UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015*

*	Effective as of the close of business on March 27, 2015, (i) MFS Core Equity Series, a series of the Registrant, was reorganized into MFS Core Equity Portfolio, a series of MFS Variable Insurance Trust II, (ii) MFS Investors Growth Stock Series, a series of the Registrant, was reorganized into MFS Massachusetts Investors Growth Stock Portfolio, a series of MFS Variable Insurance Trust II, and (iii) MFS Research International Series, a series of the Registrant, was reorganized into MFS Research International Portfolio, a series of MFS Variable Insurance Trust II. Each of MFS Core Equity Series, MFS Investors Growth Stock Series, and MFS Research International Series has been terminated as a series of the Registrant.

Effective April 30, 2015, MFS Research Bond Series was redesignated MFS Total Return Bond Series.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2015

MFS® GLOBAL EQUITY SERIES

MFS® Variable Insurance Trust

VGE-SEM

MFS® GLOBAL EQUITY SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Equity Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Equity Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Walt Disney Co.	3.0%
Time Warner, Inc.	2.8%
Reckitt Benckiser Group PLC	2.5%
Honeywell International, Inc.	2.5%
Nestle S.A.	2.5%
Accenture PLC, “A”	2.5%
Thermo Fisher Scientific, Inc.	2.5%
State Street Corp.	2.3%
Bayer AG	2.2%
Visa, Inc., “A”	2.2%

Equity sectors
Consumer Staples	17.2%
Financial Services	15.9%
Health Care	14.4%
Leisure	12.3%
Industrial Goods & Services	9.1%
Retailing	6.4%
Basic Materials	6.3%
Technology	6.1%
Special Products & Services	5.2%
Transportation	3.5%
Energy	1.8%
Autos & Housing	0.9%

Issuer country weightings (x)
United States	55.5%
United Kingdom	10.0%
Switzerland	8.5%
France	7.9%
Germany	6.6%
Netherlands	2.4%
Canada	1.7%
Japan	1.5%
Sweden	1.4%
Other Countries	4.5%

Currency exposure weightings (y)
United States Dollar	57.8%
Euro	17.4%
British Pound Sterling	10.0%
Swiss Franc	8.5%
Japanese Yen	1.5%
Swedish Krona	1.4%
Brazilian Real	0.9%
Danish Krone	0.8%
South Korean Won	0.6%
Other Currencies	1.1%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	1.00%	$1,000.00	$1,028.08	$5.03
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
Service Class	Actual	1.25%	$1,000.00	$1,026.67	$6.28
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Global Equity Series

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 5.1%
Honeywell International, Inc.	14,424	$1,470,815
MTU Aero Engines Holding AG	4,286	403,141
United Technologies Corp.	10,166	1,127,714

		$3,001,670

Alcoholic Beverages – 5.9%
AmBev S.A.	51,968	$319,253
Carlsberg A.S., “B”	5,298	480,960
Diageo PLC	41,278	1,194,037
Heineken N.V.	9,061	687,619
Pernod Ricard S.A.	6,633	766,101

		$3,447,970

Apparel Manufacturers – 3.4%
Burberry Group PLC	13,760	$339,656
Compagnie Financiere Richemont S.A.	7,180	584,030
LVMH Moet Hennessy Louis Vuitton S.A.	6,081	1,065,383

		$1,989,069

Automotive – 0.9%
Delphi Automotive PLC	5,152	$438,384
Harley-Davidson, Inc.	1,798	101,317

		$539,701

Broadcasting – 8.4%
Omnicom Group, Inc.	7,498	$521,036
Time Warner, Inc.	18,622	1,627,749
Viacom, Inc., “B”	2,533	163,733
Walt Disney Co.	15,496	1,768,713
WPP PLC	38,662	866,262

		$4,947,493

Brokerage & Asset Managers – 1.7%
Deutsche Boerse AG	3,677	$304,373
Franklin Resources, Inc.	14,378	704,953

		$1,009,326

Business Services – 5.2%
Accenture PLC, “A”	14,890	$1,441,054
Adecco S.A.	7,074	574,273
Brenntag AG	4,470	256,295
Compass Group PLC	41,645	689,027
NOW, Inc. (a)	3,311	65,922

		$3,026,571

Cable TV – 2.0%
British Sky Broadcasting Group PLC	34,990	$570,122
Time Warner Cable, Inc.	3,424	610,054

		$1,180,176

Chemicals – 1.6%
3M Co.	6,061	$935,212
Monsanto Co.	249	26,541

		$961,753

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 2.4%
Check Point Software Technologies Ltd. (a)	3,437	$273,413
Dassault Systems S.A.	1,173	85,289
Oracle Corp.	25,665	1,034,300

		$1,393,002

Consumer Products – 5.9%
Colgate-Palmolive Co.	11,603	$758,952
International Flavors & Fragrances, Inc.	3,873	423,280
Reckitt Benckiser Group PLC	17,296	1,491,437
Svenska Cellulosa Aktiebolaget	32,242	819,872

		$3,493,541

Electrical Equipment – 4.0%
Amphenol Corp., “A”	7,357	$426,485
Legrand S.A.	11,531	647,394
Rockwell Automation, Inc.	1,239	154,429
Schneider Electric S.A.	10,114	698,297
W.W. Grainger, Inc.	1,717	406,328

		$2,332,933

Electronics – 2.2%
Hoya Corp.	12,500	$501,185
Microchip Technology, Inc.	9,673	458,742
Samsung Electronics Co. Ltd.	310	352,396

		$1,312,323

Energy – Independent – 0.4%
INPEX Corp.	19,200	$218,301

Food & Beverages – 5.4%
Danone S.A.	14,491	$936,845
Kellogg Co.	12,270	769,329
Nestle S.A.	20,192	1,457,789

		$3,163,963

Food & Drug Stores – 0.3%
Lawson, Inc.	2,600	$178,028

Gaming & Lodging – 0.7%
Sands China Ltd.	30,000	$101,012
William Hill PLC	31,541	199,771
Wynn Resorts Ltd.	1,193	117,713

		$418,496

Insurance – 0.4%
Swiss Re Ltd.	2,483	$219,764

Internet – 0.8%
eBay, Inc. (a)	7,647	$460,655

Major Banks – 6.0%
Bank of New York Mellon Corp.	23,371	$980,881
Goldman Sachs Group, Inc.	3,665	765,215
Standard Chartered PLC	28,037	448,901
State Street Corp.	17,282	1,330,714

		$3,525,711

4

MFS Global Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 9.9%
DENTSPLY International, Inc.	8,981	$462,971
Medtronic PLC	12,127	898,611
Sonova Holding AG	2,285	308,919
St. Jude Medical, Inc.	11,420	834,459
Stryker Corp.	8,566	818,653
Thermo Fisher Scientific, Inc.	11,101	1,440,466
Waters Corp. (a)	4,469	573,730
Zimmer Holdings, Inc.	4,097	447,515

		$5,785,324

Network & Telecom – 0.7%
Cisco Systems, Inc.	14,100	$387,186

Oil Services – 1.5%
National Oilwell Varco, Inc.	5,580	$269,402
Schlumberger Ltd.	6,867	591,867

		$861,269

Other Banks & Diversified Financials – 7.8%
American Express Co.	11,356	$882,588
Credicorp Ltd.	831	115,443
Erste Group Bank AG (a)	8,545	242,685
Grupo Financiero Banorte S.A. de C.V.	38,338	210,356
Itau Unibanco Holding S.A., ADR	20,113	220,237
Julius Baer Group Ltd.	7,772	436,003
Kasikornbank Co. Ltd.	26,600	148,848
Komercni Banka A.S.	531	117,711
Sberbank of Russia, ADR	13,310	69,478
UBS AG	41,820	886,989
Visa, Inc., “A”	18,855	1,266,113

		$4,596,451

Pharmaceuticals – 4.6%
Bayer AG	9,386	$1,313,758
Johnson & Johnson	3,906	380,679
Merck KGaA	5,072	505,401
Roche Holding AG	1,729	484,516

		$2,684,354

Railroad & Shipping – 2.0%
Canadian National Railway Co.	16,753	$967,486
Union Pacific Corp.	2,367	225,741

		$1,193,227

Restaurants – 1.2%
McDonald’s Corp.	6,377	$606,261
Whitbread PLC	1,149	89,293

		$695,554

Specialty Chemicals – 4.6%
Akzo Nobel N.V.	10,114	$735,958
L’Air Liquide S.A.	2,499	316,073
Linde AG	5,811	1,100,679
Praxair, Inc.	4,598	549,691

		$2,702,401

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 2.7%
AutoZone, Inc. (a)	982	$654,896
Hermes International	295	110,043
Sally Beauty Holdings, Inc. (a)	14,010	442,436
Urban Outfitters, Inc. (a)	10,716	375,060

		$1,582,435

Trucking – 1.4%
United Parcel Service, Inc., “B”	8,710	$844,086

Total Common Stocks (Identified Cost, $37,184,219)		$58,152,733

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	29,273	$29,273

Total Investments (Identified Cost, $37,213,492)		$58,182,006

OTHER ASSETS, LESS LIABILITIES – 0.8%		481,215

NET ASSETS – 100.0%		$58,663,221

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $37,184,219)	$58,152,733
Underlying affiliated funds, at cost and value	29,273
Total investments, at value (identified cost, $37,213,492)	$58,182,006
Foreign currency, at value (identified cost, $42)	42
Receivables for
Investments sold	571,369
Fund shares sold	28,779
Interest and dividends	127,402
Receivable from investment adviser	6,565
Other assets	292
Total assets		$58,916,455
Liabilities
Payable to custodian	$3,870
Payables for
Investments purchased	118,756
Fund shares reacquired	73,070
Payable to affiliates
Shareholder servicing costs	179
Distribution and/or service fees	104
Payable for independent Trustees’ compensation	9
Deferred country tax expense payable	2,596
Accrued expenses and other liabilities	54,650
Total liabilities		$253,234
Net assets		$58,663,221
Net assets consist of
Paid-in capital	$33,666,474
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $2,596 deferred country tax)	20,964,841
Accumulated net realized gain (loss) on investments and foreign currency	3,039,104
Undistributed net investment income	992,802
Net assets		$58,663,221
Shares of beneficial interest outstanding		2,914,766

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$51,187,389	2,541,317	$20.14
Service Class	7,475,832	373,449	20.02

See Notes to Financial Statements

6

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$729,423
Interest	2,756
Dividends from underlying affiliated funds	212
Foreign taxes withheld	(43,407)
Total investment income		$688,984
Expenses
Management fee	$293,744
Distribution and/or service fees	9,036
Shareholder servicing costs	6,973
Administrative services fee	9,400
Independent Trustees’ compensation	1,407
Custodian fee	20,525
Shareholder communications	10,316
Audit and tax fees	27,483
Legal fees	260
Miscellaneous	4,923
Total expenses		$384,067
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(81,189)
Net expenses		$302,877
Net investment income		$386,107
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $1,049 country tax)	$1,484,235
Foreign currency	(40)
Net realized gain (loss) on investments and foreign currency		$1,484,195
Change in unrealized appreciation (depreciation)
Investments (net of $6,529 decrease in deferred country tax)	$(299,852)
Translation of assets and liabilities in foreign currencies	2,302
Net unrealized gain (loss) on investments and foreign currency translation		$(297,550)
Net realized and unrealized gain (loss) on investments and foreign currency		$1,186,645
Change in net assets from operations		$1,572,752

See Notes to Financial Statements

7

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$386,107	$618,571
Net realized gain (loss) on investments and foreign currency	1,484,195	1,918,060
Net unrealized gain (loss) on investments and foreign currency translation	(297,550)	(288,274)
Change in net assets from operations	$1,572,752	$2,248,357
Distributions declared to shareholders
From net investment income	$—	$(423,888)
From net realized gain on investments	—	(597,485)
Total distributions declared to shareholders	$—	$(1,021,373)
Change in net assets from fund share transactions	$(1,077,354)	$(4,151,496)
Total change in net assets	$495,398	$(2,924,512)
Net assets
At beginning of period	58,167,823	61,092,335
At end of period (including undistributed net investment income of $992,802 and $606,695, respectively)	$58,663,221	$58,167,823

See Notes to Financial Statements

8

MFS Global Equity Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$19.59		$19.18	$15.14	$12.71	$13.40	$12.04
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.20	$0.14	$0.16	$0.14	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.42		0.54	4.05	2.76	(0.72)	1.37
Total from investment operations	$0.55		$0.74	$4.19	$2.92	$(0.58)	$1.48
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.15)	$(0.16)	$(0.11)	$(0.12)
From net realized gain on investments	—		(0.19)	—	(0.33)	—	—
Total distributions declared to shareholders	$—		$(0.33)	$(0.15)	$(0.49)	$(0.11)	$(0.12)
Net asset value, end of period (x)	$20.14		$19.59	$19.18	$15.14	$12.71	$13.40
Total return (%) (k)(r)(s)(x)	2.81	(n)	3.87	27.81	23.34	(4.32)	12.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.28	1.31	1.30	1.40	1.38
Expenses after expense reductions (f)	1.00	(a)	1.09	1.15	1.15	1.15	1.15
Net investment income	1.34	(a)	1.06	0.82	1.15	1.08	0.88
Portfolio turnover	6	(n)	15	25	21	15	18
Net assets at end of period (000 omitted)	$51,187		$51,635	$54,075	$41,297	$35,426	$39,966

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$19.50		$19.10	$15.09	$12.68	$13.37	$12.03
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.15	$0.09	$0.12	$0.11	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		0.54	4.05	2.75	(0.71)	1.36
Total from investment operations	$0.52		$0.69	$4.14	$2.87	$(0.60)	$1.44
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.13)	$(0.13)	$(0.09)	$(0.10)
From net realized gain on investments	—		(0.19)	—	(0.33)	—	—
Total distributions declared to shareholders	$—		$(0.29)	$(0.13)	$(0.46)	$(0.09)	$(0.10)
Net asset value, end of period (x)	$20.02		$19.50	$19.10	$15.09	$12.68	$13.37
Total return (%) (k)(r)(s)(x)	2.67	(n)	3.63	27.52	22.98	(4.53)	12.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.53	1.56	1.54	1.65	1.63
Expenses after expense reductions (f)	1.25	(a)	1.34	1.40	1.40	1.40	1.40
Net investment income	1.13	(a)	0.80	0.54	0.87	0.83	0.64
Portfolio turnover	6	(n)	15	25	21	15	18
Net assets at end of period (000 omitted)	$7,476		$6,533	$7,018	$4,127	$2,640	$2,474

See Notes to Financial Statements

9

MFS Global Equity Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Global Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Equity Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be

11

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$58,152,733	$—	$—	$58,152,733
Mutual Funds	29,273	—	—	29,273
Total Investments	$58,182,006	$—	$—	$58,182,006

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $18,993,589 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

12

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$674,837
Long-term capital gain	346,536
Total distributions	$1,021,373

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$37,610,537
Gross appreciation	21,354,764
Gross depreciation	(783,295)
Net unrealized appreciation (depreciation)	$20,571,469

As of 12/31/14
Undistributed ordinary income	836,120
Undistributed long-term capital gain	1,722,529
Other temporary differences	(12,504)
Net unrealized appreciation (depreciation)	20,877,850

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$386,822	$—	$527,323
Service Class	—	37,066	—	70,162
Total	$—	$423,888	$—	$597,485

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	1.00%
Average daily net assets in excess of $1 billion	0.90%

The investment adviser has agreed in writing to reduce its management fee to 0.90% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, this management fee reduction amounted to $29,380, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $1,951, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, this reduction amounted to $49,858, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $6,814, which equated to 0.0232% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $159.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0320% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of

14

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $76 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $3,717,642 and $4,513,687, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	173,639	$3,546,972	441,453	$8,518,356
Service Class	103,833	2,091,145	152,649	2,923,655
	277,472	$5,638,117	594,102	$11,442,011
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	46,759	$914,145
Service Class	—	—	5,507	107,228
	—	$—	52,266	$1,021,373
Shares reacquired
Initial Class	(267,464)	$(5,395,608)	(671,843)	$(12,966,190)
Service Class	(65,403)	(1,319,863)	(190,527)	(3,648,690)
	(332,867)	$(6,715,471)	(862,370)	$(16,614,880)
Net change
Initial Class	(93,825)	$(1,848,636)	(183,631)	$(3,533,689)
Service Class	38,430	771,282	(32,371)	(617,807)
	(55,395)	$(1,077,354)	(216,002)	$(4,151,496)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $99 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	390,900	4,727,934	(5,089,561)	29,273

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$212	$29,273

15

MFS Global Equity Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2015

MFS® GROWTH SERIES

MFS® Variable Insurance Trust

VEG-SEM

MFS® GROWTH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	4.0%
Visa, Inc., “A”	3.3%
Facebook, Inc., “A”	2.7%
MasterCard, Inc., “A”	2.6%
Google, Inc., “A”	2.4%
Allergan PLC	2.4%
Danaher Corp.	2.3%
Thermo Fisher Scientific, Inc.	2.3%
Google, Inc., “C”	2.1%
Biogen, Inc.	2.0%

Equity sectors
Technology	20.5%
Health Care	20.4%
Retailing	14.5%
Financial Services	10.2%
Leisure	8.8%
Special Products & Services	5.7%
Industrial Goods & Services	5.6%
Consumer Staples	4.9%
Autos & Housing	2.1%
Transportation	1.7%
Utilities & Communications	1.7%
Basic Materials	1.4%
Energy	0.7%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.75%	$1,000.00	$1,037.48	$3.79
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
Service Class	Actual	1.00%	$1,000.00	$1,036.37	$5.05
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.2%
Aerospace – 0.9%
Honeywell International, Inc.	106,987	$10,909,460
Rockwell Collins, Inc.	40,545	3,744,331

		$14,653,791

Airlines – 0.2%
Spirit Airlines, Inc. (a)	60,649	$3,766,303

Alcoholic Beverages – 1.5%
Constellation Brands, Inc., “A”	134,464	$15,600,513
Pernod Ricard S.A.	61,856	7,144,270

		$22,744,783

Apparel Manufacturers – 2.5%
LVMH Moet Hennessy Louis Vuitton S.A.	57,812	$10,128,582
NIKE, Inc., “B”	107,584	11,621,224
PVH Corp.	29,845	3,438,144
VF Corp.	189,056	13,184,765

		$38,372,715

Biotechnology – 6.8%
Alexion Pharmaceuticals, Inc. (a)	110,140	$19,910,008
Biogen, Inc. (a)	76,191	30,776,593
Celgene Corp. (a)	142,252	16,463,535
Gilead Sciences, Inc.	72,050	8,435,614
Isis Pharmaceuticals, Inc. (a)	34,899	2,008,437
Regeneron Pharmaceuticals, Inc. (a)	41,761	21,303,539
Vertex Pharmaceuticals, Inc. (a)	48,430	5,980,136

		$104,877,862

Broadcasting – 2.3%
Time Warner, Inc.	186,134	$16,269,973
Twenty-First Century Fox, Inc.	555,430	18,076,469
Walt Disney Co.	16,127	1,840,736

		$36,187,178

Brokerage & Asset Managers – 3.5%
Affiliated Managers Group, Inc. (a)	50,933	$11,133,954
BlackRock, Inc.	36,858	12,752,131
Charles Schwab Corp.	162,897	5,318,587
Intercontinental Exchange, Inc.	108,728	24,312,668

		$53,517,340

Business Services – 4.1%
Cognizant Technology Solutions Corp., “A” (a)	373,864	$22,839,352
Equifax, Inc.	80,696	7,834,775
Fiserv, Inc. (a)	67,689	5,606,680
FleetCor Technologies, Inc. (a)	92,188	14,386,859
Realogy Holdings Corp. (a)	121,744	5,687,880
Verisk Analytics, Inc., “A” (a)	74,164	5,396,173
Zillow Group, Inc. (a)	24,886	2,158,612

		$63,910,331

Cable TV – 1.2%
Comcast Corp., “Special A”	306,675	$18,382,100

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 1.0%
Monsanto Co.	139,577	$14,877,512

Computer Software – 4.5%
Adobe Systems, Inc. (a)	325,143	$26,339,834
Intuit, Inc.	99,015	9,977,742
Oracle Corp.	284,263	11,455,799
Salesforce.com, Inc. (a)	327,116	22,777,087

		$70,550,462

Computer Software – Systems – 5.2%
Apple, Inc.	489,734	$61,424,887
EMC Corp.	574,310	15,156,041
Sabre Corp.	179,321	4,267,840

		$80,848,768

Construction – 2.1%
Sherwin-Williams Co.	87,599	$24,091,477
Vulcan Materials Co.	96,623	8,109,568

		$32,201,045

Consumer Products – 1.6%
Colgate-Palmolive Co.	225,166	$14,728,108
Estee Lauder Cos., Inc., “A”	119,386	10,345,991

		$25,074,099

Consumer Services – 1.5%
Priceline Group, Inc. (a)	20,795	$23,942,739

Electrical Equipment – 3.4%
AMETEK, Inc.	287,055	$15,724,873
Danaher Corp.	423,267	36,227,423

		$51,952,296

Electronics – 1.9%
Avago Technologies Ltd.	116,572	$15,495,916
Broadcom Corp., “A”	185,016	9,526,474
NXP Semiconductors N.V. (a)	51,396	5,047,087

		$30,069,477

Energy – Independent – 0.4%
Anadarko Petroleum Corp.	49,167	$3,837,976
Noble Energy, Inc.	52,974	2,260,930

		$6,098,906

Entertainment – 1.5%
Netflix, Inc. (a)	34,334	$22,555,378

Food & Beverages – 1.8%
Danone S.A.	124,595	$8,055,083
Mead Johnson Nutrition Co., “A”	105,860	9,550,689
Mondelez International, Inc.	261,862	10,773,003

		$28,378,775

Food & Drug Stores – 1.6%
CVS Health Corp.	232,999	$24,436,935

4

MFS Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Gaming & Lodging – 1.2%
Hilton Worldwide Holdings, Inc. (a)	274,618	$7,565,726
Marriott International, Inc., “A”	120,931	8,996,057
Wynn Resorts Ltd.	15,127	1,492,581

		$18,054,364

General Merchandise – 2.7%
Costco Wholesale Corp.	93,975	$12,692,264
Dollar General Corp.	210,866	16,392,723
Dollar Tree, Inc. (a)	155,032	12,245,978

		$41,330,965

Internet – 8.8%
Alibaba Group Holding Ltd., ADR (a)	75,443	$6,206,696
Facebook, Inc., “A “ (a)	489,175	41,954,094
Google, Inc., “A” (a)	69,335	37,443,673
Google, Inc., “C” (a)	62,292	32,423,609
LinkedIn Corp., “A” (a)	74,173	15,326,367
Twitter, Inc. (a)	99,321	3,597,407

		$136,951,846

Machinery & Tools – 1.3%
Colfax Corp. (a)	98,128	$4,528,607
Roper Technologies, Inc.	94,364	16,274,015

		$20,802,622

Major Banks – 0.8%
Morgan Stanley	310,382	$12,039,718

Medical & Health Technology & Services – 2.1%
Cerner Corp. (a)	150,933	$10,423,433
McKesson Corp.	98,593	22,164,692

		$32,588,125

Medical Equipment – 5.3%
Abbott Laboratories	340,726	$16,722,832
C.R. Bard, Inc.	30,092	5,136,704
Cooper Cos., Inc.	36,376	6,473,837
Medtronic PLC	236,034	17,490,119
Thermo Fisher Scientific, Inc.	278,650	36,157,624

		$81,981,116

Oil Services – 0.4%
Schlumberger Ltd.	63,153	$5,443,157

Other Banks & Diversified Financials – 6.0%
MasterCard, Inc., “A”	437,022	$40,852,817
Visa, Inc., “A”	769,762	51,689,518

		$92,542,335

Pharmaceuticals – 6.2%
Allergan PLC (a)	121,757	$36,948,379
Bristol-Myers Squibb Co.	396,605	26,390,097
Eli Lilly & Co.	129,032	10,772,882
Receptos, Inc. (a)	26,793	5,092,010
Valeant Pharmaceuticals International, Inc. (a)	57,198	12,706,536
Zoetis, Inc.	102,577	4,946,263

		$96,856,167

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Printing & Publishing – 0.5%
Moody’s Corp.	77,815	$8,400,907

Railroad & Shipping – 0.9%
Canadian Pacific Railway Ltd.	55,897	$8,956,376
Union Pacific Corp.	57,236	5,458,597

		$14,414,973

Restaurants – 2.2%
Aramark	271,246	$8,400,489
Starbucks Corp.	435,878	23,369,599
YUM! Brands, Inc.	21,051	1,896,274

		$33,666,362

Specialty Chemicals – 0.4%
Ecolab, Inc.	54,526	$6,165,255

Specialty Stores – 7.7%
Amazon.com, Inc. (a)	67,909	$29,478,618
AutoZone, Inc. (a)	23,385	15,595,457
Burlington Stores, Inc. (a)	107,657	5,512,038
L Brands, Inc.	55,283	4,739,412
Ross Stores, Inc.	607,614	29,536,117
Tiffany & Co.	18,310	1,680,858
TJX Cos., Inc.	333,247	22,050,954
Tractor Supply Co.	111,183	9,999,799
Urban Outfitters, Inc. (a)	40,665	1,423,275

		$120,016,528

Telecommunications – Wireless – 1.7%
American Tower Corp., REIT	280,564	$26,173,816

Trucking – 0.5%
FedEx Corp.	47,839	$8,151,766

Total Common Stocks (Identified Cost, $1,016,286,276)		$1,522,978,817

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	24,004,512	$24,004,512

Total Investments (Identified Cost, $1,040,290,788)		$1,546,983,329

OTHER ASSETS, LESS LIABILITIES – 0.2%		3,311,993

NET ASSETS – 100.0%		$1,550,295,322

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,016,286,276)	$1,522,978,817
Underlying affiliated funds, at cost and value	24,004,512
Total investments, at value (identified cost, $1,040,290,788)	$1,546,983,329
Receivables for
Investments sold	13,493,620
Fund shares sold	207,278
Interest and dividends	810,209
Other assets	3,971
Total assets		$1,561,498,407
Liabilities
Payables for
Investments purchased	$6,588,948
Fund shares reacquired	4,376,901
Payable to affiliates
Investment adviser	52,310
Shareholder servicing costs	1,240
Distribution and/or service fees	3,777
Payable for independent Trustees’ compensation	16
Accrued expenses and other liabilities	179,893
Total liabilities		$11,203,085
Net assets		$1,550,295,322
Net assets consist of
Paid-in capital	$904,517,425
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	506,692,443
Accumulated net realized gain (loss) on investments and foreign currency	135,910,932
Undistributed net investment income	3,174,522
Net assets		$1,550,295,322
Shares of beneficial interest outstanding		37,766,978

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,277,044,905	30,965,461	$41.24
Service Class	273,250,417	6,801,517	40.17

See Notes to Financial Statements

6

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$7,360,668
Interest	16,084
Dividends from underlying affiliated funds	13,440
Foreign taxes withheld	(54,216)
Total investment income		$7,335,976
Expenses
Management fee	$5,604,985
Distribution and/or service fees	343,875
Shareholder servicing costs	38,233
Administrative services fee	128,957
Independent Trustees’ compensation	17,120
Custodian fee	64,553
Shareholder communications	63,533
Audit and tax fees	28,016
Legal fees	6,655
Miscellaneous	18,183
Total expenses		$6,314,110
Fees paid indirectly	(24)
Reduction of expenses by investment adviser	(52,180)
Net expenses		$6,261,906
Net investment income		$1,074,070
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$53,848,130
Foreign currency	4,921
Net realized gain (loss) on investments and foreign currency		$53,853,051
Change in unrealized appreciation (depreciation)
Investments	$3,789,405
Translation of assets and liabilities in foreign currencies	(2,901)
Net unrealized gain (loss) on investments and foreign currency translation		$3,786,504
Net realized and unrealized gain (loss) on investments and foreign currency		$57,639,555
Change in net assets from operations		$58,713,625

See Notes to Financial Statements

7

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited	)	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$1,074,070		$2,104,826
Net realized gain (loss) on investments and foreign currency	53,853,051		93,277,069
Net unrealized gain (loss) on investments and foreign currency translation	3,786,504		34,228,741
Change in net assets from operations	$58,713,625		$129,610,636
Distributions declared to shareholders
From net investment income	$—		$(1,315,037)
From net realized gain on investments	—		(101,856,096)
Total distributions declared to shareholders	$—		$(103,171,133)
Change in net assets from fund share transactions	$(51,416,113)		$(34,019,063)
Total change in net assets	$7,297,512		$(7,579,560)
Net assets
At beginning of period	1,542,997,810		1,550,577,370
At end of period (including undistributed net investment income of $3,174,522 and $2,100,452, respectively)	$1,550,295,322		$1,542,997,810

See Notes to Financial Statements

8

MFS Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011		2010
	(unaudited)
Net asset value, beginning of period	$39.75		$39.07	$28.83	$24.56	$24.69		$21.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.07	$0.04	$0.13	$(0.00	)(w)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.45		3.33	10.53	4.14	(0.08)		3.24
Total from investment operations	$1.49		$3.40	$10.57	$4.27	$(0.08)		$3.29
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.08)	$—	$(0.05)		$(0.03)
From net realized gain on investments	—		(2.68)	(0.25)	—	—		—
Total distributions declared to shareholders	$—		$(2.72)	$(0.33)	$—	$(0.05)		$(0.03)
Net asset value, end of period (x)	$41.24		$39.75	$39.07	$28.83	$24.56		$24.69
Total return (%) (k)(r)(s)(x)	3.75	(n)	8.94	36.85	17.39	(0.32)		15.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.76	0.77	0.82	0.84		0.85
Expenses after expense reductions (f)	0.75	(a)	0.76	0.77	0.82	0.84		0.85
Net investment income	0.18	(a)	0.18	0.13	0.45	(0.00	)(w)	0.24
Portfolio turnover	18	(n)	36	43	52	75		100
Net assets at end of period (000 omitted)	$1,277,045		$1,263,935	$1,308,361	$1,007,422	$461,382		$503,497

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011		2010
	(unaudited)
Net asset value, beginning of period	$38.77		$38.22	$28.25	$24.13	$24.27		$21.10
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.02)	$(0.04)	$0.07	$(0.06)		$0.00 (w)
Net realized and unrealized gain (loss) on investments and foreign currency	1.41		3.25	10.30	4.05	(0.08)		3.17
Total from investment operations	$1.40		$3.23	$10.26	$4.12	$(0.14)		$3.17
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.04)	$—	$(0.00	)(w)	$—
From net realized gain on investments	—		(2.68)	(0.25)	—	—		—
Total distributions declared to shareholders	$—		$(2.68)	$(0.29)	$—	$(0.00	)(w)	$—
Net asset value, end of period (x)	$40.17		$38.77	$38.22	$28.25	$24.13		$24.27
Total return (%) (k)(r)(s)(x)	3.61	(n)	8.68	36.49	17.07	(0.56)		15.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.01	1.02	1.07	1.09		1.10
Expenses after expense reductions (f)	1.00	(a)	1.01	1.02	1.07	1.09		1.10
Net investment income (loss)	(0.07	)(a)	(0.06)	(0.12)	0.26	(0.25)		0.02
Portfolio turnover	18	(n)	36	43	52	75		100
Net assets at end of period (000 omitted)	$273,250		$279,063	$242,216	$134,247	$56,810		$43,161

See Notes to Financial Statements

9

MFS Growth Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01 or ratio was less than 0.01%.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and

11

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,522,978,817	$—	$—	$1,522,978,817
Mutual Funds	24,004,512	—	—	24,004,512
Total Investments	$1,546,983,329	$—	$—	$1,546,983,329

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $25,327,935 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015 there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

12

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$28,519,200
Long-term capital gains	74,651,933
Total distributions	$103,171,133

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$1,042,392,195
Gross appreciation	514,106,229
Gross depreciation	(9,515,095)
Net unrealized appreciation (depreciation)	$504,591,134

As of 12/31/14
Undistributed ordinary income	3,887,306
Undistributed long-term capital gain	82,537,653
Other temporary differences	(162,416)
Net unrealized appreciation (depreciation)	500,801,729

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$1,315,037	$—	$83,920,326
Service Class	—	—	—	17,935,770
Total	$—	$1,315,037	$—	$101,856,096

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $52,180, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.71% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $36,903, which equated to 0.0047% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $1,330.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0164% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $2,012 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

14

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $273,386,928 and $330,399,965, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,749,298	$70,288,099	1,933,212	$75,547,700
Service Class	616,510	24,643,782	2,525,829	96,644,801
	2,365,808	$94,931,881	4,459,041	$172,192,501
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,206,955	$84,945,696
Service Class	—	—	477,396	17,935,770
	—	$—	2,684,351	$102,881,466
Shares reacquired
Initial Class	(2,578,693)	$(106,095,119)	(5,836,614)	$(229,260,814)
Service Class	(1,012,284)	(40,252,875)	(2,143,317)	(79,832,216)
	(3,590,977)	$(146,347,994)	(7,979,931)	$(309,093,030)
Net change
Initial Class	(829,395)	$(35,807,020)	(1,696,447)	$(68,767,418)
Service Class	(395,774)	(15,609,093)	859,908	34,748,355
	(1,225,169)	$(51,416,113)	(836,539)	$(34,019,063)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 12%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $2,598 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,395,311	138,791,058	(134,181,857)	24,004,512

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,440	$24,004,512

15

MFS Growth Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2015

MFS® INVESTORS TRUST SERIES

MFS® Variable Insurance Trust

VGI-SEM

MFS® INVESTORS TRUST SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Trust Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Investors Trust Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	3.3%
Visa, Inc., “A”	2.6%
Danaher Corp.	2.6%
Wells Fargo & Co.	2.0%
Walt Disney Co.	2.0%
Goldman Sachs Group, Inc.	2.0%
Johnson & Johnson	2.0%
American Express Co.	1.9%
EMC Corp.	1.9%
United Technologies Corp.	1.9%

Equity sectors
Financial Services	20.3%
Health Care	14.7%
Technology	9.4%
Industrial Goods & Services	9.1%
Consumer Staples	8.3%
Retailing	8.1%
Leisure	7.8%
Energy	5.4%
Special Products & Services	5.3%
Basic Materials	3.8%
Utilities & Communications	3.3%
Transportation	1.9%
Autos & Housing	1.3%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Trust Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.81%	$1,000.00	$1,016.44	$4.05
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.06%	$1,000.00	$1,015.27	$5.30
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Investors Trust Series

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.4%
Aerospace – 4.8%
Honeywell International, Inc.	100,853	$10,283,981
Precision Castparts Corp.	34,051	6,805,773
United Technologies Corp.	104,914	11,638,110

		$28,727,864

Alcoholic Beverages – 1.8%
Diageo PLC	147,989	$4,280,835
Pernod Ricard S.A.	56,250	6,496,786

		$10,777,621

Apparel Manufacturers – 2.5%
LVMH Moet Hennessy Louis Vuitton S.A.	33,538	$5,875,811
NIKE, Inc., “B”	35,478	3,832,334
VF Corp.	77,788	5,424,935

		$15,133,080

Automotive – 0.2%
Delphi Automotive PLC	14,387	$1,224,190

Broadcasting – 5.1%
Time Warner, Inc.	124,096	$10,847,231
Twenty-First Century Fox, Inc.	237,960	7,744,408
Walt Disney Co.	106,703	12,179,080

		$30,770,719

Brokerage & Asset Managers – 2.6%
BlackRock, Inc.	27,099	$9,375,712
NASDAQ OMX Group, Inc.	134,980	6,588,374

		$15,964,086

Business Services – 5.3%
Accenture PLC, “A”	103,782	$10,044,022
Cognizant Technology Solutions Corp., “A” (a)	175,036	10,692,949
Fidelity National Information Services, Inc.	153,272	9,472,210
Gartner, Inc. (a)	18,694	1,603,571

		$31,812,752

Cable TV – 1.9%
Comcast Corp., “A”	190,412	$11,451,378

Chemicals – 0.8%
Monsanto Co.	44,873	$4,783,013

Computer Software – 0.8%
Adobe Systems, Inc. (a)	30,768	$2,492,516
Citrix Systems, Inc. (a)	32,282	2,264,905

		$4,757,421

Computer Software – Systems – 3.9%
Apple, Inc.	57,123	$7,164,652
EMC Corp.	442,678	11,682,272
Hewlett-Packard Co.	149,676	4,491,777

		$23,338,701

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 1.1%
Sherwin-Williams Co.	23,471	$6,454,994

Consumer Products – 3.5%
Colgate-Palmolive Co.	85,146	$5,569,400
Newell Rubbermaid, Inc.	223,687	9,195,773
Procter & Gamble Co.	82,423	6,448,776

		$21,213,949

Containers – 1.2%
Crown Holdings, Inc. (a)	136,880	$7,242,321

Electrical Equipment – 3.8%
Danaher Corp.	182,381	$15,609,990
W.W. Grainger, Inc.	30,205	7,148,013

		$22,758,003

Electronics – 1.9%
Avago Technologies Ltd.	25,617	$3,405,268
Microchip Technology, Inc.	165,742	7,860,314

		$11,265,582

Energy – Independent – 2.8%
EOG Resources, Inc.	107,942	$9,450,322
Noble Energy, Inc.	120,691	5,151,092
Occidental Petroleum Corp.	30,130	2,343,210

		$16,944,624

Engineering – Construction – 0.5%
Fluor Corp.	61,621	$3,266,529

Food & Beverages – 3.0%
Danone S.A.	104,068	$6,728,009
General Mills, Inc.	44,718	2,491,687
Mondelez International, Inc.	221,930	9,130,200

		$18,349,896

General Merchandise – 2.1%
Kohl’s Corp.	107,742	$6,745,727
Target Corp.	74,583	6,088,210

		$12,833,937

Insurance – 0.8%
ACE Ltd.	45,031	$4,578,752

Internet – 2.9%
Google, Inc., “A” (a)	18,052	$9,748,802
Google, Inc., “C” (a)	14,493	7,543,751

		$17,292,553

Major Banks – 10.7%
Bank of America Corp.	650,981	$11,079,697
Goldman Sachs Group, Inc.	57,966	12,102,721
JPMorgan Chase & Co.	289,359	19,606,966
Morgan Stanley	145,761	5,654,069
State Street Corp.	47,266	3,639,482

4

MFS Investors Trust Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Wells Fargo & Co.	219,032	$12,318,360

		$64,401,295

Medical & Health Technology & Services – 1.2%
McKesson Corp.	32,805	$7,374,892

Medical Equipment – 5.3%
Abbott Laboratories	122,373	$6,006,067
Medtronic PLC	57,216	4,239,706
St. Jude Medical, Inc.	65,710	4,801,430
Stryker Corp.	59,257	5,663,191
Thermo Fisher Scientific, Inc.	86,607	11,238,124

		$31,948,518

Oil Services – 2.5%
Cameron International Corp. (a)	83,204	$4,357,393
National Oilwell Varco, Inc.	62,655	3,024,983
Schlumberger Ltd.	92,270	7,952,751

		$15,335,127

Other Banks & Diversified Financials – 6.2%
American Express Co.	150,988	$11,734,787
MasterCard, Inc., “A”	107,223	10,023,206
Visa, Inc., “A”	234,898	15,773,401

		$37,531,394

Pharmaceuticals – 8.2%
Allergan PLC (a)	22,452	$6,813,284
Bristol-Myers Squibb Co.	104,766	6,971,130
Eli Lilly & Co.	89,501	7,472,438
Endo International PLC (a)	74,034	5,896,808
Johnson & Johnson	121,736	11,864,391
Valeant Pharmaceuticals International, Inc. (a)	47,495	10,551,014

		$49,569,065

Railroad & Shipping – 1.2%
Canadian National Railway Co.	127,170	$7,344,068

Restaurants – 0.8%
McDonald’s Corp.	50,837	$4,833,074

Specialty Chemicals – 1.8%
Praxair, Inc.	37,203	$4,447,619
W.R. Grace & Co. (a)	61,236	6,141,971

		$10,589,590

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 3.5%
AutoZone, Inc. (a)	7,573	$5,050,434
Bed Bath & Beyond, Inc. (a)	86,869	5,992,224
L Brands, Inc.	43,699	3,746,315
Ross Stores, Inc.	130,646	6,350,702

		$21,139,675

Telecommunications – Wireless – 1.8%
American Tower Corp., REIT	115,484	$10,773,502

Trucking – 0.6%
United Parcel Service, Inc., “B”	39,360	$3,814,378

Utilities – Electric Power – 1.3%
American Electric Power Co., Inc.	68,326	$3,619,228
CMS Energy Corp.	133,059	4,236,599

		$7,855,827

Total Common Stocks (Identified Cost, $393,783,326)		$593,452,370

CONVERTIBLE PREFERRED STOCKS – 0.3%
Utilities – Electric Power – 0.3%
Exelon Corp., 6.5% (Identified Cost, $1,672,245)	33,054	$1,499,329

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	6,010,354	$6,010,354

Total Investments (Identified Cost, $401,465,925)		$600,962,053

OTHER ASSETS, LESS LIABILITIES – 0.3%		1,933,276

NET ASSETS – 100.0%		$602,895,329

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $395,455,571)	$594,951,699
Underlying affiliated funds, at cost and value	6,010,354
Total investments, at value (identified cost, $401,465,925)	$600,962,053
Foreign currency, at value (identified cost, $25)	25
Receivables for
Fund shares sold	1,834,618
Interest and dividends	548,113
Other assets	254,679
Total assets		$603,599,488
Liabilities
Payable to custodian	$26,893
Payable for fund shares reacquired	536,078
Payable to affiliates
Investment adviser	21,527
Shareholder servicing costs	654
Distribution and/or service fees	3,841
Payable for independent Trustees’ compensation	16
Accrued expenses and other liabilities	115,150
Total liabilities		$704,159
Net assets		$602,895,329
Net assets consist of
Paid-in capital	$313,795,222
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	199,496,098
Accumulated net realized gain (loss) on investments and foreign currency	82,771,002
Undistributed net investment income	6,833,007
Net assets		$602,895,329
Shares of beneficial interest outstanding		19,597,468

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$323,225,001	10,455,571	$30.91
Service Class	279,670,328	9,141,897	30.59

See Notes to Financial Statements

6

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$4,894,669
Interest	11,192
Dividends from underlying affiliated funds	2,024
Foreign taxes withheld	(44,595)
Total investment income		$4,863,290
Expenses
Management fee	$2,296,791
Distribution and/or service fees	344,576
Shareholder servicing costs	27,009
Administrative services fee	53,150
Independent Trustees’ compensation	8,148
Custodian fee	32,598
Shareholder communications	42,348
Audit and tax fees	26,425
Legal fees	2,606
Miscellaneous	9,557
Total expenses		$2,843,208
Reduction of expenses by investment adviser	(20,325)
Net expenses		$2,822,883
Net investment income		$2,040,407
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$21,469,464
Foreign currency	(1,966)
Net realized gain (loss) on investments and foreign currency		$21,467,498
Change in unrealized appreciation (depreciation)
Investments	$(13,824,526)
Translation of assets and liabilities in foreign currencies	(1,071)
Net unrealized gain (loss) on investments and foreign currency translation		$(13,825,597)
Net realized and unrealized gain (loss) on investments and foreign currency		$7,641,901
Change in net assets from operations		$9,682,308

7

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$2,040,407	$4,793,724
Net realized gain (loss) on investments and foreign currency	21,467,498	62,248,482
Net unrealized gain (loss) on investments and foreign currency translation	(13,825,597)	(5,856,182)
Change in net assets from operations	$9,682,308	$61,186,024
Distributions declared to shareholders
From net investment income	$—	$(5,376,758)
From net realized gain on investments	—	(47,877,196)
Total distributions declared to shareholders	$—	$(53,253,954)
Change in net assets from fund share transactions	$(46,503,433)	$(8,620,643)
Total change in net assets	$(36,821,125)	$(688,573)
Net assets
At beginning of period	639,716,454	640,405,027
At end of period (including undistributed net investment income of $6,833,007 and $4,792,600, respectively)	$602,895,329	$639,716,454

See Notes to Financial Statements

8

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$30.41		$29.95	$22.93	$19.41	$20.04	$18.24
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.26	$0.24	$0.25	$0.17	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		2.92	7.07	3.46	(0.61)	1.86
Total from investment operations	$0.50		$3.18	$7.31	$3.71	$(0.44)	$2.02
Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.29)	$(0.19)	$(0.19)	$(0.22)
From net realized gain on investments	—		(2.42)	—	—	—	—
Total distributions declared to shareholders	$—		$(2.72)	$(0.29)	$(0.19)	$(0.19)	$(0.22)
Net asset value, end of period (x)	$30.91		$30.41	$29.95	$22.93	$19.41	$20.04
Total return (%) (k)(r)(s)(x)	1.64	(n)	11.01	32.05	19.18	(2.18)	11.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.81	0.81	0.82	0.82	0.83
Expenses after expense reductions (f)	0.81	(a)	0.81	0.81	0.82	0.82	0.83
Net investment income	0.78	(a)	0.87	0.93	1.15	0.84	0.87
Portfolio turnover	8	(n)	25	19	28	22	22
Net assets at end of period (000 omitted)	$323,225		$356,389	$405,682	$455,295	$486,500	$603,279

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$30.13		$29.72	$22.78	$19.31	$19.95	$18.16
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.19	$0.18	$0.20	$0.12	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		2.88	7.02	3.43	(0.61)	1.86
Total from investment operations	$0.46		$3.07	$7.20	$3.63	$(0.49)	$1.97
Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.26)	$(0.16)	$(0.15)	$(0.18)
From net realized gain on investments	—		(2.42)	—	—	—	—
Total distributions declared to shareholders	$—		$(2.66)	$(0.26)	$(0.16)	$(0.15)	$(0.18)
Net asset value, end of period (x)	$30.59		$30.13	$29.72	$22.78	$19.31	$19.95
Total return (%) (k)(r)(s)(x)	1.53	(n)	10.71	31.74	18.83	(2.42)	10.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.06	1.06	1.07	1.07	1.08
Expenses after expense reductions (f)	1.06	(a)	1.06	1.06	1.07	1.07	1.08
Net investment income	0.53	(a)	0.63	0.67	0.93	0.60	0.63
Portfolio turnover	8	(n)	25	19	28	22	22
Net assets at end of period (000 omitted)	$279,670		$283,328	$234,723	$141,806	$78,392	$62,309

See Notes to Financial Statements

9

MFS Investors Trust Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Investors Trust Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Trust Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

11

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$594,951,699	$—	$—	$594,951,699
Mutual Funds	6,010,354	—	—	6,010,354
Total Investments	$600,962,053	$—	$—	$600,962,053

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $23,381,441 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

12

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2015, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$10,197,233
Long-term capital gains	43,056,721
Total distributions	$53,253,954

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$403,122,486
Gross appreciation	202,518,836
Gross depreciation	(4,679,269)
Net unrealized appreciation (depreciation)	$197,839,567

As of 12/31/14
Undistributed ordinary income	10,174,203
Undistributed long-term capital gain	57,578,462
Other temporary differences	1,041
Net unrealized appreciation (depreciation)	211,664,093

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$3,396,452	$—	$27,760,205
Service Class	—	1,980,306	—	20,116,991
Total	$—	$5,376,758	$—	$47,877,196

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of the average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $20,325 which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $26,330, which equated to 0.0086% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $679.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $807 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

14

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $48,777,029 and $89,028,334, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	156,590	$4,821,603	216,623	$6,487,891
Service Class	1,055,334	32,164,857	3,399,102	100,586,085
	1,211,924	$36,986,460	3,615,725	$107,073,976
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,070,308	$31,156,657
Service Class	—	—	765,407	22,097,297
	—	$—	1,835,715	$53,253,954
Shares reacquired
Initial Class	(1,418,834)	$(43,671,179)	(3,114,178)	$(93,629,876)
Service Class	(1,315,458)	(39,818,714)	(2,661,329)	(75,318,697)
	(2,734,292)	$(83,489,893)	(5,775,507)	$(168,948,573)
Net change
Initial Class	(1,262,244)	$(38,849,576)	(1,827,247)	$(55,985,328)
Service Class	(260,124)	(7,653,857)	1,503,180	47,364,685
	(1,522,368)	$(46,503,433)	(324,067)	$(8,620,643)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $1,035 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,693,997	40,871,393	(44,555,036)	6,010,354

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,024	$6,010,354

15

MFS Investors Trust Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2015

MFS® MID CAP GROWTH SERIES

MFS® Variable Insurance Trust

VMG-SEM

MFS® MID CAP GROWTH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Mid Cap Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Allergan PLC	3.0%
Jones Lang LaSalle, Inc.	2.2%
Ross Stores, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Gartner, Inc.	2.2%
Roper Technologies, Inc.	1.9%
AMETEK, Inc.	1.9%
Henry Schein, Inc.	1.8%
FleetCor Technologies, Inc.	1.8%
Netflix, Inc.	1.7%

Equity sectors
Special Products & Services	17.6%
Health Care	15.7%
Industrial Goods & Services	13.3%
Retailing	11.7%
Leisure	8.5%
Technology	8.1%
Consumer Staples	6.8%
Financial Services	6.3%
Autos & Housing	4.9%
Energy	2.1%
Utilities & Communications	1.8%
Basic Materials	1.2%
Transportation	1.2%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.80%	$1,000.00	$1,067.35	$4.10
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,066.43	$5.38
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Mid Cap Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 2.3%
Rockwell Collins, Inc.	20,731	$1,914,506
Textron, Inc.	81,752	3,648,592
TransDigm Group, Inc. (a)	21,190	4,760,757

		$10,323,855

Airlines – 0.5%
Spirit Airlines, Inc. (a)	34,525	$2,144,003

Alcoholic Beverages – 1.4%
Constellation Brands, Inc., “A”	53,174	$6,169,247

Apparel Manufacturers – 1.6%
Hanesbrands, Inc.	78,167	$2,604,524
PVH Corp.	38,496	4,434,739

		$7,039,263

Automotive – 1.0%
LKQ Corp. (a)	151,526	$4,582,904

Biotechnology – 4.3%
Alder Biopharmaceuticals, Inc. (a)	15,010	$795,080
Alexion Pharmaceuticals, Inc. (a)	32,835	5,935,583
AMAG Pharmaceuticals, Inc. (a)	39,061	2,697,553
Isis Pharmaceuticals, Inc. (a)	22,034	1,268,057
Medivation, Inc. (a)	7,037	803,625
Puma Biotechnology, Inc. (a)	5,937	693,145
Regeneron Pharmaceuticals, Inc. (a)	13,364	6,817,377

		$19,010,420

Broadcasting – 0.3%
Discovery Communications, Inc., “C” (a)	40,288	$1,252,151

Brokerage & Asset Managers – 3.2%
Affiliated Managers Group, Inc. (a)	32,719	$7,152,373
Allied Minds PLC (a)	118,960	1,014,953
Intercontinental Exchange, Inc.	26,176	5,853,215

		$14,020,541

Business Services – 15.3%
Bright Horizons Family Solutions, Inc. (a)	164,941	$9,533,590
Cognizant Technology Solutions Corp., “A” (a)	85,590	5,228,693
CoStar Group, Inc. (a)	6,483	1,304,769
Equifax, Inc.	29,311	2,845,805
Fiserv, Inc. (a)	27,800	2,302,674
FleetCor Technologies, Inc. (a)	49,543	7,731,681
Gartner, Inc. (a)	110,369	9,467,453
Global Payments, Inc.	44,368	4,589,870
IHS, Inc., “A” (a)	39,073	5,025,960
IMS Health Holdings, Inc. (a)	91,896	2,816,612
Jones Lang LaSalle, Inc.	56,469	9,656,199
Realogy Holdings Corp. (a)	76,338	3,566,511
Univar, Inc. (a)	89,748	2,336,140
Zillow Group, Inc. (a)	11,641	1,009,740

		$67,415,697

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Cable TV – 2.1%
Charter Communications, Inc., “A” (a)	23,549	$4,032,766
Liberty Global PLC, “A” (a)	51,342	2,776,062
Liberty Global PLC, “C” (a)	51,342	2,599,445

		$9,408,273

Computer Software – 1.4%
Autodesk, Inc. (a)	39,805	$1,993,235
Citrix Systems, Inc. (a)	13,225	927,866
Qlik Technologies, Inc. (a)	95,910	3,353,014

		$6,274,115

Computer Software – Systems – 4.4%
Benefitfocus, Inc. (a)	20,757	$910,194
EPAM Systems, Inc. (a)	17,029	1,212,976
Guidewire Software, Inc. (a)	37,705	1,995,726
Sabre Corp.	144,115	3,429,937
ServiceNow, Inc. (a)	11,909	884,958
Shopify, Inc. (a)	1,239	42,064
SS&C Technologies Holdings, Inc.	114,971	7,185,688
Vantiv, Inc., “A” (a)	67,882	2,592,414
Workday, Inc. (a)	15,588	1,190,767

		$19,444,724

Construction – 3.8%
Fortune Brands Home & Security, Inc.	99,290	$4,549,468
Lennox International, Inc.	33,652	3,623,984
Masco Corp.	50,907	1,357,690
Pool Corp.	60,972	4,279,015
Vulcan Materials Co.	36,651	3,076,118

		$16,886,275

Consumer Products – 1.5%
Newell Rubbermaid, Inc.	158,162	$6,502,040

Consumer Services – 2.3%
Nord Anglia Education, Inc. (a)	138,108	$3,386,408
Priceline Group, Inc. (a)	1,875	2,158,819
Servicemaster Global Holdings, Inc. (a)	125,975	4,556,516

		$10,101,743

Containers – 0.5%
Crown Holdings, Inc. (a)	40,855	$2,161,638

Electrical Equipment – 5.0%
Advanced Drainage Systems, Inc.	157,990	$4,633,847
AMETEK, Inc.	151,926	8,322,506
Amphenol Corp., “A”	100,852	5,846,390
Mettler-Toledo International, Inc. (a)	9,756	3,331,284

		$22,134,027

Electronics – 1.3%
NVIDIA Corp.	79,739	$1,603,551
Skyworks Solutions, Inc.	39,537	4,115,802

		$5,719,353

4

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 1.4%
Concho Resources, Inc. (a)	13,916	$1,584,476
Gulfport Energy Corp. (a)	23,616	950,544
Memorial Resource Development Corp. (a)	117,381	2,226,718
PDC Energy, Inc. (a)	23,325	1,251,153

		$6,012,891

Entertainment – 1.7%
Netflix, Inc. (a)	11,070	$7,272,326

Food & Beverages – 3.9%
Chr. Hansen Holding A.S.	134,700	$6,572,057
Freshpet, Inc. (a)	107,423	1,998,068
Mead Johnson Nutrition Co., “A”	32,278	2,912,121
WhiteWave Foods Co., “A” (a)	117,368	5,736,948

		$17,219,194

Gaming & Lodging – 1.5%
La Quinta Holdings, Inc. (a)	67,522	$1,542,878
MGM Mirage (a)	99,492	1,815,729
Norwegian Cruise Line Holdings Ltd. (a)	54,370	3,046,895

		$6,405,502

General Merchandise – 1.8%
Dollar Tree, Inc. (a)	43,515	$3,437,250
Five Below, Inc. (a)	107,963	4,267,777

		$7,705,027

Insurance – 0.7%
Lincoln National Corp.	50,944	$3,016,904

Internet – 1.0%
Godaddy, Inc. (a)	16,297	$459,412
LinkedIn Corp., “A” (a)	12,176	2,515,927
Shutterstock, Inc. (a)	22,412	1,314,240

		$4,289,579

Leisure & Toys – 0.8%
Brunswick Corp.	68,215	$3,469,415

Machinery & Tools – 4.4%
Colfax Corp. (a)	36,616	$1,689,828
Flowserve Corp.	42,635	2,245,159
Roper Technologies, Inc.	48,427	8,351,720
WABCO Holdings, Inc. (a)	56,608	7,003,542

		$19,290,249

Major Banks – 0.7%
Morgan Stanley	82,749	$3,209,834

Medical & Health Technology & Services – 3.3%
Cerner Corp. (a)	70,898	$4,896,216
Henry Schein, Inc. (a)	55,513	7,889,508
IDEXX Laboratories, Inc. (a)	23,607	1,514,153

		$14,299,877

Medical Equipment – 3.9%
C.R. Bard, Inc.	32,641	$5,571,819
Cooper Cos., Inc.	35,119	6,250,128
PerkinElmer, Inc.	104,502	5,500,985

		$17,322,932

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 0.7%
Core Laboratories N.V.	11,447	$1,305,416
FMC Technologies, Inc. (a)	44,528	1,847,467

		$3,152,883

Other Banks & Diversified Financials – 1.4%
MasterCard, Inc., “A”	64,193	$6,000,762

Pharmaceuticals – 4.2%
Allergan PLC (a)	42,976	$13,041,497
Endo International PLC (a)	43,769	3,486,201
Intercept Pharmaceuticals, Inc. (a)	2,691	649,554
Receptos, Inc. (a)	7,067	1,343,083

		$18,520,335

Pollution Control – 1.6%
Stericycle, Inc. (a)	50,952	$6,822,982

Railroad & Shipping – 0.7%
Kansas City Southern Co.	33,296	$3,036,595

Real Estate – 0.3%
Extra Space Storage, Inc.	19,992	$1,303,878

Restaurants – 2.2%
Aramark	142,686	$4,418,985
Domino’s Pizza, Inc.	10,315	1,169,721
Dunkin Brands Group, Inc.	76,672	4,216,960

		$9,805,666

Specialty Chemicals – 0.7%
Axalta Coating Systems Ltd. (a)	95,885	$3,171,876

Specialty Stores – 8.3%
Burlington Stores, Inc. (a)	110,979	$5,682,125
Cabela’s, Inc. (a)	23,384	1,168,732
L Brands, Inc.	11,919	1,021,816
O’Reilly Automotive, Inc. (a)	29,086	6,572,854
Ross Stores, Inc.	197,076	9,579,864
Signet Jewelers Ltd.	38,163	4,894,023
Tiffany & Co.	16,282	1,494,688
Tractor Supply Co.	56,673	5,097,170
Urban Outfitters, Inc. (a)	29,007	1,015,245

		$36,526,517

Telecommunications – Wireless – 1.8%
American Tower Corp., REIT	12,513	$1,167,338
SBA Communications Corp. (a)	56,913	6,543,288

		$7,710,626

Total Common Stocks (Identified Cost, $304,125,749)		$436,156,119

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	5,289,597	$5,289,597

Total Investments (Identified Cost, $309,415,346)		$441,445,716

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(1,563,139)

NET ASSETS – 100.0%		$439,882,577

5

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $304,125,749)	$436,156,119
Underlying affiliated funds, at cost and value	5,289,597
Total investments, at value (identified cost, $309,415,346)	$441,445,716
Receivables for
Fund shares sold	30,537
Interest and dividends	72,472
Other assets	1,319
Total assets		$441,550,044
Liabilities
Payables for
Investments purchased	$1,119,087
Fund shares reacquired	461,934
Payable to affiliates
Investment adviser	15,698
Shareholder servicing costs	270
Distribution and/or service fees	1,249
Payable for independent Trustees’ compensation	12
Accrued expenses and other liabilities	69,217
Total liabilities		$1,667,467
Net assets		$439,882,577
Net assets consist of
Paid-in capital	$249,747,720
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	132,030,370
Accumulated net realized gain (loss) on investments and foreign currency	59,050,265
Accumulated net investment loss	(945,778)
Net assets		$439,882,577
Shares of beneficial interest outstanding		47,438,156

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$349,298,305	37,361,030	$9.35
Service Class	90,584,272	10,077,126	8.99

See Notes to Financial Statements

7

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net Investment loss
Income
Dividends	$914,084
Income on securities loaned	58,398
Dividends from underlying affiliated funds	2,386
Foreign taxes withheld	(2,408)
Total investment income		$972,460
Expenses
Management fee	$1,687,677
Distribution and/or service fees	112,855
Shareholder servicing costs	10,610
Administrative services fee	40,323
Independent Trustees’ compensation	4,951
Custodian fee	23,499
Shareholder communications	16,016
Audit and tax fees	27,148
Legal fees	2,040
Miscellaneous	8,057
Total expenses		$1,933,176
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(14,937)
Net expenses		$1,918,238
Net investment loss		$(945,778)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$19,321,083
Foreign currency	(48)
Net realized gain (loss) on investments and foreign currency		$19,321,035
Change in unrealized appreciation (depreciation)
Investments	$11,505,618
Translation of assets and liabilities in foreign currencies	343
Net unrealized gain (loss) on investments and foreign currency translation		$11,505,961
Net realized and unrealized gain (loss) on investments and foreign currency		$30,826,996
Change in net assets from operations		$29,881,218

See Notes to Financial Statements

8

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment loss	$(945,778)	$(1,830,236)
Net realized gain (loss) on investments and foreign currency	19,321,035	44,598,016
Net unrealized gain (loss) on investments and foreign currency translation	11,505,961	(3,396,884)
Change in net assets from operations	$29,881,218	$39,370,896
Distributions declared to shareholders
From net realized gain on investments	$—	$(50,698,590)
Change in net assets from fund share transactions	$(42,685,253)	$(20,051,143)
Total change in net assets	$(12,804,035)	$(31,378,837)
Net assets
At beginning of period	452,686,612	484,065,449
At end of period (including accumulated net investment loss of $945,778 and $0, respectively)	$439,882,577	$452,686,612

See Notes to Financial Statements

9

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$8.76		$9.00	$6.56	$5.63	$5.99	$4.62
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.03)	$(0.02)	$(0.01)	$(0.03)	$0.00 (w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.61		0.80	2.49	0.94	(0.33)	1.37
Total from investment operations	$0.59		$0.77	$2.47	$0.93	$(0.36)	$1.37
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.01)	$(0.03)	$—	$—	$—
Net asset value, end of period (x)	$9.35		$8.76	$9.00	$6.56	$5.63	$5.99
Total return (%) (k)(r)(s)(x)	6.74	(n)	8.86	37.72	16.52	(6.01)	29.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81	0.81	0.89	0.88	0.88
Expenses after expense reductions (f)	0.80	(a)	0.80	0.81	0.89	0.88	0.88
Net investment income (loss)	(0.37	)(a)	(0.34)	(0.26)	(0.10)	(0.44)	0.09
Portfolio turnover	20	(n)	49	62	65	71	91
Net assets at end of period (000 omitted)	$349,298		$363,788	$393,212	$359,488	$84,387	$137,567

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$8.43		$8.72	$6.38	$5.48	$5.84	$4.52
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.05)	$(0.04)	$(0.02)	$(0.04)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.59		0.77	2.41	0.92	(0.32)	1.33
Total from investment operations	$0.56		$0.72	$2.37	$0.90	$(0.36)	$1.32
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.01)	$(0.03)	$—	$—	$—
Net asset value, end of period (x)	$8.99		$8.43	$8.72	$6.38	$5.48	$5.84
Total return (%) (k)(r)(s)(x)	6.64	(n)	8.56	37.22	16.42	(6.16)	29.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.06	1.06	1.14	1.13	1.13
Expenses after expense reductions (f)	1.05	(a)	1.05	1.06	1.14	1.13	1.13
Net investment loss	(0.62	)(a)	(0.59)	(0.51)	(0.35)	(0.70)	(0.16)
Portfolio turnover	20	(n)	49	62	65	71	91
Net assets at end of period (000 omitted)	$90,584		$88,899	$90,854	$76,779	$30,142	$35,722

See Notes to Financial Statements

10

MFS Mid Cap Growth Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Mid Cap Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

12

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$436,156,119	$—	$—	$436,156,119
Mutual Funds	5,289,597	—	—	5,289,597
Total Investments	$441,445,716	$—	$—	$441,445,716

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $6,572,057 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015 there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

13

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to write-off capital loss carryforwards and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$27,850,486
Long-term capital gains	22,848,104
Total distributions	$50,698,590

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$310,044,090
Gross appreciation	135,630,589
Gross depreciation	(4,228,963)
Net unrealized appreciation (depreciation)	$131,401,626

As of 12/31/14
Undistributed ordinary income	11,579,972
Undistributed long-term capital gain	30,654,648
Capital loss carryforwards	(1,876,646)
Other temporary differences	(343)
Net unrealized appreciation (depreciation)	119,896,008

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

14

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

As of December 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(1,876,646)

The availability of $1,876,646 of the capital loss carryforwards, which were acquired on August 17, 2012 in connection with the MFS Mid Cap Growth Portfolio merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$40,428,769
Service Class	—	10,269,821
Total	$—	$50,698,590

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $14,937, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $10,346, which equated to 0.0046% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $264.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0179% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent

15

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $583 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $88,487,013 and $134,769,348, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	456,185	$4,118,914	1,604,650	$14,214,872
Service Class	762,690	6,768,060	1,466,651	12,683,994
	1,218,875	$10,886,974	3,071,301	$26,898,866
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	4,756,326	$40,428,769
Service Class	—	—	1,253,946	10,269,821
	—	$—	6,010,272	$50,698,590
Shares reacquired
Initial Class	(4,625,390)	$(42,707,950)	(8,510,344)	$(75,620,122)
Service Class	(1,228,104)	(10,864,277)	(2,594,228)	(22,028,477)
	(5,853,494)	$(53,572,227)	(11,104,572)	$(97,648,599)
Net change
Initial Class	(4,169,205)	$(38,589,036)	(2,149,368)	$(20,976,481)
Service Class	(465,414)	(4,096,217)	126,369	925,338
	(4,634,619)	$(42,685,253)	(2,022,999)	$(20,051,143)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 32%, 11%, and 7%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $769 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,561,591	60,491,087	(57,763,081)	5,289,597

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,386	$5,289,597

17

MFS Mid Cap Growth Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2015

MFS® NEW DISCOVERY SERIES

MFS® Variable Insurance Trust

VND-SEM

MFS® NEW DISCOVERY SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS New Discovery Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bright Horizons Family Solutions, Inc.	2.5%
Gartner, Inc.	2.0%
AMAG Pharmaceuticals, Inc.	1.9%
Healthcare Services Group, Inc.	1.6%
AMETEK, Inc.	1.5%
Five Below, Inc.	1.5%
Axalta Coating Systems Ltd.	1.4%
Cvent, Inc.	1.4%
SS&C Technologies Holdings, Inc.	1.4%
Freshpet, Inc.	1.4%

Equity sectors
Health Care	29.3%
Technology	12.7%
Special Products & Services	12.5%
Leisure	7.8%
Industrial Goods & Services	7.6%
Retailing	6.4%
Financial Services	5.6%
Autos & Housing	5.2%
Basic Materials	3.3%
Transportation	3.2%
Consumer Staples	2.3%
Energy	2.2%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.94%	$1,000.00	$1,093.75	$4.88
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
Service Class	Actual	1.19%	$1,000.00	$1,092.16	$6.17
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS New Discovery Series

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.1%
Apparel Manufacturers – 0.4%
Tumi Holdings, Inc. (a)	158,615	$3,254,779

Automotive – 0.9%
Fenix Parts, Inc. (a)	783,575	$7,851,422

Biotechnology – 7.3%
Aduro Biotech, Inc. (a)	25,226	$765,105
Alder Biopharmaceuticals, Inc. (a)	40,250	2,132,043
Alnylam Pharmaceuticals, Inc. (a)	28,747	3,445,903
AMAG Pharmaceuticals, Inc. (a)	243,683	16,828,748
Amicus Therapeutics, Inc. (a)	352,509	4,988,002
Axovant Sciences Ltd. (a)	66,213	1,349,421
Esperion Therapeutics, Inc. (a)	13,981	1,143,087
Exact Sciences Corp. (a)(l)	221,907	6,599,514
Isis Pharmaceuticals, Inc. (a)	154,755	8,906,150
MiMedx Group, Inc. (a)	612,864	7,103,094
Novavax, Inc. (a)	230,904	2,572,271
Seres Therapeutics, Inc. (a)	35,794	1,485,451
Tesaro, Inc. (a)	110,300	6,484,537

		$63,803,326

Broadcasting – 1.4%
Live Nation, Inc. (a)	442,520	$12,164,875

Brokerage & Asset Managers – 1.8%
LPL Financial Holdings, Inc.	157,735	$7,333,100
NASDAQ OMX Group, Inc.	164,305	8,019,727

		$15,352,827

Business Services – 9.5%
Bright Horizons Family Solutions, Inc. (a)	373,840	$21,607,952
Constant Contact, Inc. (a)	263,062	7,565,663
CoStar Group, Inc. (a)	41,192	8,290,302
Gartner, Inc. (a)	199,803	17,139,101
Global Payments, Inc.	89,100	9,217,395
Ultimate Software Group, Inc. (a)	48,171	7,916,422
Univar, Inc. (a)	267,213	6,955,554
Zillow Group, Inc. (a)	51,763	4,489,923

		$83,182,312

Computer Software – 0.8%
Cornerstone OnDemand, Inc. (a)	191,921	$6,678,851

Computer Software – Systems – 9.8%
2U, Inc. (a)	68,996	$2,220,981
Cvent, Inc. (a)	492,793	12,704,204
Demandware, Inc. (a)	118,117	8,395,756
Fleetmatics Group PLC (a)	220,824	10,341,188
Model N, Inc. (a)	757,226	9,018,562
Proofpoint, Inc. (a)	109,198	6,952,637
Sabre Corp.	504,998	12,018,952
ServiceNow, Inc. (a)	90,504	6,725,352
Shopify, Inc. (a)	135,844	4,611,904
SS&C Technologies Holdings, Inc.	202,464	12,654,000

		$85,643,536

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 4.3%
Interface, Inc.	417,187	$10,450,534
Lennox International, Inc.	83,488	8,990,823
Pool Corp.	90,944	6,382,450
Summit Materials, Inc., “A” (a)	305,327	7,785,839
Trex Co., Inc. (a)	85,608	4,231,603

		$37,841,249

Consumer Services – 2.6%
MakeMyTrip Ltd. (a)	218,493	$4,299,942
Nord Anglia Education, Inc. (a)	390,836	9,583,299
Servicemaster Global Holdings, Inc. (a)	252,654	9,138,495

		$23,021,736

Electrical Equipment – 2.9%
Advanced Drainage Systems, Inc.	215,541	$6,321,818
AMETEK, Inc.	246,935	13,527,099
MSC Industrial Direct Co., Inc., “A”	82,976	5,789,236

		$25,638,153

Electronics – 2.0%
Iriso Electronics Co. Ltd.	34,731	$2,463,252
Monolithic Power Systems, Inc.	100,894	5,116,335
Silicon Laboratories, Inc. (a)	135,346	7,310,037
Stratasys Ltd. (a)	87,484	3,055,816

		$17,945,440

Energy – Independent – 1.1%
Memorial Resource Development Corp. (a)	327,783	$6,218,044
PDC Energy, Inc. (a)	68,958	3,698,907

		$9,916,951

Engineering – Construction – 1.8%
Stantec, Inc. (l)	276,133	$8,069,539
Team, Inc. (a)	200,077	8,053,099

		$16,122,638

Food & Beverages – 2.3%
Flex Pharma, Inc. (a)	89,662	$1,542,186
Freshpet, Inc. (a)	657,356	12,226,822
Snyders-Lance, Inc.	199,747	6,445,836

		$20,214,844

Gaming & Lodging – 3.3%
Diamond Resorts International, Inc. (a)	229,500	$7,240,725
La Quinta Holdings, Inc. (a)	500,277	11,431,329
Norwegian Cruise Line Holdings Ltd. (a)	191,143	10,711,654

		$29,383,708

General Merchandise – 1.5%
Five Below, Inc. (a)	339,598	$13,424,309

Internet – 0.1%
Marketo, Inc. (a)	45,914	$1,288,347

4

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 2.8%
Allison Transmission Holdings, Inc.	304,275	$8,903,087
IPG Photonics Corp. (a)	70,876	6,036,863
Kennametal, Inc.	162,450	5,542,794
WABCO Holdings, Inc. (a)	36,340	4,495,985

		$24,978,729

Medical & Health Technology & Services – 6.5%
Adeptus Health, Inc., “A” (a)	90,466	$8,593,365
Brookdale Senior Living, Inc. (a)	276,899	9,608,395
Capital Senior Living Corp. (a)	264,452	6,479,074
Healthcare Services Group, Inc.	426,072	14,081,680
HealthStream, Inc. (a)	167,055	5,081,813
IDEXX Laboratories, Inc. (a)	77,106	4,945,579
INC Research Holdings, Inc., “A” (a)	210,426	8,442,291

		$57,232,197

Medical Equipment – 11.3%
Align Technology, Inc. (a)	88,693	$5,561,938
AtriCure, Inc. (a)	82,504	2,032,899
Cardiovascular Systems, Inc. (a)	183,699	4,858,839
Cepheid, Inc. (a)	164,087	10,033,920
DexCom, Inc. (a)	104,782	8,380,464
GenMark Diagnostics, Inc. (a)	369,136	3,344,372
Hologic, Inc. (a)	208,682	7,942,437
Insulet Corp. (a)	221,099	6,850,753
Masimo Corp. (a)	314,764	12,193,957
Nevro Corp. (a)	58,957	3,168,939
Novadaq Technologies, Inc. (a)	408,939	4,952,251
NxStage Medical, Inc. (a)	414,435	5,920,204
PerkinElmer, Inc.	199,068	10,478,940
STERIS Corp.	152,767	9,844,305
Thoratec Corp. (a)	81,165	3,617,524

		$99,181,742

Metals & Mining – 1.0%
Globe Specialty Metals, Inc.	478,090	$8,462,193

Oil Services – 1.1%
Forum Energy Technologies, Inc. (a)	279,723	$5,672,782
Patterson-UTI Energy, Inc.	206,750	3,890,001

		$9,562,783

Other Banks & Diversified Financials – 3.9%
Air Lease Corp.	179,116	$6,072,032
Avolon Holdings Ltd. (a)	187,510	4,305,230
CAI International, Inc. (a)	150,979	3,108,658
First Republic Bank	71,127	4,483,135
PrivateBancorp, Inc.	199,019	7,924,937
Texas Capital Bancshares, Inc. (a)	127,261	7,920,725

		$33,814,717

Pharmaceuticals – 4.2%
Aratana Therapeutics, Inc. (a)	347,553	$5,255,001
Collegium Pharmaceutical, Inc. (a)	173,618	3,097,345
Horizon Pharma PLC (a)	162,029	5,628,887
Intercept Pharmaceuticals, Inc. (a)	23,541	5,682,327
MediWound Ltd. (a)	173,289	1,225,153

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Receptos, Inc. (a)	45,303	$8,609,835
TherapeuticsMD, Inc. (a)	972,800	7,646,208

		$37,144,756

Railroad & Shipping – 2.0%
Diana Shipping, Inc. (a)	1,176,135	$8,291,752
Genesee & Wyoming, Inc. (a)	76,807	5,851,157
StealthGas, Inc. (a)	551,583	3,723,185

		$17,866,094

Restaurants – 3.1%
Chuy’s Holdings, Inc. (a)	281,317	$7,536,482
Domino’s Pizza, Inc.	32,063	3,635,944
Dunkin Brands Group, Inc.	111,113	6,111,215
El Pollo Loco Holdings, Inc. (a)	173,044	3,583,741
Wingstop, Inc. (a)	52,990	1,504,916
Zoe’s Kitchen, Inc. (a)	111,599	4,568,863

		$26,941,161

Special Products & Services – 0.4%
WL Ross Holding Corp., EU (a)	320,994	$3,649,702

Specialty Chemicals – 2.3%
Albemarle Corp.	132,642	$7,331,123
Axalta Coating Systems Ltd. (a)	384,831	12,730,209

		$20,061,332

Specialty Stores – 4.5%
Boot Barn Holdings, Inc. (a)	100,280	$3,208,960
Burlington Stores, Inc. (a)	174,361	8,927,283
Cabela’s, Inc. (a)	86,118	4,304,178
Citi Trends, Inc. (a)	451,396	10,923,783
Lumber Liquidators Holdings, Inc. (a)(l)	167,340	3,465,611
Urban Outfitters, Inc. (a)	248,178	8,686,230

		$39,516,045

Trucking – 1.2%
Swift Transportation Co. (a)	461,643	$10,465,447

Total Common Stocks (Identified Cost, $693,148,669)		$861,606,201

MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	11,430,634	$11,430,634

COLLATERAL FOR SECURITIES LOANED – 1.6%
Navigator Securities Lending Prime Portfolio, 0.19%, at Cost and Net Asset Value (j)	13,647,187	$13,647,187

Total Investments (Identified Cost, $718,226,490)		$886,684,022

OTHER ASSETS, LESS LIABILITIES – (1.0)%		(8,466,726)

NET ASSETS – 100.0%		$878,217,296

5

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

EU	Equity Unit

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $706,795,856)	$875,253,388
Underlying affiliated funds, at cost and value	11,430,634
Total investments, at value, including $13,259,180 of securities on loan (identified cost, $718,226,490)	$886,684,022
Foreign currency, at value (identified cost, $4)	4
Receivables for
Investments sold	15,540,330
Fund shares sold	439,293
Interest and dividends	134,127
Other assets	2,299
Total assets		$902,800,075
Liabilities
Payables for
Investments purchased	$9,397,247
Fund shares reacquired	1,331,706
Collateral for securities loaned, at value	13,647,187
Payable to affiliates
Investment adviser	30,170
Shareholder servicing costs	1,308
Distribution and/or service fees	7,011
Payable for independent Trustees’ compensation	46
Accrued expenses and other liabilities	168,104
Total liabilities		$24,582,779
Net assets		$878,217,296
Net assets consist of
Paid-in capital	$681,623,358
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	168,457,358
Accumulated net realized gain (loss) on investments and foreign currency	30,729,964
Accumulated net investment loss	(2,593,384)
Net assets		$878,217,296
Shares of beneficial interest outstanding		51,140,892

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$368,672,044	20,653,879	$17.85
Service Class	509,545,252	30,487,013	16.71

See Notes to Financial Statements

7

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net Investment loss
Income
Dividends	$1,791,188
Income on securities loaned	331,154
Dividends from underlying affiliated funds	9,260
Foreign taxes withheld	(19,659)
Total investment income		$2,111,943
Expenses
Management fee	$3,912,293
Distribution and/or service fees	614,721
Shareholder servicing costs	31,548
Administrative services fee	73,446
Independent Trustees’ compensation	8,493
Custodian fee	44,820
Shareholder communications	67,388
Audit and tax fees	27,538
Legal fees	3,671
Miscellaneous	11,878
Total expenses		$4,795,796
Fees paid indirectly	(35)
Reduction of expenses by investment adviser	(90,434)
Net expenses		$4,705,327
Net investment loss		$(2,593,384)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$18,330,077
Foreign currency	(698)
Net realized gain (loss) on investments and foreign currency		$18,329,379
Change in unrealized appreciation (depreciation)
Investments	$61,305,651
Translation of assets and liabilities in foreign currencies	(178)
Net unrealized gain (loss) on investments and foreign currency translation		$61,305,473
Net realized and unrealized gain (loss) on investments and foreign currency		$79,634,852
Change in net assets from operations		$77,041,468

See Notes to Financial Statements

8

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment loss	$(2,593,384)	$(5,297,753)
Net realized gain (loss) on investments and foreign currency	18,329,379	34,538,713
Net unrealized gain (loss) on investments and foreign currency translation	61,305,473	(102,822,029)
Change in net assets from operations	$77,041,468	$(73,581,069)
Distributions declared to shareholders
From net realized gain on investments	$—	$(193,566,218)
Change in net assets from fund share transactions	$(59,543,438)	$124,817,247
Total change in net assets	$17,498,030	$(142,330,040)
Net assets
At beginning of period	860,719,266	1,003,049,306
At end of period (including accumulated net investment loss of $2,593,384 and $0, respectively)	$878,217,296	$860,719,266

See Notes to Financial Statements

9

MFS New Discovery Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$16.32		$22.07	$15.72	$14.29	$18.31	$13.43
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.09)	$(0.08)	$(0.05)	$(0.10)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	1.57		(1.42)	6.59	3.00	(1.70)	4.96
Total from investment operations	$1.53		$(1.51)	$6.51	$2.95	$(1.80)	$4.88
Less distributions declared to shareholders
From net realized gain on investments	$—		$(4.24)	$(0.16)	$(1.52)	$(2.22)	$—
Net asset value, end of period (x)	$17.85		$16.32	$22.07	$15.72	$14.29	$18.31
Total return (%) (k)(r)(s)(x)	9.37	(n)	(7.26)	41.52	21.22	(10.27)	36.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.96	0.96	0.97	0.98	1.01
Expenses after expense reductions (f)	0.94	(a)	0.95	0.96	0.97	0.98	1.01
Net investment loss	(0.46	)(a)	(0.46)	(0.44)	(0.29)	(0.56)	(0.54)
Portfolio turnover	40	(n)	96	104	122	177	195
Net assets at end of period (000 omitted)	$368,672		$391,474	$424,432	$395,107	$363,412	$499,020

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$15.30		$21.02	$15.01	$13.74	$17.74	$13.05
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.13)	$(0.12)	$(0.08)	$(0.14)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	1.47		(1.35)	6.29	2.87	(1.64)	4.80
Total from investment operations	$1.41		$(1.48)	$6.17	$2.79	$(1.78)	$4.69
Less distributions declared to shareholders
From net realized gain on investments	$—		$(4.24)	$(0.16)	$(1.52)	$(2.22)	$—
Net asset value, end of period (x)	$16.71		$15.30	$21.02	$15.01	$13.74	$17.74
Total return (%) (k)(r)(s)(x)	9.22	(n)	(7.49)	41.22	20.90	(10.49)	35.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.21	1.21	1.22	1.23	1.26
Expenses after expense reductions (f)	1.19	(a)	1.20	1.21	1.22	1.23	1.26
Net investment loss	(0.70	)(a)	(0.72)	(0.69)	(0.53)	(0.80)	(0.79)
Portfolio turnover	40	(n)	96	104	122	177	195
Net assets at end of period (000 omitted)	$509,545		$469,245	$578,617	$393,224	$312,589	$324,557

See Notes to Financial Statements

10

MFS New Discovery Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS New Discovery Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

12

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$861,606,201	$—	$—	$861,606,201
Mutual Funds	25,077,821	—	—	25,077,821
Total Investments	$886,684,022	$—	$—	$886,684,022

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $13,259,180 and a related liability of $13,647,187 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

13

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and redemptions in-kind.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$119,667,889
Long-term capital gains	73,898,329
Total distributions	$193,566,218

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$731,623,315
Gross appreciation	176,987,029
Gross depreciation	(21,926,322)
Net unrealized appreciation (depreciation)	$155,060,707

As of 12/31/14
Undistributed long-term capital gain	25,797,410
Other temporary differences	4
Net unrealized appreciation (depreciation)	93,755,056

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

14

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$85,766,668
Service Class	—	107,799,550
Total	$—	$193,566,218

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Average daily net assets in excess of $1 billion	0.80%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $28,875, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment related expenses, such that total annual operating expenses do not exceed 0.94% of average daily net assets for the Initial Class shares and 1.19% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, this reduction amounted to $61,559 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $30,122, which equated to 0.0069% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $1,426.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0169% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement.

15

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $1,109 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $343,794,857 and $404,727,801, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	992,176	$17,071,092	2,213,527	$39,624,819
Service Class	5,980,519	93,599,251	10,949,098	193,646,369
	6,972,695	$110,670,343	13,162,625	$233,271,188
Shares issued in connection with acquisition of MFS New Discovery Portfolio
Initial Class			3,770,832	$76,019,967
Service Class			4,528,397	86,809,366
			8,299,229	$162,829,333
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	5,138,806	$85,766,668
Service Class	—	—	6,883,752	107,799,550
	—	$—	12,022,558	$193,566,218
Shares reacquired
Initial Class	(4,318,661)	$(73,649,815)	(6,374,245)	$(120,002,831)
Service Class	(6,154,448)	(96,563,966)	(19,229,005)	(344,846,661)
	(10,473,109)	$(170,213,781)	(25,603,250)	$(464,849,492)
Net change
Initial Class	(3,326,485)	$(56,578,723)	4,748,920	$81,408,623
Service Class	(173,929)	(2,964,715)	3,132,242	43,408,624
	(3,500,414)	$(59,543,438)	7,881,162	$124,817,247

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 3%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $1,494 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,092,040	210,479,766	(211,141,172)	11,430,634

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,260	$11,430,634

(8)	Acquisitions

At close of business on August 8, 2014, the fund with net assets of approximately $744,555,881, acquired all of the assets and liabilities of MFS New Discovery Portfolio, a series of MFS Variable Insurance Trust II. The purpose of the transaction was to provide shareholders of MFS New Discovery Portfolio the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 8,299,229 shares of the fund (valued at approximately $162,829,333) for all of the assets and liabilities of MFS New Discovery Portfolio. MFS New Discovery Portfolio then distributed the shares of the fund that MFS New Discovery Portfolio received from the fund to its shareholders. MFS New Discovery Portfolio’s investments on that date were valued at approximately $162,758,952 with a cost basis of approximately $153,890,742. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS New Discovery Portfolio were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

17

MFS New Discovery Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2015

MFS® TOTAL RETURN BOND SERIES

(formerly MFS® Research Bond Series)

MFS® Variable Insurance Trust

VFB-SEM

MFS® TOTAL RETURN BOND SERIES

(formerly MFS® Research Bond Series)

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Bond Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Total Return Bond Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	35.3%
Mortgage-Backed Securities	20.7%
U.S. Treasury Securities	13.9%
Commercial Mortgage-Backed Securities	9.6%
High Yield Corporates	6.2%
Asset-Backed Securities	3.2%
U.S. Government Agencies	2.3%
Collateralized Debt Obligations	2.1%
Emerging Markets Bonds	2.1%
Municipal Bonds	0.3%
Residential Mortgage-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AAA	10.6%
AA	2.0%
A	10.4%
BBB	26.7%
BB	5.8%
B	3.9%
CCC (o)	0.0%
C (o)	0.0%
D (o)	0.0%
U.S. Government	15.7%
Federal Agencies	23.0%
Not Rated	(2.3)%
Cash & Other	4.2%

Portfolio facts (i)
Average Duration (d)	5.4
Average Effective Maturity (m)	7.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

MFS Total Return Bond Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.52%	$1,000.00	$1,000.74	$2.58
	Hypothetical (h)	0.52%	$1,000.00	$1,022.22	$2.61
Service Class	Actual	0.77%	$1,000.00	$999.25	$3.82
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MFS Total Return Bond Series

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 97.3%
Apparel Manufacturers – 0.1%
PVH Corp., 4.5%, 12/15/22	$3,510,000	$3,474,900

Asset-Backed & Securitized – 15.0%
Alm XIV Ltd., CLO, 2014-14A, “A1” , FRN, 1.709%, 7/28/26 (z)	$9,007,942	$8,961,169
AmeriCredit Automobile Receivables Trust, “A2”, 0.54%, 10/10/17	3,276,005	3,274,370
Ameriquest Mortgage Securities, Inc., “M1”, FRN, 0.657%, 10/25/35	2,800,000	2,712,780
ARI Fleet Lease Trust, “A”, FRN, 0.735%, 3/15/20 (n)	199,025	198,995
ARI Fleet Lease Trust, “A”, FRN, 0.485%, 1/15/21 (n)	484,568	483,810
Babson Ltd., CLO, FRN, 1.375%, 4/20/25 (z)	9,870,445	9,757,576
Banc of America Commercial Mortgage, Inc., 5.337%, 12/15/43 (n)	2,801,036	2,950,931
Banc of America Commercial Mortgage, Inc., FRN, 5.776%, 4/24/49 (n)	637,169	664,409
Banc of America Large Loan, Inc., FRN, 5.325%, 2/24/44 (n)	8,700,365	9,091,620
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36 (i)(z)	288,903	710
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	208,769	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36 (i)(z)	536,968	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36 (i)(z)	267,676	0
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37 (i)(z)	592,137	0
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)	7,655	7,981
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 12/28/40 (z)	139,489	86,441
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.471%, 1/12/45	4,961,638	5,234,280
Bear Stearns Cos., Inc., “A2”, FRN, 0.637%, 12/25/42	1,256,757	1,240,150
Cent CDO XI Ltd., “A1”, FRN, 0.537%, 4/25/19 (n)	3,334,069	3,281,268
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 1.528%, 8/01/24 (z)	5,669,598	5,663,661
Chesapeake Funding LLC, “A”, FRN, 0.934%, 11/07/23 (n)	317,188	317,264
Chesapeake Funding LLC, “A”, FRN, 0.634%, 1/07/25 (n)	8,069,920	8,073,674
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/47	3,128,793	3,209,018
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/48	7,821,982	7,682,156

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$16,789,455	$17,493,638
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.379%, 7/15/44	500,000	503,418
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	10,410,000	10,799,605
CNH Wholesale Master Note Trust, “A”, FRN, 0.785%, 8/15/19 (n)	10,568,000	10,576,550
Commercial Mortgage Acceptance Corp., FRN, 2.193%, 9/15/30 (i)	30,870	1,061
Commercial Mortgage Asset Trust, FRN, 0.633%, 1/17/32 (i)(z)	508,586	1,960
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	1,307,082	1,358,502
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/48	7,671,000	7,595,640
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/45	3,950,000	4,024,043
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/47	8,605,908	8,939,129
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/47	8,091,000	8,311,091
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/48	10,000,000	10,252,310
Credit Acceptance Auto Loan Trust, “A”, 1.52%, 3/16/20 (n)	119,716	119,860
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	8,733,550	9,281,283
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.89%, 6/15/39	13,668,432	14,111,016
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.147%, 9/15/39	6,667,307	7,134,345
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	2,198,570	2,272,981
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 9/15/40	147,854	149,277
Credit-Based Asset Servicing & Securitization LLC, 4.156%, 12/25/35	25,825	25,577
Csail Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/57	2,695,346	2,740,544
CWCapital Cobalt Ltd., “A4”, FRN, 5.959%, 5/15/46	1,990,303	2,124,119
CWCapital LLC, 5.223%, 8/15/48	490,979	510,646
Dryden Senior Loan Fund, CLO, “A”, FRN, 1.655%, 1/15/25 (z)	7,548,370	7,534,307
Falcon Franchise Loan LLC, FRN, 25.531%, 1/05/25 (i)(z)	10,206	2,465
First Union National Bank Commercial Mortgage Trust, FRN, 1.731%, 1/12/43 (d)(i)(q)(z)	81,078	232

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.67%, 1/17/26 (z)	$8,321,193	$8,305,999
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (n)	4,559,000	4,615,390
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/26 (n)	10,726,000	10,844,683
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/49	974,966	1,017,703
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	136,959	136,966
GE Equipment Transportation LLC, 2014-1, “A2”, 0.55%, 12/23/16	3,211,922	3,211,514
GE Equipment Transportation LLC, 2015-1, “A2”, 0.89%, 11/24/17	3,923,000	3,925,546
GMAC LLC, FRN, 8.109%, 4/15/34 (d)(n)(q)	24,736	13,874
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	11,128,879	11,621,988
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/50	7,904,407	7,892,321
Harley-Davidson Motorcycle Trust, “A2”, FRN, 0.485%, 1/15/19	2,857,000	2,859,331
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.735%, 12/10/27 (n)	4,708,049	4,709,103
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.585%, 4/10/28 (z)	6,753,215	6,744,591
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48	9,314,291	9,413,041
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/48	3,308,428	3,263,539
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45	703,217	721,753
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/46	600,000	651,014
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.961%, 6/15/49	2,823,626	2,851,693
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.136%, 2/15/51	245,483	245,849
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49	9,677,430	10,246,531
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.64%, 7/15/42 (n)	130,000	33,319
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.884%, 2/12/49	761,393	807,913
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.961%, 6/15/49	15,944,203	16,632,977
JPMorgan Mortgage Trust, “A1”, FRN, 2.05%, 10/25/33	429,211	420,798

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Kingsland III Ltd., “A1”, CDO, FRN, 0.497%, 8/24/21 (n)	$1,838,071	$1,825,973
LB-UBS Commercial Mortgage Trust, “A4”, 5.372%, 9/15/39	2,900,000	3,008,518
LB-UBS Commercial Mortgage Trust, “A4”, 5.156%, 2/15/31	1,668,681	1,684,881
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.242%, 2/18/30 (i)	25,289	488
Merrill Lynch Mortgage Investors Inc., “A”, FRN, 2.133%, 5/25/36	884,599	876,750
Merrill Lynch Mortgage Investors Inc., “A5”, FRN, 2.129%, 4/25/35	646,615	612,198
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.028%, 6/12/50	702,874	706,362
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/45	5,000,000	5,082,635
Morgan Stanley Capital I Trust, “AM”, FRN, 5.866%, 4/15/49	14,764,000	15,384,767
Morgan Stanley Capital I, Inc., FRN, 1.124%, 11/15/30 (i)(n)	87,204	1,749
Morgan Stanley Re-REMIC Trust, FRN, 5.988%, 8/15/45 (n)	11,500,000	12,236,460
Motor PLC, 2015-1A, “A1”, FRN, 0.787%, 6/25/22 (n)	4,620,000	4,616,304
Nissan Auto Lease Trust, 2013-B, “A3”, 0.75%, 6/15/16	6,963,840	6,964,599
Nissan Master Owner Trust Receivables 2015,“A-2”, 1.44%, 1/15/20	9,277,000	9,279,505
Preferred Term Securities XIX Ltd., CDO, FRN, 0.635%, 12/22/35 (z)	332,386	238,494
Race Point CLO Ltd., “A”, FRN, 1.525%, 2/20/25 (n)	7,740,000	7,696,826
Race Point CLO Ltd., “A1A”, FRN, 0.478%, 8/01/21 (n)	5,927,423	5,923,819
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	108,360	88,700
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.536%, 7/22/19 (n)	6,106,000	6,096,230
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.149%, 2/15/51	7,007,322	7,365,123
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 6/15/49	13,489,441	14,263,168
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48	10,682,988	10,846,224

		$424,743,071

Automotive – 0.7%
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	$1,300,000	$1,311,803
General Motors Co., 4.875%, 10/02/23	4,291,000	4,523,885
General Motors Co., 5.2%, 4/01/45	4,005,000	3,966,712
General Motors Financial Co., Inc., 3.45%, 4/10/22	2,500,000	2,449,627

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Hyundai Capital America, 2.6%, 3/19/20 (n)	$2,806,000	$2,806,968
Volkswagen Group America Finance LLC, 2.4%, 5/22/20 (n)	6,214,000	6,179,425

		$21,238,420

Biotechnology – 0.5%
Life Technologies Corp., 5%, 1/15/21	$13,872,000	$15,261,309

Broadcasting – 0.6%
Discovery Communications, Inc., 4.95%, 5/15/42	$3,823,000	$3,532,788
Discovery Communications, Inc., 3.45%, 3/15/25	936,000	878,290
Grupo Televisa S.A.B., 5%, 5/13/45	4,412,000	4,209,048
Omnicom Group, Inc., 3.65%, 11/01/24	1,872,000	1,838,310
SES Global Americas Holdings GP, 5.3%, 3/25/44 (n)	2,857,000	2,880,622
SES S.A., 5.3%, 4/04/43 (z)	3,272,000	3,289,086

		$16,628,144

Brokerage & Asset Managers – 0.4%
CME Group, Inc., 3%, 3/15/25	$2,197,000	$2,133,480
NYSE Euronext, 2%, 10/05/17	3,115,000	3,152,436
TD Ameritrade Holding Corp., 5.6%, 12/01/19	3,959,000	4,501,221
TD Ameritrade Holding Corp., 2.95%, 4/01/22	1,773,000	1,757,942

		$11,545,079

Building – 0.8%
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	$6,831,000	$7,121,318
CEMEX Finance LLC, 9.375%, 10/12/22	3,367,000	3,749,996
Martin Marietta Materials, Inc., 4.25%, 7/02/24	6,742,000	6,825,041
Mohawk Industries, Inc., 3.85%, 2/01/23	2,668,000	2,664,214
Mohawk Industries, Inc., 6.125%, 1/15/16	3,371,000	3,459,138

		$23,819,707

Business Services – 0.2%
Equinix, Inc., 4.875%, 4/01/20	$4,055,000	$4,095,550
Tencent Holdings Ltd., 3.375%, 3/05/18	2,782,000	2,870,941

		$6,966,491

Cable TV – 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	$3,840,000	$4,017,600
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	3,865,000	3,884,325
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	7,940,000	7,900,300
Time Warner Cable, Inc., 4.5%, 9/15/42	3,721,000	3,035,227
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	290,000	355,952

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – continued
Videotron Ltd., 5%, 7/15/22	$8,605,000	$8,583,487

		$27,776,891

Chemicals – 1.1%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$6,522,000	$6,456,780
CF Industries Holdings, Inc., 7.125%, 5/01/20	5,826,000	6,920,670
CF Industries Holdings, Inc., 5.375%, 3/15/44	3,102,000	3,084,483
LyondellBasell Industries N.V., 5.75%, 4/15/24	6,275,000	7,148,317
Tronox Finance LLC, 6.375%, 8/15/20	7,078,000	6,564,845

		$30,175,095

Computer Software – 0.2%
VeriSign, Inc., 4.625%, 5/01/23	$6,600,000	$6,344,250

Computer Software – Systems – 0.2%
Apple, Inc., 4.375%, 5/13/45	$4,792,000	$4,722,257

Consumer Products – 0.4%
Mattel, Inc., 5.45%, 11/01/41	$4,191,000	$4,192,970
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	6,765,000	6,912,274

		$11,105,244

Consumer Services – 0.4%
ADT Corp., 6.25%, 10/15/21	$7,105,000	$7,460,250
Priceline Group, Inc., 3.65%, 3/15/25	3,610,000	3,514,404

		$10,974,654

Containers – 0.5%
Ball Corp., 4%, 11/15/23	$4,870,000	$4,516,925
Ball Corp., 5%, 3/15/22	2,450,000	2,456,125
Sealed Air Corp., 5.125%, 12/01/24 (n)	6,910,000	6,814,988

		$13,788,038

Defense Electronics – 0.0%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$500,000	$570,217

Emerging Market Quasi-Sovereign – 0.3%
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	$2,883,000	$2,537,040
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	10,000	9,739
Petroleos Mexicanos, 4.5%, 1/23/26 (n)	5,861,000	5,728,541

		$8,275,320

Energy – Independent – 0.7%
Anadarko Petroleum Corp., 4.5%, 7/15/44	$6,976,000	$6,411,293
Anadarko Petroleum Corp., 6.375%, 9/15/17	1,253,000	1,375,047
Chesapeake Energy Corp., 5.75%, 3/15/23	7,390,000	6,687,950
ConocoPhillips, 6%, 1/15/20	740,000	857,030

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
EQT Corp., 4.875%, 11/15/21	$3,718,000	$3,917,805

		$19,249,125

Energy – Integrated – 0.6%
BP Capital Markets PLC, 2.237%, 5/10/19	$6,940,000	$6,992,383
Chevron Corp., 1.104%, 12/05/17	1,560,000	1,553,317
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	6,254,000	4,471,610
Shell International Finance B.V., 2.125%, 5/11/20	3,229,000	3,222,067

		$16,239,377

Entertainment – 0.5%
Carnival Corp., 3.95%, 10/15/20	$9,416,000	$9,886,066
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	3,710,000	3,793,475

		$13,679,541

Financial Institutions – 1.4%
CIT Group, Inc., 5.5%, 2/15/19 (n)	$2,702,000	$2,816,835
General Electric Capital Corp., 7.5%, 8/21/35	4,000,000	5,701,232
General Electric Capital Corp., 2.1%, 12/11/19	2,064,000	2,077,802
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67	5,150,000	5,536,250
International Lease Finance Corp., 7.125%, 9/01/18 (n)	1,190,000	1,326,850
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21	8,810,000	8,204,313
SLM Corp., 8%, 3/25/20	5,448,000	6,074,520
SLM Corp., 4.625%, 9/25/17	7,121,000	7,236,716

		$38,974,518

Food & Beverages – 1.4%
J.M. Smucker Co., 3%, 3/15/22 (z)	$1,105,000	$1,084,119
J.M. Smucker Co., 4.25%, 3/15/35 (n)	1,628,000	1,523,862
Kraft Foods Group, Inc., 5%, 6/04/42	7,063,000	7,038,435
Kraft Heinz Co., 5.2%, 7/15/45 (n)	3,178,000	3,256,881
Smithfield Foods, Inc., 6.625%, 8/15/22	7,095,000	7,573,913
Tyson Foods, Inc., 6.6%, 4/01/16	2,065,000	2,143,924
Tyson Foods, Inc., 4.5%, 6/15/22	6,476,000	6,879,053
Tyson Foods, Inc., 3.95%, 8/15/24	2,294,000	2,310,833
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	7,334,000	7,557,504

		$39,368,524

Food & Drug Stores – 0.3%
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21	$3,548,000	$3,523,384
Walgreens Boots Alliance, Inc., 3.8%, 11/18/24	5,813,000	5,693,124

		$9,216,508

Issuer	Shares/Par	Value ($)

BONDS – continued
Forest & Paper Products – 0.5%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$3,608,000	$4,027,535
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)	7,576,000	7,626,971
Packaging Corp. of America, 3.65%, 9/15/24	3,490,000	3,419,966

		$15,074,472

Gaming & Lodging – 0.2%
Wyndham Worldwide Corp., 4.25%, 3/01/22	$4,662,000	$4,671,967
Wyndham Worldwide Corp., 5.625%, 3/01/21	1,732,000	1,897,184

		$6,569,151

Industrial – 0.2%
University of Notre Dame Du Lac, 3.438%, 2/15/45	$7,651,000	$6,904,377

Insurance – 1.4%
AIA Group Ltd., 3.2%, 3/11/25 (n)	$2,250,000	$2,167,715
American International Group, Inc., 6.4%, 12/15/20	8,142,000	9,679,576
Five Corners Funding Trust, 4.419%, 11/15/23 (n)	4,734,000	4,890,042
Pacific Lifecorp, 5.125%, 1/30/43 (n)	5,527,000	5,568,878
Principal Financial Group, Inc., 3.4%, 5/15/25	8,266,000	8,074,758
Unum Group, 4%, 3/15/24	6,546,000	6,626,614
Unum Group, 7.125%, 9/30/16	2,028,000	2,165,831
UnumProvident Corp., 6.85%, 11/15/15 (n)	1,148,000	1,172,002

		$40,345,416

Insurance – Health – 0.3%
Humana, Inc., 7.2%, 6/15/18	$6,739,000	$7,754,042

Insurance – Property & Casualty – 1.4%
ACE INA Holdings, Inc., 3.15%, 3/15/25	$3,000,000	$2,930,787
Allied World Assurance, 5.5%, 11/15/20	2,640,000	2,942,119
CNA Financial Corp., 5.875%, 8/15/20	3,280,000	3,736,704
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	10,306,000	10,598,742
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	7,863,000	8,691,611
Marsh & McLennan Cos., Inc., 4.05%, 10/15/23	4,129,000	4,309,743
Swiss Re Ltd., 4.25%, 12/06/42 (n)	926,000	893,474
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	1,842,000	1,883,942
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	4,852,000	5,046,080

		$41,033,202

Internet – 0.1%
Baidu, Inc., 3%, 6/30/20	$2,957,000	$2,947,949

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Local Authorities – 0.6%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$1,750,000	$1,756,580
State of California (Build America Bonds), 7.6%, 11/01/40	7,175,000	10,631,269
State of California (Build America Bonds), 7.625%, 3/01/40	860,000	1,241,307
University of California Limited Project Rev., “J”, 4.131%, 5/15/45	2,260,000	2,109,778

		$15,738,934

Machinery & Tools – 0.1%
United Rentals North America, Inc., 6.125%, 6/15/23	$2,610,000	$2,665,463

Major Banks – 7.7%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$5,664,000	$5,918,393
Bank of America Corp., 3.3%, 1/11/23	15,475,000	15,240,352
Bank of America Corp., 5.625%, 7/01/20	8,555,000	9,641,981
Bank of America Corp., 5.875%, 1/05/21	1,670,000	1,910,700
Bank of America Corp., 6.1%, 6/15/17	1,725,000	1,868,342
Bank of America Corp., 4.125%, 1/22/24	10,960,000	11,232,564
Bank of America Corp., 3.95%, 4/21/25	5,569,000	5,364,005
Bank of America Corp., FRN, 6.5%, 10/29/49	4,004,000	4,144,140
Bank of America Corp., FRN, 6.1%, 12/29/49	5,000,000	4,937,500
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	5,150,000	5,632,097
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/25 (z)	3,355,000	3,229,768
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)	4,108,000	4,240,142
Goldman Sachs Group, Inc., 5.15%, 5/22/45	4,868,000	4,696,296
Goldman Sachs Group, Inc., 2.375%, 1/22/18	5,005,000	5,081,126
Goldman Sachs Group, Inc., 3.625%, 1/22/23	11,855,000	11,780,219
Goldman Sachs Group, Inc., 5.625%, 1/15/17	2,636,000	2,791,305
Huntington National Bank, 2.4%, 4/01/20	1,087,000	1,074,854
ING Bank N.V., 3.75%, 3/07/17 (n)	5,855,000	6,083,544
ING Bank N.V., 5.8%, 9/25/23 (n)	11,715,000	12,791,655
JPMorgan Chase & Co., 3.2%, 1/25/23	12,685,000	12,441,232
JPMorgan Chase & Co., 4.25%, 10/15/20	1,385,000	1,480,929
JPMorgan Chase & Co., 4.5%, 1/24/22	947,000	1,014,874
JPMorgan Chase & Co., 2%, 8/15/17	3,637,000	3,673,886
JPMorgan Chase & Co., 3.125%, 1/23/25	4,874,000	4,653,481

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	$4,869,000	$5,055,950
Morgan Stanley, 5.95%, 12/28/17	400,000	439,686
Morgan Stanley, 3.75%, 2/25/23	8,585,000	8,680,637
Morgan Stanley, 5.75%, 10/18/16	944,000	997,761
Morgan Stanley, 5.5%, 7/24/20	1,600,000	1,794,358
Morgan Stanley, 5.5%, 7/28/21	14,214,000	16,034,657
Morgan Stanley, 3.7%, 10/23/24	2,879,000	2,867,343
Morgan Stanley, 4.3%, 1/27/45	1,528,000	1,427,759
PNC Bank N.A., 3.8%, 7/25/23	13,950,000	14,291,161
PNC Funding Corp., 5.625%, 2/01/17	6,173,000	6,560,170
Regions Financial Corp., 2%, 5/15/18	2,524,000	2,522,304
Royal Bank of Scotland PLC, 2.55%, 9/18/15	3,137,000	3,145,771
Royal Bank of Scotland PLC, 6%, 12/19/23	7,121,000	7,540,655
Wachovia Corp., 6.605%, 10/01/25	1,764,000	2,112,018
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/29/49	3,832,000	3,923,202

		$218,316,817

Medical & Health Technology & Services – 0.7%
Becton, Dickinson and Co., 4.685%, 12/15/44	$4,733,000	$4,579,850
Catholic Health Initiatives, 2.95%, 11/01/22	6,666,000	6,501,850
Express Scripts Holding Co., 2.65%, 2/15/17	5,011,000	5,100,757
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	2,518,000	2,306,377
McKesson Corp., 5.7%, 3/01/17	1,210,000	1,297,183

		$19,786,017

Medical Equipment – 0.5%
Medtronic, Inc., 4.625%, 3/15/45 (n)	$7,021,000	$7,107,702
Zimmer Holdings, Inc., 2.7%, 4/01/20	7,783,000	7,744,498

		$14,852,200

Metals & Mining – 1.4%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	$4,010,000	$4,227,422
Barrick North America Finance LLC, 5.75%, 5/01/43	6,000,000	5,771,502
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	4,000,000	3,633,708
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/34	4,000,000	3,450,588
Kinross Gold Corp., 5.95%, 3/15/24	6,437,000	6,107,252
Plains Exploration & Production Co., 6.875%, 2/15/23	8,679,000	9,308,228
Steel Dynamics, Inc., 5.125%, 10/01/21	7,562,000	7,577,124

		$40,075,824

Midstream – 2.9%
APT Pipelines Ltd., 3.875%, 10/11/22 (n)	$8,640,000	$8,549,824
APT Pipelines Ltd., 5%, 3/23/35 (n)	4,000,000	3,741,700

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Midstream – continued
El Paso Corp., 7.75%, 1/15/32	$6,550,000	$7,506,641
El Paso Pipeline Partners Operating Co. LLC, 4.3%, 5/01/24	5,995,000	5,916,130
Energy Transfer Partners LP, 5.15%, 2/01/43	3,573,000	3,181,924
Energy Transfer Partners LP, 4.65%, 6/01/21	6,198,000	6,361,280
Energy Transfer Partners LP, 5.15%, 3/15/45	2,596,000	2,293,706
Enterprise Products Operating LLC, 3.9%, 2/15/24	4,357,000	4,375,095
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	103,000	113,811
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	2,240,000	2,260,030
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	6,378,000	5,793,877
Kinder Morgan, Inc., 5.625%, 11/15/23 (n)	3,000,000	3,191,217
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	5,760,000	5,911,200
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	8,270,000	8,435,400
Spectra Energy Capital LLC, 8%, 10/01/19	613,000	726,340
Sunoco Logistics Partners LP, 4.25%, 4/01/24	1,108,000	1,075,909
Sunoco Logistics Partners LP, 5.35%, 5/15/45	6,508,000	5,941,231
Williams Cos., Inc., 3.7%, 1/15/23	3,011,000	2,803,572
Williams Cos., Inc., 5.75%, 6/24/44	3,409,000	3,163,460

		$81,342,347

Mortgage-Backed – 20.7%
Fannie Mae, 4.53%, 8/01/15	$91,076	$91,142
Fannie Mae, 4.78%, 8/01/15	90,989	91,060
Fannie Mae, 4.94%, 8/01/15	120,000	120,089
Fannie Mae, 4.89%, 10/01/15	58,276	58,604
Fannie Mae, 5.423%, 11/01/15	420,552	421,673
Fannie Mae, 2.82%, 1/01/16	578,674	579,191
Fannie Mae, 5.08%, 2/01/16	314,620	319,664
Fannie Mae, 5.09%, 2/01/16	106,542	108,174
Fannie Mae, 5.157%, 2/01/16	1,709,555	1,716,514
Fannie Mae, 5.432%, 2/01/16	829,782	842,515
Fannie Mae, 5.733%, 7/01/16	1,363,682	1,400,282
Fannie Mae, 5.395%, 12/01/16	119,730	126,073
Fannie Mae, 5.05%, 1/01/17	239,522	249,660
Fannie Mae, 5.6%, 1/01/17	427	426
Fannie Mae, 5.28%, 3/01/17	129,955	136,289
Fannie Mae, 5.54%, 4/01/17	99,058	105,975
Fannie Mae, 5.458%, 6/01/17	586,219	621,721
Fannie Mae, 5.65%, 6/01/17	148,832	160,304
Fannie Mae, 1.18%, 9/01/17	2,360,947	2,373,639
Fannie Mae, 2.71%, 11/01/17	363,950	374,691

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5.5%, 11/01/17 – 4/01/40	$23,703,421	$26,658,440
Fannie Mae, 3.22%, 12/01/17	491,541	510,912
Fannie Mae, 3.358%, 12/01/17	1,062,899	1,108,353
Fannie Mae, 3.99%, 4/01/18	600,000	638,368
Fannie Mae, 3.743%, 6/01/18	2,644,360	2,800,960
Fannie Mae, 5.361%, 6/01/18	445,094	486,181
Fannie Mae, 2.578%, 9/25/18	4,500,000	4,641,966
Fannie Mae, 5.18%, 3/01/19	122,929	132,803
Fannie Mae, 5.51%, 3/01/19	184,477	206,729
Fannie Mae, 4.6%, 9/01/19	723,678	794,366
Fannie Mae, 1.99%, 10/01/19	2,666,204	2,682,311
Fannie Mae, 4.45%, 10/01/19	507,768	556,819
Fannie Mae, 1.97%, 11/01/19	1,048,207	1,054,454
Fannie Mae, 2.03%, 11/01/19	1,308,353	1,319,263
Fannie Mae, 4.88%, 3/01/20	21,083	22,768
Fannie Mae, 5%, 6/01/20 – 7/01/40	15,671,550	17,307,123
Fannie Mae, 5.19%, 9/01/20	167,630	182,053
Fannie Mae, 3.416%, 10/01/20	1,583,932	1,681,166
Fannie Mae, 2.14%, 5/01/21	962,330	959,319
Fannie Mae, 3.89%, 7/01/21	1,181,874	1,274,274
Fannie Mae, 2.56%, 10/01/21	840,620	844,816
Fannie Mae, 2.64%, 11/01/21	1,267,002	1,286,886
Fannie Mae, 2.75%, 3/01/22	1,192,522	1,221,615
Fannie Mae, 6%, 8/01/22 – 3/01/39	5,595,943	6,366,342
Fannie Mae, 2.525%, 10/01/22	1,904,408	1,917,020
Fannie Mae, 2.68%, 3/01/23	1,826,894	1,849,111
Fannie Mae, 2.41%, 5/01/23	2,127,509	2,116,676
Fannie Mae, 2.55%, 5/01/23	1,092,526	1,097,059
Fannie Mae, 4.5%, 5/01/24 – 4/01/44	13,656,871	14,832,342
Fannie Mae, 4%, 3/01/25 – 2/01/45	95,173,220	100,957,097
Fannie Mae, 4.5%, 5/01/25	167,672	180,021
Fannie Mae, 3.5%, 9/01/25 – 1/01/42	6,335,598	6,628,463
Fannie Mae, 3%, 3/01/27 – 4/01/30	10,345,777	10,743,856
Fannie Mae, 6.5%, 7/01/32 – 1/01/33	10,731	12,633
Fannie Mae, 3.5%, 4/01/43 – 9/01/43	9,289,021	9,595,855
Fannie Mae, TBA, 3%, 7/01/30	2,653,518	2,749,065
Fannie Mae, TBA, 4.5%, 7/01/45	26,490,000	28,638,175
Federal Home Loan Bank, 5%, 7/01/35	4,564,741	5,076,811
Federal Home Loan Bank, 3%, 10/01/42 – 5/01/43	2,697,248	2,689,835
Freddie Mac, 3.5%, 7/01/42	5,884,702	6,068,572
Freddie Mac, 4%, 9/01/44	38,147,294	40,369,997
Freddie Mac, 1.655%, 11/25/16	1,696,158	1,711,091
Freddie Mac, 1.426%, 8/25/17	9,701,000	9,775,892
Freddie Mac, 3.882%, 11/25/17	1,936,000	2,044,352
Freddie Mac, 3.154%, 2/25/18	897,094	937,817
Freddie Mac, 5%, 7/01/18 – 4/01/40	1,423,897	1,574,829
Freddie Mac, 2.412%, 8/25/18	2,300,000	2,366,366
Freddie Mac, 2.303%, 9/25/18	8,971,000	9,201,429
Freddie Mac, 2.323%, 10/25/18	1,194,000	1,225,371
Freddie Mac, 2.22%, 12/25/18	1,200,000	1,227,395
Freddie Mac, 2.13%, 1/25/19	6,184,000	6,300,797
Freddie Mac, 2.086%, 3/25/19	7,200,000	7,323,178
Freddie Mac, 1.883%, 5/25/19	8,450,000	8,525,585
Freddie Mac, 5.5%, 6/01/19 – 1/01/38	958,629	1,075,519

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 4.186%, 8/25/19	$1,110,000	$1,206,890
Freddie Mac, 1.869%, 11/25/19	6,121,000	6,138,892
Freddie Mac, 4.251%, 1/25/20	807,000	882,605
Freddie Mac, 2.757%, 5/25/20	885,256	911,081
Freddie Mac, 3.32%, 7/25/20 – 2/25/23	5,631,534	5,886,262
Freddie Mac, 3.034%, 10/25/20	2,606,000	2,728,279
Freddie Mac, 2.856%, 1/25/21	5,331,000	5,521,418
Freddie Mac, 2.791%, 1/25/22	4,439,000	4,546,015
Freddie Mac, 2.682%, 10/25/22	3,049,000	3,075,950
Freddie Mac, 3.3%, 4/25/23	6,099,972	6,369,676
Freddie Mac, 3.06%, 7/25/23	4,230,000	4,336,109
Freddie Mac, 3.531%, 7/25/23	2,401,000	2,539,290
Freddie Mac, 3.458%, 8/25/23	7,000,000	7,361,165
Freddie Mac, 2.67%, 12/25/24	2,784,000	2,733,462
Freddie Mac, 2.811%, 1/25/25	4,169,000	4,133,505
Freddie Mac, 4%, 7/01/25 – 11/01/43	18,859,946	19,959,669
Freddie Mac, 4.5%, 7/01/25 – 6/01/41	1,215,242	1,312,987
Freddie Mac, 3.5%, 8/01/26 – 3/01/43	18,640,631	19,231,398
Freddie Mac, 6%, 8/01/34 – 7/01/38	275,388	313,198
Freddie Mac, 3%, 3/01/43 – 5/01/43	3,695,550	3,685,409
Freddie Mac, TBA, 3%, 8/01/30	6,500,000	6,714,143
Ginnie Mae, 5.5%, 5/15/33 – 1/20/42	4,250,930	4,855,826
Ginnie Mae, 6%, 1/20/36 – 1/15/39	570,781	655,077
Ginnie Mae, 4.5%, 4/15/39 – 11/20/44	36,811,880	40,180,797
Ginnie Mae, 4%, 10/20/40 – 12/20/44	8,834,267	9,424,316
Ginnie Mae, 3.5%, 11/15/40 – 7/20/43	14,367,703	14,950,724
Ginnie Mae, TBA, 3.5%, 7/01/45 - 8/01/45	32,698,000	33,856,025

		$586,958,350

Municipals – 0.3%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 4/01/40	$1,860,000	$2,403,194
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/45	3,725,000	4,705,793

		$7,108,987

Natural Gas – Distribution – 0.2%
GNL Quintero S.A., 4.634%, 7/31/29 (n)	$5,811,000	$5,827,253

Network & Telecom – 1.0%
AT&T, Inc., 4.5%, 5/15/35	$8,154,000	$7,495,866
Verizon Communications, Inc., 6.55%, 9/15/43	17,376,000	20,325,646

		$27,821,512

Oil Services – 0.4%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$6,049,516	$4,340,528
Schlumberger Norge A.S., 1.25%, 8/01/17 (n)	8,144,000	8,129,919

		$12,470,447

Issuer	Shares/Par	Value ($)

BONDS – continued
Oils – 0.1%
Valero Energy Corp., 4.9%, 3/15/45	$2,309,000	$2,163,762

Other Banks & Diversified Financials – 2.3%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$2,885,000	$2,984,807
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/18 (n)	5,269,000	5,393,369
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	2,570,000	2,830,212
BPCE S.A., 4.5%, 3/15/25 (n)	5,771,000	5,580,609
Capital One Bank (USA) N.A., 3.375%, 2/15/23	10,111,000	9,821,633
Capital One Financial Corp., 6.15%, 9/01/16	1,203,000	1,269,750
Capital One Financial Corp., 3.2%, 2/05/25	3,461,000	3,273,718
Citigroup, Inc., 4.4%, 6/10/25	4,533,000	4,516,105
Citigroup, Inc., 8.5%, 5/22/19	3,510,000	4,281,136
Discover Bank, 7%, 4/15/20	7,009,000	8,157,354
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	7,880,000	10,436,114
Macquarie Group Ltd., 3%, 12/03/18 (n)	350,000	356,084
Rabobank Nederland N.V., 3.95%, 11/09/22	4,408,000	4,407,409
U.S. Bank NA Cincinnati, 2.8%, 1/27/25	2,136,000	2,043,697

		$65,351,997

Pharmaceuticals – 1.9%
AbbVie, Inc., 4.5%, 5/14/35	$4,677,000	$4,575,523
Actavis Funding SCS, 4.85%, 6/15/44	1,631,000	1,573,579
Actavis Funding SCS, 4.55%, 3/15/35	2,232,000	2,122,123
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	2,779,000	2,764,366
Celgene Corp., 1.9%, 8/15/17	5,062,000	5,114,468
Forest Laboratories, Inc., 4.875%, 2/15/21 (n)	21,349,000	23,146,927
Gilead Sciences, Inc., 4.8%, 4/01/44	6,643,000	6,837,115
Gilead Sciences, Inc., 2.35%, 2/01/20	817,000	819,928
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)	2,875,000	2,939,688
VPII Escrow Corp., 6.75%, 8/15/18 (z)	3,795,000	3,980,006

		$53,873,723

Precious Metals & Minerals – 0.1%
Teck Resources Ltd., 6%, 8/15/40	$826,000	$653,905
Teck Resources Ltd., 5.4%, 2/01/43	3,323,000	2,476,825

		$3,130,730

Real Estate – Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/23	$2,417,000	$2,504,720

Real Estate – Healthcare – 0.2%
HCP, Inc., REIT, 3.875%, 8/15/24	$5,515,000	$5,381,752
HCP, Inc., REIT, 5.375%, 2/01/21	1,134,000	1,251,067

		$6,632,819

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – Office – 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/18	$5,395,000	$5,684,118
Boston Properties LP, REIT, 3.8%, 2/01/24	3,803,000	3,848,708

		$9,532,826

Real Estate – Other – 0.0%
Liberty Property LP, REIT, 5.5%, 12/15/16	$1,013,000	$1,069,031

Real Estate – Retail – 0.5%
DDR Corp., REIT, 4.625%, 7/15/22	$2,365,000	$2,483,330
DDR Corp., REIT, 3.375%, 5/15/23	6,575,000	6,299,383
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	3,213,000	4,081,349

		$12,864,062

Restaurants – 0.2%
YUM! Brands, Inc., 5.35%, 11/01/43	$6,259,000	$6,008,884

Retailers – 0.9%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$7,156,000	$7,104,155
Cencosud S.A., 5.5%, 1/20/21	3,126,000	3,284,466
Dollar General Corp., 3.25%, 4/15/23	3,635,000	3,463,246
Gap, Inc., 5.95%, 4/12/21	7,230,000	8,164,767
Home Depot, Inc., 2.625%, 6/01/22	4,732,000	4,653,983

		$26,670,617

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/21	$5,300,000	$5,717,868
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	3,236,000	3,328,226

		$9,046,094

Supermarkets – 0.1%
Kroger Co., 3.85%, 8/01/23	$2,248,000	$2,305,864

Telecommunications – Wireless – 0.6%
American Tower Corp., REIT, 5%, 2/15/24	$7,009,000	$7,409,501
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	952,000	1,033,256
MTS International Funding Ltd., 5%, 5/30/23 (n)	4,798,000	4,289,412
SBA Tower Trust, 2.898%, 10/15/44 (n)	4,229,000	4,250,175

		$16,982,344

Tobacco – 0.9%
Lorillard Tobacco Co., 8.125%, 6/23/19	$3,344,000	$3,961,563
Reynolds American, Inc., 4%, 6/12/22	8,396,000	8,576,228
Reynolds American, Inc., 5.85%, 8/15/45	3,846,000	4,034,050
Reynolds American, Inc., 6.75%, 6/15/17	7,300,000	7,977,060

		$24,548,901

Issuer	Shares/Par	Value ($)

BONDS – continued
Transportation – Services – 0.4%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$2,690,000	$3,288,122
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	1,612,000	1,617,969
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	7,405,000	6,414,581

		$11,320,672

U.S. Government Agencies and Equivalents – 2.3%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$980,000	$1,005,503
Small Business Administration, 4.34%, 3/01/24	44,577	46,780
Small Business Administration, 4.99%, 9/01/24	32,634	35,207
Small Business Administration, 4.86%, 1/01/25	80,680	86,798
Small Business Administration, 4.625%, 2/01/25	82,273	88,121
Small Business Administration, 3.21%, 9/01/30	6,942,800	7,158,902
Small Business Administration, 4.93%, 1/01/24	30,202	32,556
Small Business Administration, 5.11%, 4/01/25	56,216	60,925
Small Business Administration, 3.25%, 11/01/30	634,541	654,725
Small Business Administration, 2.85%, 9/01/31	1,448,011	1,475,671
Small Business Administration, 2.37%, 8/01/32	1,214,876	1,198,060
Small Business Administration, 2.13%, 1/01/33	4,405,650	4,305,750
Small Business Administration, 2.21%, 2/01/33	1,104,868	1,084,465
Small Business Administration, 2.22%, 3/01/33	4,037,594	3,968,957
Small Business Administration, 2.08%, 4/01/33	5,927,920	5,772,768
Small Business Administration, 2.45%, 6/01/33	7,187,220	7,171,486
Small Business Administration, 3.15%, 7/01/33	10,042,143	10,366,705
Small Business Administration, 3.16%, 8/01/33	10,124,248	10,455,496
Small Business Administration, 3.62%, 9/01/33	9,344,628	9,882,294
Small Business Administration, 4.43%, 5/01/29	691,006	753,279

		$65,604,448

U.S. Treasury Obligations – 15.7%
U.S. Treasury Bonds, 3.375%, 11/15/19	$1,800,000	$1,943,296
U.S. Treasury Bonds, 4.5%, 2/15/36	12,590,000	15,829,961
U.S. Treasury Bonds, 4.75%, 2/15/37	6,576,000	8,520,543
U.S. Treasury Bonds, 4.375%, 2/15/38	17,377,000	21,368,288

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 4.5%, 8/15/39	$46,026,600	$57,608,780
U.S. Treasury Bonds, 3.125%, 11/15/41	500,000	503,399
U.S. Treasury Bonds, 3.125%, 2/15/42	1,300,000	1,306,906
U.S. Treasury Notes, 0.375%, 11/15/15	5,600,000	5,606,126
U.S. Treasury Notes, 0.875%, 12/31/16	16,433,000	16,529,281
U.S. Treasury Notes, 0.75%, 6/30/17 (f)	121,620,000	121,857,524
U.S. Treasury Notes, 2.875%, 3/31/18	2,000,000	2,105,312
U.S. Treasury Notes, 2.625%, 4/30/18	1,600,000	1,675,125
U.S. Treasury Notes, 1.5%, 8/31/18	13,955,000	14,137,071
U.S. Treasury Notes, 1.625%, 6/30/19	163,225,000	164,767,966
U.S. Treasury Notes, 1%, 8/31/19	5,600,000	5,502,874
U.S. Treasury Notes, 3.625%, 2/15/20	4,200,000	4,586,858
U.S. Treasury Notes, TIPS, 2%, 1/15/16	1,466,246	1,487,323

		$445,336,633

Utilities – Electric Power – 2.5%
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	$6,436,000	$6,868,943
CMS Energy Corp., 6.25%, 2/01/20	1,925,000	2,229,454
CMS Energy Corp., 5.05%, 3/15/22	5,272,000	5,801,641
Constellation Energy Group, Inc., 5.15%, 12/01/20	2,487,000	2,752,037
Dominion Resources, Inc., 3.625%, 12/01/24	6,901,000	6,843,004
EDP Finance B.V., 5.25%, 1/14/21 (n)	6,470,000	6,775,837
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	5,095,000	5,156,379
Enel Finance International S.A., 6.25%, 9/15/17 (n)	3,623,000	3,966,634

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Enel Finance International S.A., 6%, 10/07/39 (n)	$3,700,000	$4,108,576
Exelon Generation Co. LLC, 4.25%, 6/15/22	6,123,000	6,267,478
Florida Power & Light Co., 4.05%, 10/01/44	4,535,000	4,403,431
Pacific Gas & Electric Co., 3.25%, 6/15/23	2,431,000	2,415,568
PPL Capital Funding, Inc., 5%, 3/15/44	3,429,000	3,603,245
PPL Corp., 3.5%, 12/01/22	1,050,000	1,062,522
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	8,842,000	9,780,711
Waterford 3 Funding Corp., 8.09%, 1/02/17	32,502	32,500

		$72,067,960

Total Bonds (Identified Cost, $2,751,496,141)		$2,764,745,527

MONEY MARKET FUNDS – 4.5%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	127,548,648	$127,548,648

Total Investments (Identified Cost, $2,879,044,789)		$2,892,294,175

OTHER ASSETS, LESS LIABILITIES – (1.8)%		(52,356,045)

NET ASSETS – 100.0%		$2,839,938,130

(d)	In default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $394,538,205 representing 13.9% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Alm XIV Ltd., 2014-14A, “A1” , FRN, 1.709%, 7/28/26	4/02/15	$8,993,813	$8,961,169
Babson Ltd., CLO, FRN, 1.375%, 4/20/25	3/12/14-5/04/15	9,760,447	9,757,576
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36	2/28/06	25,321	710
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06	15,779	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36	9/11/06	50,950	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36	10/25/06	31,703	0
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37	1/26/07	11,212	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 12/28/40	3/01/06	139,489	86,441

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 1.528%, 8/01/24	4/02/15	$5,669,598	$5,663,661
Commercial Mortgage Asset Trust, FRN, 0.633%, 1/17/32	4/09/12	2,034	1,960
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/25	3/23/15	3,347,125	3,229,768
Dryden Senior Loan Fund, CLO, “A”, FRN, 1.655%, 1/15/25	9/19/14	7,539,614	7,534,307
Falcon Franchise Loan LLC, FRN, 25.531%, 1/05/25	1/29/03	775	2,465
First Union National Bank Commercial Mortgage Trust, FRN, 1.731%, 1/12/43	4/09/12	3	232
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.67%, 1/17/26	7/24/14-9/09/14	8,317,890	8,305,999
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.585%, 4/10/28	3/25/14	6,753,215	6,744,591
J.M. Smucker Co., 3%, 3/15/22	3/12/15	1,100,282	1,084,119
Preferred Term Securities XIX Ltd., CDO, FRN, 0.635%, 12/22/35	3/28/11	227,022	238,494
SES S.A., 5.3%, 4/04/43	1/08/14	3,179,552	3,289,086
VPII Escrow Corp., 6.75%, 8/15/18	6/27/13	3,795,000	3,980,006
Total Restricted Securities			$58,880,584
% of Net assets			2.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

TIPS	Treasury Inflation Protected Security

Derivative Contracts at 6/30/15

Futures Contracts at 6/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	385	$48,576,172	September - 2015	$357,581
U.S. Treasury Bond 30 yr (Short)	USD	15	2,262,656	September - 2015	48,233

					$405,814

Cleared Swap Agreements at 6/30/15

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
6/20/20	USD	14,137,200	JP Morgan Chase (a)	(1)	5% (fixed rate)	$(896,401)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Market CDX North American High Yield Index.

(a)	Net unamortized premiums received by the fund amounted to $987,462.

At June 30, 2015, the fund had liquid securities with an aggregate value of $596,160 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,751,496,141)	$2,764,745,527
Underlying affiliated funds, at cost and value	127,548,648
Total investments, at value (identified cost, $2,879,044,789)	$2,892,294,175
Cash	447,643
Receivables for
Due from brokers (net unamortized premiums received, $987,462)	4,069
Daily variation margin on open futures contracts	12,969
Investments sold	828,091
Fund shares sold	5,677,169
Interest	20,755,304
Other assets	7,455
Total assets		$2,920,026,875
Liabilities
Payables for
Daily variation margin on open swap agreements	$71,519
Investments purchased	3,866,211
TBA purchase commitments	72,432,965
Fund shares reacquired	3,419,634
Payable to affiliates
Investment adviser	60,768
Shareholder servicing costs	632
Distribution and/or service fees	23,737
Payable for independent Trustees’ compensation	24
Accrued expenses and other liabilities	213,255
Total liabilities		$80,088,745
Net assets		$2,839,938,130
Net assets consist of
Paid-in capital	$2,714,026,462
Unrealized appreciation (depreciation) on investments	13,746,261
Accumulated net realized gain (loss) on investments	(17,836,870)
Undistributed net investment income	130,002,277
Net assets		$2,839,938,130
Shares of beneficial interest outstanding		212,493,657

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,104,473,205	81,739,612	$13.51
Service Class	1,735,464,925	130,754,045	13.27

See Notes to Financial Statements

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Interest	$47,959,518
Dividends from underlying affiliated funds	50,199
Total investment income		$48,009,717
Expenses
Management fee	$7,295,579
Distribution and/or service fees	2,227,296
Shareholder servicing costs	37,020
Administrative services fee	235,415
Independent Trustees’ compensation	22,490
Custodian fee	80,889
Shareholder communications	78,512
Audit and tax fees	36,551
Legal fees	13,268
Miscellaneous	35,673
Total expenses		$10,062,693
Fees paid indirectly	(369)
Reduction of expenses by investment adviser	(206,474)
Net expenses		$9,855,850
Net investment income		$38,153,867
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$10,797,167
Futures contracts	(897,756)
Swap agreements	(27,194)
Net realized gain (loss) on investments		$9,872,217
Change in unrealized appreciation (depreciation)
Investments	$(48,035,447)
Futures contracts	1,753,393
Swap agreements	91,061
Net unrealized gain (loss) on investments		$(46,190,993)
Net realized and unrealized gain (loss) on investments		$(36,318,776)
Change in net assets from operations		$1,835,091

See Notes to Financial Statements

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$38,153,867	$78,198,709
Net realized gain (loss) on investments	9,872,217	9,279,964
Net unrealized gain (loss) on investments	(46,190,993)	81,484,435
Change in net assets from operations	$1,835,091	$168,963,108
Distributions declared to shareholders
From net investment income	$—	$(82,917,411)
Change in net assets from fund share transactions	$(185,801,669)	$(106,862,454)
Total change in net assets	$(183,966,578)	$(20,816,757)
Net assets
At beginning of period	3,023,904,708	3,044,721,465
At end of period (including undistributed net investment income of $130,002,277 and $91,848,410, respectively)	$2,839,938,130	$3,023,904,708

See Notes to Financial Statements

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$13.50		$13.13	$13.49	$13.01	$12.66	$12.20
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.37	$0.35	$0.37	$0.44	$0.44
Net realized and unrealized gain (loss) on investments	(0.18)		0.40	(0.49)	0.57	0.41	0.45
Total from investment operations	$0.01		$0.77	$(0.14)	$0.94	$0.85	$0.89
Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.16)	$(0.37)	$(0.35)	$(0.39)
From net realized gain on investments	—		—	(0.06)	(0.09)	(0.15)	(0.04)
Total distributions declared to shareholders	$—		$(0.40)	$(0.22)	$(0.46)	$(0.50)	$(0.43)
Net asset value, end of period (x)	$13.51		$13.50	$13.13	$13.49	$13.01	$12.66
Total return (%) (k)(r)(s)(x)	0.07	(n)	5.85	(1.03)	7.35	6.75	7.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.53	0.54	0.56	0.57	0.59
Expenses after expense reductions (f)	0.52	(a)	0.52	0.53	0.56	0.57	0.59
Net investment income	2.77	(a)	2.74	2.65	2.76	3.41	3.51
Portfolio turnover	41	(n)	58	68	114	60	66
Net assets at end of period (000 omitted)	$1,104,473		$1,172,957	$1,208,132	$850,417	$367,398	$371,865

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$13.28		$12.92	$13.30	$12.85	$12.53	$12.10
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.33	$0.31	$0.33	$0.40	$0.40
Net realized and unrealized gain (loss) on investments	(0.18)		0.39	(0.48)	0.57	0.41	0.45
Total from investment operations	$(0.01)		$0.72	$(0.17)	$0.90	$0.81	$0.85
Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.15)	$(0.36)	$(0.34)	$(0.38)
From net realized gain on investments	—		—	(0.06)	(0.09)	(0.15)	(0.04)
Total distributions declared to shareholders	$—		$(0.36)	$(0.21)	$(0.45)	$(0.49)	$(0.42)
Net asset value, end of period (x)	$13.27		$13.28	$12.92	$13.30	$12.85	$12.53
Total return (%) (k)(r)(s)(x)	(0.08	)(n)	5.62	(1.29)	7.06	6.48	7.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.78	0.79	0.81	0.82	0.84
Expenses after expense reductions (f)	0.77	(a)	0.77	0.78	0.81	0.82	0.84
Net investment income	2.52	(a)	2.48	2.39	2.48	3.13	3.20
Portfolio turnover	41	(n)	58	68	114	60	66
Net assets at end of period (000 omitted)	$1,735,465		$1,850,948	$1,836,589	$1,646,291	$406,273	$211,077

See Notes to Financial Statements

MFS Total Return Bond Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Total Return Bond Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Bond Series (formerly MFS Research Bond Series) (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans. Effective April 30, 2015, the fund’s name changed from MFS Research Bond Series to MFS Total Return Bond Series.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and swap agreements. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$510,941,081	$—	$510,941,081
Non-U.S. Sovereign Debt	—	8,275,320	—	8,275,320
Municipal Bonds	—	7,108,987	—	7,108,987
U.S. Corporate Bonds	—	994,896,725	—	994,896,725
Residential Mortgage-Backed Securities	—	592,943,284	—	592,943,284
Commercial Mortgage-Backed Securities	—	272,434,319	—	272,434,319
Asset-Backed Securities (including CDOs)	—	146,323,818	—	146,323,818
Foreign Bonds	—	231,821,993	—	231,821,993
Mutual Funds	127,548,648	—	—	127,548,648
Total Investments	$127,548,648	$2,764,745,527	$—	$2,892,294,175

Other Financial Instruments
Futures Contracts	$405,814	$—	$—	$405,814
Swap Agreements	—	(896,401)	—	(896,401)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Equity Futures	$405,814	$—
Credit	Credit Default Swaps	—	(896,401)
Total		$405,814	$(896,401)

(a)	The value of futures contracts and cleared swap agreements includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts and cleared swap agreements is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Equity	$(897,756)	$—
Credit	—	(27,194)
Total	$(897,756)	$(27,194)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Equity	$1,753,393	$—
Credit	—	91,061
Total	$1,753,393	$91,061

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At June 30, 2015, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$82,917,411

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$2,895,158,746
Gross appreciation	42,312,142
Gross depreciation	(45,176,713)
Net unrealized appreciation (depreciation)	$(2,864,571)

As of 12/31/14
Undistributed ordinary income	91,851,764
Capital loss carryforwards	(7,342,063)
Other temporary differences	(2,306,883)
Net unrealized appreciation (depreciation)	41,873,759

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Long-Term	$(7,342,063)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$32,650,866
Service Class	—	50,266,545
Total	$—	$82,917,411

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $2.5 billion to $5 billion and 0.40% of average daily net assets in excess of $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, this management fee reduction amounted to $109,695, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $96,779, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $36,526, which equated to 0.0025% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $494.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $3,792 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$795,794,471	$934,974,080
Investments (non-U.S. Government securities)	$391,672,776	$392,703,698

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,488,018	$33,985,281	9,657,615	$130,060,729
Service Class	4,486,304	60,184,052	15,025,832	199,320,298
	6,974,322	$94,169,333	24,683,447	$329,381,027
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,417,395	$32,441,442
Service Class	—	—	3,805,189	50,266,545
	—	$—	6,222,584	$82,707,987
Shares reacquired
Initial Class	(7,617,490)	$(103,964,841)	(17,230,831)	$(232,232,093)
Service Class	(13,112,955)	(176,006,161)	(21,597,878)	(286,719,375)
	(20,730,445)	$(279,971,002)	(38,828,709)	$(518,951,468)
Net change
Initial Class	(5,129,472)	$(69,979,560)	(5,155,821)	$(69,729,922)
Service Class	(8,626,651)	(115,822,109)	(2,766,857)	(37,132,532)
	(13,756,123)	$(185,801,669)	(7,922,678)	$(106,862,454)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 9% and 5%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Growth Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $5,025 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	203,174,023	412,469,701	(488,095,076)	127,548,648

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$50,199	$127,548,648

MFS Total Return Bond Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

SEMIANNUAL REPORT

June 30, 2015

MFS® RESEARCH SERIES

MFS® Variable Insurance Trust

VFR-SEM

MFS® RESEARCH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Research Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	3.4%
JPMorgan Chase & Co.	2.3%
Danaher Corp.	2.2%
Visa, Inc., “A”	2.2%
Wells Fargo & Co.	2.2%
Exxon Mobil Corp.	1.7%
Google, Inc., “A”	1.7%
Allergan PLC	1.7%
Eli Lilly & Co.	1.5%
Merck & Co., Inc.	1.4%

Global equity sectors
Technology	18.4%
Financial Services	16.8%
Health Care	15.4%
Capital Goods	13.9%
Consumer Cyclicals	12.8%
Energy	10.4%
Consumer Staples	7.3%
Telecommunications/Cable Television (s)	4.0%

(s)	Includes securities sold short.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Research Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.80%	$1,000.00	$1,024.05	$4.01
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,022.54	$5.27
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Research Series

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 3.3%
Honeywell International, Inc.	66,935	$6,825,362
Northrop Grumman Corp.	33,689	5,344,086
Rockwell Collins, Inc.	33,261	3,071,653
United Technologies Corp.	65,277	7,241,178

		$22,482,279

Alcoholic Beverages – 0.7%
Constellation Brands, Inc., “A”	41,465	$4,810,769

Apparel Manufacturers – 1.2%
Global Brands Group Holding Ltd. (a)	4,674,000	$982,851
Hanesbrands, Inc.	115,985	3,864,620
PVH Corp.	28,435	3,275,712

		$8,123,183

Automotive – 0.9%
Delphi Automotive PLC	39,526	$3,363,267
Harley-Davidson, Inc.	47,043	2,650,873

		$6,014,140

Biotechnology – 2.3%
Alexion Pharmaceuticals, Inc. (a)	38,634	$6,983,868
Biogen, Inc. (a)	21,829	8,817,606

		$15,801,474

Broadcasting – 2.3%
Nielsen Holdings B.V.	75,733	$3,390,566
Time Warner, Inc.	74,417	6,504,790
Twenty-First Century Fox, Inc.	190,977	6,215,346

		$16,110,702

Brokerage & Asset Managers – 2.4%
BlackRock, Inc.	19,892	$6,882,234
Franklin Resources, Inc.	91,026	4,463,005
NASDAQ OMX Group, Inc.	105,563	5,152,530

		$16,497,769

Business Services – 3.1%
Accenture PLC, “A”	52,343	$5,065,756
Equifax, Inc.	21,166	2,055,007
Fidelity National Information Services, Inc.	60,991	3,769,244
Fiserv, Inc. (a)	21,651	1,793,352
FleetCor Technologies, Inc. (a)	16,966	2,647,714
Gartner, Inc. (a)	38,452	3,298,413
Global Payments, Inc.	23,624	2,443,903

		$21,073,389

Cable TV – 1.9%
Charter Communications, Inc., “A” (a)	27,464	$4,703,210
Comcast Corp., “Special A”	67,923	4,071,305
Time Warner Cable, Inc.	25,073	4,467,256

		$13,241,771

Chemicals – 1.7%
E.I. du Pont de Nemours & Co.	58,639	$3,749,964

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – continued
LyondellBasell Industries N.V., “A”	12,950	$1,340,584
Monsanto Co.	29,663	3,161,779
PPG Industries, Inc.	29,279	3,358,887

		$11,611,214

Computer Software – 2.7%
Adobe Systems, Inc. (a)	55,183	$4,470,375
Oracle Corp.	137,019	5,521,866
Qlik Technologies, Inc. (a)	74,717	2,612,106
Salesforce.com, Inc. (a)	84,765	5,902,187

		$18,506,534

Computer Software – Systems – 5.3%
Apple, Inc. (s)	188,286	$23,615,772
EMC Corp.	220,125	5,809,099
Hewlett-Packard Co.	126,327	3,791,073
NCR Corp. (a)	43,735	1,316,424
Sabre Corp.	95,237	2,266,641

		$36,799,009

Construction – 0.8%
Sherwin-Williams Co.	19,380	$5,329,888

Consumer Products – 2.0%
Colgate-Palmolive Co.	79,078	$5,172,492
Estee Lauder Cos., Inc., “A”	24,279	2,104,018
Newell Rubbermaid, Inc.	111,207	4,571,720
Sensient Technologies Corp.	32,873	2,246,541

		$14,094,771

Consumer Services – 0.5%
Priceline Group, Inc. (a)	3,063	$3,526,646

Containers – 0.7%
Crown Holdings, Inc. (a)	92,678	$4,903,593

Electrical Equipment – 3.0%
Danaher Corp.	181,437	$15,529,193
W.W. Grainger, Inc.	21,406	5,065,730

		$20,594,923

Electronics – 1.6%
Avago Technologies Ltd.	37,677	$5,008,404
Mellanox Technologies Ltd. (a)	53,170	2,583,530
NXP Semiconductors N.V. (a)	33,814	3,320,535

		$10,912,469

Energy – Independent – 4.5%
Anadarko Petroleum Corp.	63,136	$4,928,396
Cabot Oil & Gas Corp.	107,663	3,395,691
EOG Resources, Inc.	78,197	6,846,147
EQT Corp.	29,301	2,383,343
Memorial Resource Development Corp. (a)	183,412	3,479,326
Noble Energy, Inc.	55,058	2,349,875
Pioneer Natural Resources Co.	19,695	2,731,500

4

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
Valero Energy Corp.	81,737	$5,116,736

		$31,231,014

Energy – Integrated – 1.7%
Exxon Mobil Corp. (s)	139,134	$11,575,949

Food & Beverages – 3.0%
Coca-Cola Co.	191,952	$7,530,277
General Mills, Inc.	70,396	3,922,465
Mead Johnson Nutrition Co., “A”	38,144	3,441,352
Mondelez International, Inc.	149,653	6,156,724

		$21,050,818

Food & Drug Stores – 1.4%
CVS Health Corp.	60,095	$6,302,764
Walgreens Boots Alliance, Inc.	41,356	3,492,101

		$9,794,865

Gaming & Lodging – 0.2%
Wynn Resorts Ltd.	11,887	$1,172,890

General Merchandise – 1.8%
Dollar Tree, Inc. (a)	53,067	$4,191,762
Kohl’s Corp.	60,639	3,796,608
Target Corp.	53,925	4,401,898

		$12,390,268

Health Maintenance Organizations – 1.3%
UnitedHealth Group, Inc.	71,890	$8,770,580

Insurance – 2.0%
American International Group, Inc.	131,630	$8,137,367
MetLife, Inc.	106,468	5,961,143

		$14,098,510

Internet – 4.6%
Alibaba Group Holding Ltd., ADR (a)	32,182	$2,647,613
Facebook, Inc., “A “ (a)	90,258	7,740,977
Google, Inc., “A” (a)	21,408	11,561,176
Google, Inc., “C” (a)	11,231	5,845,848
LinkedIn Corp., “A” (a)	18,813	3,887,330

		$31,682,944

Machinery & Tools – 1.3%
Roper Technologies, Inc.	50,480	$8,705,781

Major Banks – 6.5%
Goldman Sachs Group, Inc.	35,416	$7,394,507
JPMorgan Chase & Co. (s)	229,722	15,565,963
PNC Financial Services Group, Inc.	69,120	6,611,328
Wells Fargo & Co.	274,019	15,410,829

		$44,982,627

Medical & Health Technology & Services – 1.2%
Henry Schein, Inc. (a)	17,940	$2,549,633
McKesson Corp.	26,009	5,847,083

		$8,396,716

Medical Equipment – 4.1%
Abbott Laboratories	146,113	$7,171,226

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Medtronic PLC	104,824	$7,767,458
Stryker Corp.	67,846	6,484,042
Thermo Fisher Scientific, Inc.	53,811	6,982,515

		$28,405,241

Natural Gas – Distribution – 0.4%
Sempra Energy	30,485	$3,016,186

Natural Gas – Pipeline – 0.5%
Williams Cos., Inc.	65,943	$3,784,469

Network & Telecom – 1.1%
Cisco Systems, Inc.	282,571	$7,759,400

Oil Services – 0.9%
Halliburton Co.	49,944	$2,151,088
Schlumberger Ltd.	48,716	4,198,832

		$6,349,920

Other Banks & Diversified Financials – 5.3%
American Express Co.	112,507	$8,744,044
Discover Financial Services	60,777	3,501,971
Fifth Third Bancorp	183,587	3,822,281
PrivateBancorp, Inc.	133,472	5,314,855
Visa, Inc., “A”	229,832	15,433,219

		$36,816,370

Pharmaceuticals – 6.6%
Allergan PLC (a)	37,798	$11,470,181
Bristol-Myers Squibb Co.	111,773	7,437,375
Eli Lilly & Co.	120,111	10,028,067
Merck & Co., Inc.	165,559	9,425,274
Valeant Pharmaceuticals International, Inc. (a)	30,964	6,878,653

		$45,239,550

Railroad & Shipping – 1.5%
Canadian Pacific Railway Ltd.	16,831	$2,696,831
Union Pacific Corp.	78,232	7,460,986

		$10,157,817

Real Estate – 0.5%
Plum Creek Timber Co. Inc., REIT	87,916	$3,566,752

Restaurants – 1.4%
Aramark	111,801	$3,462,477
YUM! Brands, Inc.	67,859	6,112,739

		$9,575,216

Specialty Chemicals – 0.9%
Albemarle Corp.	51,438	$2,842,978
W.R. Grace & Co. (a)	35,208	3,531,362

		$6,374,340

Specialty Stores – 4.0%
Amazon.com, Inc. (a)	13,257	$5,754,731
American Eagle Outfitters, Inc.	120,573	2,076,267
AutoZone, Inc. (a)	8,111	5,409,226
Burlington Stores, Inc. (a)	50,145	2,567,424

5

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
Gap, Inc.	61,510	$2,347,837
Ross Stores, Inc.	68,338	3,321,910
Sally Beauty Holdings, Inc. (a)	75,962	2,398,880
Urban Outfitters, Inc. (a)	105,492	3,692,220

		$27,568,495

Telecommunications – Wireless – 1.0%
American Tower Corp., REIT	54,708	$5,103,709
SBA Communications Corp. (a)	16,610	1,909,652

		$7,013,361

Telephone Services – 1.0%
Verizon Communications, Inc.	147,333	$6,867,191

Tobacco – 1.5%
Philip Morris International, Inc.	77,117	$6,182,470
Reynolds American, Inc.	56,381	4,209,405

		$10,391,875

Utilities – Electric Power – 2.3%
American Electric Power Co., Inc.	67,418	$3,571,131
CMS Energy Corp.	142,683	4,543,027
NextEra Energy, Inc.	47,982	4,703,675
NRG Energy, Inc.	130,401	2,983,575

		$15,801,408

Total Common Stocks (Identified Cost, $521,756,779)		$682,975,076

CONVERTIBLE PREFERRED STOCKS – 0.3%
Telephone Services – 0.3%
Frontier Communications Corp., 11.13% (a) (Identified Cost, $1,678,610)	16,684	$1,666,732

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	1,626,724	$1,626,724

Total Investments (Identified Cost, $525,062,113)		$686,268,532

SECURITIES SOLD SHORT – (0.2)%
Telecommunications – Wireless – (0.2)%
Crown Castle International Corp., REIT (Proceeds Received, $1,070,031)	(13,028)	$(1,046,148)

OTHER ASSETS, LESS LIABILITIES – 0.8%		5,243,699

NET ASSETS – 100.0%		$690,466,083

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2015, the fund had cash collateral of $4,259 and other liquid securities with an aggregate value of $1,959,778 to cover any commitments for securities sold short. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $523,435,389)	$684,641,808
Underlying affiliated funds, at cost and value	1,626,724
Total investments, at value (identified cost, $525,062,113)	$686,268,532
Deposits with brokers	4,259
Receivables for
Investments sold	7,161,578
Fund shares sold	133,259
Dividends	659,668
Other assets	1,954
Total assets		$694,229,250
Liabilities
Payables for
Securities sold short, at value (proceeds received, $1,070,031)	$1,046,148
Investments purchased	1,750,179
Fund shares reacquired	832,618
Payable to affiliates
Investment adviser	24,656
Shareholder servicing costs	660
Distribution and/or service fees	3,408
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	105,488
Total liabilities		$3,763,167
Net assets		$690,466,083
Net assets consist of
Paid-in capital	$431,684,669
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	161,230,272
Accumulated net realized gain (loss) on investments and foreign currency	90,824,787
Undistributed net investment income	6,726,355
Net assets		$690,466,083
Shares of beneficial interest outstanding		23,253,161

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$443,615,830	14,883,100	$29.81
Service Class	246,850,253	8,370,061	29.49

See Notes to Financial Statements

7

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$5,599,227
Interest	17
Dividends from underlying affiliated funds	2,070
Foreign taxes withheld	(7,070)
Total investment income		$5,594,244
Expenses
Management fee	$2,670,316
Distribution and/or service fees	317,823
Shareholder servicing costs	23,150
Administrative services fee	61,028
Independent Trustees’ compensation	8,271
Custodian fee	38,679
Shareholder communications	30,233
Audit and tax fees	27,625
Legal fees	3,225
Dividend and interest expense on securities sold short	11,478
Miscellaneous	11,716
Total expenses		$3,203,544
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(23,629)
Net expenses		$3,179,911
Net investment income		$2,414,333
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$40,235,779
Foreign currency	(37)
Net realized gain (loss) on investments and foreign currency		$40,235,742
Change in unrealized appreciation (depreciation)
Investments	$(25,329,140)
Securities sold short	23,883
Translation of assets and liabilities in foreign currencies	(31)
Net unrealized gain (loss) on investments and foreign currency translation		$(25,305,288)
Net realized and unrealized gain (loss) on investments and foreign currency		$14,930,454
Change in net assets from operations		$17,344,787

See Notes to Financial Statements

8

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$2,414,333	$4,312,097
Net realized gain (loss) on investments and foreign currency	40,235,742	51,675,015
Net unrealized gain (loss) on investments and foreign currency translation	(25,305,288)	15,785,872
Change in net assets from operations	$17,344,787	$71,772,984
Distributions declared to shareholders
From net investment income	$—	$(5,407,049)
From net realized gain on investments	—	(55,311,546)
Total distributions declared to shareholders	$—	$(60,718,595)
Change in net assets from fund share transactions	$(55,191,956)	$(58,652,020)
Total change in net assets	$(37,847,169)	$(47,597,631)
Net assets
At beginning of period	728,313,252	775,910,883
At end of period (including undistributed net investment income of $6,726,355 and $4,312,022, respectively)	$690,466,083	$728,313,252

See Notes to Financial Statements

9

MFS Research Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$29.11		$28.74	$21.84	$18.78	$19.04	$16.57
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.19	$0.20	$0.22	$0.15	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.59		2.68	6.84	3.01	(0.24)	2.47
Total from investment operations	$0.70		$2.87	$7.04	$3.23	$(0.09)	$2.62
Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.08)	$(0.17)	$(0.17)	$(0.15)
From net realized gain on investments	—		(2.25)	(0.06)	—	—	—
Total distributions declared to shareholders	$—		$(2.50)	$(0.14)	$(0.17)	$(0.17)	$(0.15)
Net asset value, end of period (x)	$29.81		$29.11	$28.74	$21.84	$18.78	$19.04
Total return (%) (k)(r)(s)(x)	2.40	(n)	10.20	32.35	17.22	(0.45)	15.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.80	0.81	0.88	0.88	0.89
Expenses after expense reductions (f)	0.80	(a)	0.80	0.81	0.88	0.88	0.89
Net investment income	0.77	(a)	0.67	0.80	1.06	0.79	0.86
Portfolio turnover	26	(n)	34	43	83	70	71
Net assets at end of period (000 omitted)	$443,616		$468,286	$496,857	$460,834	$160,892	$182,895
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.80	(a)	N/A	0.80	0.87	0.86	0.89

See Notes to Financial Statements

10

MFS Research Series

Financial Highlights – continued

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$28.84		$28.49	$21.70	$18.67	$18.93	$16.48
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.12	$0.14	$0.18	$0.10	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		2.65	6.78	2.97	(0.24)	2.47
Total from investment operations	$0.65		$2.77	$6.92	$3.15	$(0.14)	$2.57
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.07)	$(0.12)	$(0.12)	$(0.12)
From net realized gain on investments	—		(2.25)	(0.06)	—	—	—
Total distributions declared to shareholders	$—		$(2.42)	$(0.13)	$(0.12)	$(0.12)	$(0.12)
Net asset value, end of period (x)	$29.49		$28.84	$28.49	$21.70	$18.67	$18.93
Total return (%) (k)(r)(s)(x)	2.25	(n)	9.94	32.00	16.90	(0.69)	15.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.05	1.06	1.11	1.13	1.14
Expenses after expense reductions (f)	1.05	(a)	1.05	1.05	1.11	1.13	1.14
Net investment income	0.52	(a)	0.42	0.56	0.82	0.55	0.61
Portfolio turnover	26	(n)	34	43	83	70	71
Net assets at end of period (000 omitted)	$246,850		$260,028	$279,054	$266,040	$20,015	$19,825
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.05	(a)	N/A	1.05	1.11	1.11	1.14

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Tyco International Ltd., the Initial Class and Service Class total returns for the year ended December 31, 2010 would have each been lower by approximately 0.60%.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Research Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be

12

MFS Research Series

Notes to Financial Statements (unaudited) – continued

valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$684,641,808	$—	$—	$684,641,808
Mutual Funds	1,626,724	—	—	1,626,724
Total Investments	$686,268,532	$—	$—	$686,268,532
Short Sales	$(1,046,148)	$—	$—	$(1,046,148)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $982,851 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2015, this expense amounted to $11,478. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

13

MFS Research Series

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$33,841,423
Long-term capital gains	26,877,172
Total distributions	$60,718,595

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$525,772,318
Gross appreciation	167,267,155
Gross depreciation	(6,770,941)
Net unrealized appreciation (depreciation)	$160,496,214

As of 12/31/14
Undistributed ordinary income	10,615,708
Undistributed long-term capital gain	45,067,125
Other temporary differences	(71,559)
Net unrealized appreciation (depreciation)	185,825,353

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

14

MFS Research Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$3,892,093	$—	$35,317,366
Service Class	—	1,514,956	—	19,994,180
Total	$—	$5,407,049	$—	$55,311,546

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $23,629, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $22,431, which equated to 0.0063% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $719.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0171% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $928 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

15

MFS Research Series

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short sales and short-term obligations, aggregated $182,196,792 and $237,157,325, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	168,338	$4,991,919	543,408	$15,577,721
Service Class	188,973	5,520,937	422,906	12,106,891
	357,311	$10,512,856	966,314	$27,684,612
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,381,587	$39,209,459
Service Class	—	—	764,362	21,509,136
	—	$—	2,145,949	$60,718,595
Shares reacquired
Initial Class	(1,372,859)	$(41,092,320)	(3,124,409)	$(90,997,198)
Service Class	(836,110)	(24,612,492)	(1,964,146)	(56,058,029)
	(2,208,969)	$(65,704,812)	(5,088,555)	$(147,055,227)
Net change
Initial Class	(1,204,521)	$(36,100,401)	(1,199,414)	$(36,210,018)
Service Class	(647,137)	(19,091,555)	(776,878)	(22,442,002)
	(1,851,658)	$(55,191,956)	(1,976,292)	$(58,652,020)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 23%, 8%, and 6%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $1,225 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,802,369	60,120,284	(61,295,929)	1,626,724

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,070	$1,626,724

16

MFS Research Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2015

MFS® TOTAL RETURN SERIES

MFS® Variable Insurance Trust

VTR-SEM

MFS® TOTAL RETURN SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Total Return Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 1%, 6/30/19	2.8%
JPMorgan Chase & Co.	2.5%
U.S. Treasury Bonds, 4.5%, 8/15/39	2.0%
Fannie Mae, 4%, 30 Years	1.7%
Wells Fargo & Co.	1.7%
Philip Morris International, Inc.	1.4%
U.S. Treasury Notes, 3.125%, 5/15/19	1.3%
Johnson & Johnson	1.3%
CVS Health Corp.	1.2%
U.S. Treasury Notes, 0.75%, 6/30/17	1.1%

Composition including fixed income credit quality (a)(i)
AAA	2.8%
AA	1.2%
A	4.2%
BBB	6.9%
BB	0.2%
CCC	0.1%
C	0.1%
U.S. Government	11.5%
Federal Agencies	12.5%
Not Rated (o)	0.0%
Non-Fixed Income	58.8%
Cash & Other	1.7%

Equity sectors
Financial Services	14.0%
Health Care	8.2%
Industrial Goods & Services	5.5%
Consumer Staples	5.3%
Technology	4.5%
Leisure	3.9%
Energy	3.7%
Retailing	3.7%
Utilities & Communications	3.5%
Basic Materials	2.9%
Autos & Housing	1.8%
Special Products & Services	1.1%
Transportation	0.7%

Fixed income sectors (i)
Mortgage-Backed Securities	12.3%
U.S. Treasury Securities	11.5%
Investment Grade Corporates	10.6%
Commercial Mortgage-Backed Securities	1.9%
Emerging Markets Bonds	0.9%
Non-U.S. Government Bonds	0.7%
Municipal Bonds	0.5%
Collateralized Debt Obligations	0.4%
Asset-Backed Securities	0.3%
U.S. Government Agencies	0.2%
High Yield Corporates	0.2%
Residential Mortgage-Backed Securities (o)	0.0%

2

MFS Total Return Series

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

3

MFS Total Return Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.65%	$1,000.00	$1,011.52	$3.24
	Hypothetical (h)	0.65%	$1,000.00	$1,021.57	$3.26
Service Class	Actual	0.90%	$1,000.00	$1,010.44	$4.49
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

MFS Total Return Series

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 58.5%
Aerospace – 2.8%
General Dynamics Corp.	37,786	$5,353,596
Honeywell International, Inc.	223,495	22,789,785
Lockheed Martin Corp.	86,296	16,042,426
Northrop Grumman Corp.	92,789	14,719,119
United Technologies Corp.	196,738	21,824,146

		$80,729,072

Airlines – 0.1%
Copa Holdings S.A., “A”	17,651	$1,457,796

Alcoholic Beverages – 0.4%
Diageo PLC	400,820	$11,594,404

Automotive – 1.6%
Delphi Automotive PLC	119,479	$10,166,468
General Motors Co.	74,769	2,492,051
Hyundai Motor Co. Ltd.	29,061	3,543,230
Johnson Controls, Inc.	243,568	12,063,923
Kia Motors Corp.	143,017	5,808,122
LKQ Corp. (a)	113,618	3,436,376
Magna International, Inc.	154,118	8,649,857

		$46,160,027

Broadcasting – 1.5%
Omnicom Group, Inc.	126,927	$8,820,157
Time Warner, Inc.	158,720	13,873,715
Twenty-First Century Fox, Inc.	122,367	3,982,434
Viacom, Inc., “B”	51,178	3,308,146
Walt Disney Co.	122,410	13,971,877

		$43,956,329

Brokerage & Asset Managers – 0.9%
BlackRock, Inc.	28,109	$9,725,152
Franklin Resources, Inc.	219,413	10,757,819
NASDAQ OMX Group, Inc.	87,754	4,283,273

		$24,766,244

Business Services – 1.1%
Accenture PLC, “A”	234,055	$22,651,843
Equifax, Inc.	14,430	1,401,009
Fidelity National Information Services, Inc.	55,536	3,432,125
Fiserv, Inc. (a)	55,245	4,575,943

		$32,060,920

Cable TV – 1.4%
Comcast Corp., “Special A”	468,906	$28,106,226
Time Warner Cable, Inc.	65,268	11,628,800

		$39,735,026

Chemicals – 2.2%
3M Co.	123,031	$18,983,683
Celanese Corp.	56,182	4,038,362
E.I. du Pont de Nemours & Co.	64,324	4,113,520
LyondellBasell Industries N.V., “A”	149,418	15,467,751
Monsanto Co.	4,547	484,955

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – continued
PPG Industries, Inc.	176,645	$20,264,714

		$63,352,985

Computer Software – 1.0%
Aspen Technology, Inc. (a)	59,182	$2,695,740
CA, Inc.	109,340	3,202,569
Microsoft Corp.	190,818	8,424,615
Oracle Corp.	253,077	10,199,003
Symantec Corp.	174,334	4,053,266

		$28,575,193

Computer Software – Systems – 1.5%
Apple, Inc.	59,127	$7,416,004
EMC Corp.	99,673	2,630,370
Hewlett-Packard Co.	112,867	3,387,139
International Business Machines Corp.	92,034	14,970,250
Sabre Corp.	162,142	3,858,980
Seagate Technology PLC	66,614	3,164,165
Western Digital Corp.	89,147	6,990,908

		$42,417,816

Construction – 0.2%
Stanley Black & Decker, Inc.	51,939	$5,466,060

Consumer Products – 0.4%
Newell Rubbermaid, Inc.	29,788	$1,224,585
Procter & Gamble Co.	97,394	7,620,107
Reckitt Benckiser Group PLC	36,419	3,140,417

		$11,985,109

Containers – 0.1%
Crown Holdings, Inc. (a)	55,108	$2,915,764

Electrical Equipment – 1.6%
Danaher Corp.	306,798	$26,258,841
Pentair PLC	86,324	5,934,775
Siemens AG	44,515	4,483,847
Tyco International PLC	252,580	9,719,278

		$46,396,741

Electronics – 1.4%
Broadcom Corp., “A”	179,889	$9,262,485
Intel Corp.	104,682	3,183,903
Microchip Technology, Inc.	271,313	12,867,019
NVIDIA Corp.	27,803	559,118
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	183,122	4,158,701
Texas Instruments, Inc.	201,172	10,362,370

		$40,393,596

Energy – Independent – 1.7%
Anadarko Petroleum Corp.	78,718	$6,144,727
Canadian Natural Resources Ltd.	69,147	1,878,033
EOG Resources, Inc.	72,370	6,335,994
EQT Corp.	43,113	3,506,811

5

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
Marathon Petroleum Corp.	87,058	$4,554,004
Noble Energy, Inc.	118,137	5,042,087
Occidental Petroleum Corp.	113,324	8,813,207
Valero Energy Corp.	206,851	12,948,873

		$49,223,736

Energy – Integrated – 1.7%
Chevron Corp.	180,508	$17,413,607
Exxon Mobil Corp.	298,972	24,874,470
Royal Dutch Shell PLC, “A”	236,780	6,646,504

		$48,934,581

Food & Beverages – 2.0%
Archer Daniels Midland Co.	23,975	$1,156,075
Coca-Cola Co.	78,923	3,096,149
Danone S.A.	103,826	6,712,364
General Mills, Inc.	316,193	17,618,274
Ingredion, Inc.	30,574	2,440,111
Kellogg Co.	89,858	5,634,097
McCormick & Co., Inc.	44,789	3,625,670
Mondelez International, Inc.	86,985	3,578,563
Nestle S.A.	195,542	14,117,423

		$57,978,726

Food & Drug Stores – 1.3%
CVS Health Corp.	323,060	$33,882,533
Kroger Co.	48,716	3,532,397

		$37,414,930

Gaming & Lodging – 0.1%
Hilton Worldwide Holdings, Inc. (a)	85,361	$2,351,696

General Merchandise – 1.6%
Kohl’s Corp.	275,343	$17,239,225
Target Corp.	352,789	28,798,166

		$46,037,391

Health Maintenance Organizations – 0.3%
Cigna Corp.	36,358	$5,889,996
Health Net, Inc. (a)	54,166	3,473,124

		$9,363,120

Insurance – 3.9%
ACE Ltd.	144,942	$14,737,703
American International Group, Inc.	41,863	2,587,971
Aon PLC	117,489	11,711,304
Chubb Corp.	41,801	3,976,947
Delta Lloyd N.V.	235,965	3,873,639
MetLife, Inc.	538,091	30,127,715
Prudential Financial, Inc.	133,583	11,691,184
Suncorp-Metway Ltd.	381,152	3,949,466
Travelers Cos., Inc.	148,206	14,325,592
Validus Holdings Ltd.	173,523	7,633,277
Zurich Insurance Group AG	21,474	6,536,714

		$111,151,512

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 0.1%
Google, Inc., “A” (a)	6,773	$3,657,691

Leisure & Toys – 0.4%
Electronic Arts, Inc. (a)	81,381	$5,411,837
Hasbro, Inc.	88,512	6,619,812

		$12,031,649

Machinery & Tools – 1.1%
Allison Transmission Holdings, Inc.	241,237	$7,058,595
Caterpillar, Inc.	21,229	1,800,644
Cummins, Inc.	18,393	2,412,978
Deere & Co.	18,771	1,821,726
Eaton Corp. PLC	127,096	8,577,709
Illinois Tool Works, Inc.	101,272	9,295,757

		$30,967,409

Major Banks – 7.1%
Bank of America Corp.	426,509	$7,259,183
Bank of New York Mellon Corp.	383,068	16,077,364
BOC Hong Kong Holdings Ltd.	539,000	2,245,964
Goldman Sachs Group, Inc.	102,518	21,404,733
HSBC Holdings PLC	460,296	4,123,191
JPMorgan Chase & Co.	1,071,706	72,618,799
Morgan Stanley	137,538	5,335,099
PNC Financial Services Group, Inc.	83,156	7,953,871
State Street Corp.	154,980	11,933,460
Sumitomo Mitsui Financial Group, Inc.	144,300	6,436,522
Wells Fargo & Co.	864,528	48,621,055

		$204,009,241

Medical & Health Technology & Services – 0.5%
Express Scripts Holding Co. (a)	119,746	$10,650,209
McKesson Corp.	15,020	3,376,646

		$14,026,855

Medical Equipment – 2.2%
Abbott Laboratories	330,038	$16,198,265
Medtronic PLC	238,227	17,652,621
St. Jude Medical, Inc.	140,552	10,270,135
Thermo Fisher Scientific, Inc.	123,862	16,072,333
Zimmer Biomet Holdings, Inc.	31,190	3,406,884

		$63,600,238

Metals & Mining – 0.2%
Rio Tinto Ltd.	109,576	$4,500,557

Natural Gas – Distribution – 0.2%
Engie	233,107	$4,324,391

Natural Gas – Pipeline – 0.3%
Williams Cos., Inc.	97,307	$5,584,449
Williams Partners LP	72,639	3,517,907

		$9,102,356

Network & Telecom – 0.5%
Cisco Systems, Inc.	555,518	$15,254,524

6

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 0.3%
Baker Hughes, Inc.	8,357	$515,627
Noble Corp. PLC	143,567	2,209,496
Schlumberger Ltd.	69,790	6,015,200

		$8,740,323

Other Banks & Diversified Financials – 1.7%
American Express Co.	128,030	$9,950,492
BB&T Corp.	120,323	4,850,220
Citigroup, Inc.	93,452	5,162,288
Discover Financial Services	113,066	6,514,863
SunTrust Banks, Inc.	61,060	2,626,801
U.S. Bancorp	244,980	10,632,132
Visa, Inc., “A”	126,069	8,465,533

		$48,202,329

Pharmaceuticals – 5.0%
Allergan PLC (a)	19,730	$5,987,266
Bayer AG	25,236	3,532,267
Bristol-Myers Squibb Co.	297,599	19,802,237
Eli Lilly & Co.	243,232	20,307,440
Indivior PLC (a)	36,419	128,638
Johnson & Johnson	370,876	36,145,575
Merck & Co., Inc.	524,814	29,877,661
Novartis AG	19,319	1,904,108
Pfizer, Inc.	666,098	22,334,266
Roche Holding AG	5,544	1,553,589
Valeant Pharmaceuticals International, Inc. (a)	13,717	3,047,232

		$144,620,279

Printing & Publishing – 0.1%
McGraw-Hill Cos., Inc.	16,607	$1,668,173
Time, Inc.	6,201	142,685

		$1,810,858

Railroad & Shipping – 0.3%
Canadian National Railway Co.	49,779	$2,874,737
Union Pacific Corp.	59,323	5,657,635

		$8,532,372

Real Estate – 0.5%
Home Properties, Inc., REIT	58,797	$4,295,121
Iron Mountain, Inc., REIT	82,239	2,549,409
Medical Properties Trust, Inc., REIT	322,617	4,229,509
Starwood Property Trust, Inc., REIT	118,101	2,547,439

		$13,621,478

Restaurants – 0.4%
McDonald’s Corp.	67,281	$6,396,405
YUM! Brands, Inc.	63,108	5,684,769

		$12,081,174

Specialty Chemicals – 0.4%
Axalta Coating Systems Ltd. (a)	150,594	$4,981,650
Marine Harvest	482,384	5,531,101
Praxair, Inc.	19,988	2,389,565

		$12,902,316

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.7%
Advance Auto Parts, Inc.	11,563	$1,841,870
American Eagle Outfitters, Inc.	663,813	11,430,860
Bed Bath & Beyond, Inc. (a)	20,085	1,385,463
Best Buy Co., Inc.	152,088	4,959,590
Staples, Inc.	113,157	1,732,434

		$21,350,217

Telecommunications – Wireless – 0.1%
Vodafone Group PLC	915,583	$3,306,644

Telephone Services – 1.5%
AT&T, Inc.	125,921	$4,472,714
Frontier Communications Corp.	1,274,332	6,307,943
TDC A.S.	443,598	3,252,791
Telefonica Brasil S.A., ADR	302,042	4,207,445
Verizon Communications, Inc.	555,005	25,868,783

		$44,109,676

Tobacco – 2.5%
Altria Group, Inc.	277,502	$13,572,623
Imperial Tobacco Group PLC	25,892	1,247,742
Japan Tobacco, Inc.	244,900	8,725,632
Philip Morris International, Inc.	506,845	40,633,764
Reynolds American, Inc.	98,818	7,377,760

		$71,557,521

Trucking – 0.4%
United Parcel Service, Inc., “B”	116,492	$11,289,240

Utilities – Electric Power – 1.2%
American Electric Power Co., Inc.	147,887	$7,833,574
Duke Energy Corp.	88,768	6,268,796
Edison International	30,592	1,700,303
NRG Energy, Inc.	110,396	2,525,860
PG&E Corp.	79,427	3,899,866
PPL Corp.	314,107	9,256,733
Public Service Enterprise Group, Inc.	77,490	3,043,807

		$34,528,939

Total Common Stocks (Identified Cost, $1,264,431,996)		$1,682,547,051

BONDS – 39.2%
Agency – Other – 0.1%
Financing Corp., 9.65%, 11/02/18	$1,275,000	$1,622,226

Asset-Backed & Securitized – 2.5%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 12/28/40 (z)	$2,850,605	$1,766,508
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	73,261	3,347
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.578%, 1/30/25 (z)	2,547,000	2,534,023
Citigroup Commercial Mortgage Trust, FRN, 5.899%, 12/10/49	3,050,000	3,262,448
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	4,261,918	4,440,671
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/48	3,980,975	4,081,419

7

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 9/15/40	$5,852,223	$6,209,765
Csail Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/57	2,316,427	2,355,271
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.375%, 7/15/25 (z)	3,273,000	3,235,403
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (n)	1,735,000	1,756,460
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/26 (n)	1,465,000	1,481,210
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 10/25/36	1,084,926	1,061,688
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	5,978,000	6,242,879
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/50	4,243,101	4,236,613
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.427%, 4/25/25 (z)	2,971,000	2,938,881
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48	4,880,000	4,931,738
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45	1,097,863	1,126,802
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.136%, 2/15/51	420,918	421,546
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49	777,548	823,273
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 9/12/37	2,548,000	2,546,272
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 4/15/43	3,612,761	3,665,020
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.028%, 6/12/50	164,607	165,424
Morgan Stanley Capital I, Inc., FRN, 1.124%, 11/15/30 (i)(n)	4,027,894	80,796
Race Point CLO Ltd., “A1A”, FRN, 0.478%, 8/01/21 (n)	1,356,474	1,355,649
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	2,302,959	1,885,140
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.149%, 2/15/51	760,711	799,554
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 6/15/49	4,011,472	4,241,562
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48	4,315,766	4,381,711

		$72,031,073

Automotive – 0.2%
Toyota Motor Credit Corp., 3.4%, 9/15/21	$3,170,000	$3,314,840
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	3,032,000	3,085,199

		$6,400,039

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – 0.2%
21st Century Fox America, Inc., 8.5%, 2/23/25	$2,839,000	$3,782,789
Discovery Communications, Inc., 4.875%, 4/01/43	2,180,000	1,977,506
Grupo Televisa S.A.B., 5%, 5/13/45	1,122,000	1,070,388

		$6,830,683

Cable TV – 0.2%
Comcast Corp., 2.85%, 1/15/23	$3,520,000	$3,420,585
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	2,855,000	3,504,284

		$6,924,869

Computer Software – Systems – 0.0%
Apple, Inc., 3.85%, 5/04/43	$1,303,000	$1,185,965

Conglomerates – 0.1%
ABB Finance (USA), Inc., 2.875%, 5/08/22	$1,096,000	$1,078,279
General Electric Co., 2.7%, 10/09/22	2,780,000	2,717,631

		$3,795,910

Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	$3,463,000	$3,538,390

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)	$1,936,000	$1,944,727

Emerging Market Quasi-Sovereign – 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	$3,630,000	$3,682,915
Petroleos Mexicanos, 3.125%, 1/23/19	1,277,000	1,289,132
Petroleos Mexicanos, 8%, 5/03/19	2,671,000	3,129,344
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	1,158,883	1,196,663
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19 (z)	2,591,000	2,617,167

		$11,915,221

Emerging Market Sovereign – 0.1%
Republic of Peru, 7.35%, 7/21/25	$287,000	$374,535
United Mexican States, 4.75%, 3/08/44	2,089,000	1,984,550

		$2,359,085

Energy – Independent – 0.2%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,638,000	$1,797,548
Apache Corp., 3.25%, 4/15/22	1,493,000	1,468,265
Apache Corp., 4.75%, 4/15/43	1,141,000	1,055,908

		$4,321,721

Energy – Integrated – 0.7%
BP Capital Markets PLC, 4.5%, 10/01/20	$1,054,000	$1,152,939
BP Capital Markets PLC, 4.742%, 3/11/21	3,027,000	3,340,183
Chevron Corp., 0.443%, 11/15/17	5,248,000	5,240,249

8

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – continued
Petro-Canada, 6.05%, 5/15/18	$1,942,000	$2,156,762
Total Capital International S.A., 1.55%, 6/28/17	3,169,000	3,198,392
Total Capital International S.A., 3.75%, 4/10/24	3,360,000	3,476,310

		$18,564,835

Financial Institutions – 0.3%
General Electric Capital Corp., 2.3%, 1/14/19	$2,330,000	$2,362,284
General Electric Capital Corp., 3.1%, 1/09/23	1,689,000	1,684,345
General Electric Capital Corp., FRN, 0.893%, 1/09/20	3,877,000	3,899,328

		$7,945,957

Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/39	$3,600,000	$5,282,305
Diageo Capital PLC, 2.625%, 4/29/23	1,270,000	1,210,377
J.M. Smucker Co., 3.5%, 3/15/25 (z)	1,794,000	1,757,564
Kraft Foods Group, Inc., 3.5%, 6/06/22	1,463,000	1,466,587
Kraft Foods Group, Inc., 5%, 6/04/42	1,740,000	1,733,948
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	756,000	766,740

		$12,217,521

Food & Drug Stores – 0.1%
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21	$2,550,000	$2,532,308
Walgreens Boots Alliance, Inc., 4.5%, 11/18/34	1,318,000	1,239,362

		$3,771,670

Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/22	$5,088,000	$5,581,114
American International Group, Inc., 4.125%, 2/15/24	2,620,000	2,718,706

		$8,299,820

Insurance – Health – 0.1%
WellPoint, Inc., 3.3%, 1/15/23	$2,122,000	$2,039,446

Insurance – Property & Casualty – 0.4%
ACE Ltd., 2.7%, 3/13/23	$3,560,000	$3,460,459
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	1,699,000	1,747,260
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	3,270,000	3,614,596
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	1,514,000	1,574,560

		$10,396,875

International Market Quasi-Sovereign – 0.5%
KFW International Finance, Inc., 4.875%, 6/17/19	$4,560,000	$5,147,374
Statoil A.S.A., 3.7%, 3/01/24	2,818,000	2,912,578

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – continued
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)	$6,400,000	$6,211,187

		$14,271,139

International Market Sovereign – 0.1%
Republic of Iceland, 4.875%, 6/16/16 (n)	$3,440,000	$3,559,984

Internet – 0.1%
Baidu, Inc., 3.5%, 11/28/22	$3,950,000	$3,901,344

Local Authorities – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	$3,685,000	$5,117,396

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)	$2,786,000	$2,991,565

Major Banks – 1.8%
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)	$1,800,000	$1,812,442
Bank of America Corp., 5.49%, 3/15/19	2,989,000	3,273,418
Bank of America Corp., 4.1%, 7/24/23	3,870,000	3,981,893
Bank of America Corp., 4.125%, 1/22/24	5,102,000	5,228,882
Bank of America Corp., 3.95%, 4/21/25	1,147,000	1,104,779
BNP Paribas, 7.195% to 6/25/37, FRN to 6/29/49 (n)	1,842,000	2,173,560
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	3,520,000	3,849,511
Goldman Sachs Group, Inc., 5.625%, 1/15/17	4,227,000	4,476,042
ING Bank N.V., 5.8%, 9/25/23 (n)	3,438,000	3,753,966
JPMorgan Chase & Co., 6.3%, 4/23/19	3,410,000	3,906,574
JPMorgan Chase & Co., 3.25%, 9/23/22	1,120,000	1,112,735
Morgan Stanley, 3.875%, 4/29/24	3,188,000	3,221,968
Morgan Stanley, 6.625%, 4/01/18	4,287,000	4,810,254
PNC Funding Corp., 5.625%, 2/01/17	3,348,000	3,557,987
Royal Bank of Scotland PLC, 2.55%, 9/18/15	875,000	877,447
Wells Fargo & Co., 3%, 2/19/25	4,027,000	3,856,815
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	1,743,000	1,747,358

		$52,745,631

Medical & Health Technology & Services – 0.4%
Becton, Dickinson and Co., 6.375%, 8/01/19	$3,950,000	$4,551,162
Becton, Dickinson and Co., 2.675%, 12/15/19	1,842,000	1,843,393
Express Scripts Holding Co., 2.65%, 2/15/17	3,087,000	3,142,294
Laboratory Corp. of America Holdings, 3.2%, 2/01/22	2,640,000	2,602,760

		$12,139,609

Medical Equipment – 0.2%
Medtronic, Inc., 4.375%, 3/15/35 (n)	$3,083,000	$3,059,338
Zimmer Holdings, Inc., 3.55%, 4/01/25	3,762,000	3,634,795

		$6,694,133

9

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	$3,570,000	$3,243,084

Midstream – 0.6%
APT Pipelines Ltd., 4.2%, 3/23/25 (n)	$3,780,000	$3,696,734
Energy Transfer Partners LP, 3.6%, 2/01/23	1,975,000	1,870,325
Energy Transfer Partners LP, 4.9%, 2/01/24	1,270,000	1,291,589
Enterprise Products Operating LP, 6.5%, 1/31/19	2,995,000	3,414,608
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	1,369,000	1,328,430
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	1,023,000	1,130,379
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	1,661,000	1,904,797
Spectra Energy Capital LLC, 8%, 10/01/19	2,734,000	3,239,500

		$17,876,362

Mortgage-Backed – 12.3%
Fannie Mae, 3.5%, 7/01/43	$2,297,368	$2,372,987
Fannie Mae, 4.78%, 8/01/15	415,239	415,566
Fannie Mae, 4.856%, 8/01/15	273,833	274,045
Fannie Mae, 5.036%, 8/01/15	29,734	29,664
Fannie Mae, 5.665%, 2/01/16	656,824	659,703
Fannie Mae, 5.5%, 7/01/16 - 4/01/40	25,538,670	28,744,458
Fannie Mae, 5.733%, 7/01/16	858,064	881,094
Fannie Mae, 5.09%, 12/01/16	483,210	507,486
Fannie Mae, 5.27%, 12/01/16	1,567,130	1,640,877
Fannie Mae, 5.05%, 1/01/17	459,698	479,155
Fannie Mae, 5.6%, 1/01/17	225	224
Fannie Mae, 6%, 1/01/17 - 7/01/37	13,375,132	15,197,717
Fannie Mae, 3.8%, 2/01/18	314,900	333,419
Fannie Mae, 3.91%, 2/01/18	459,830	485,914
Fannie Mae, 5%, 2/01/18 - 3/01/41	11,394,868	12,546,616
Fannie Mae, 4.5%, 4/01/18 - 4/01/44	19,279,139	20,897,331
Fannie Mae, 2.578%, 9/25/18	2,388,000	2,463,337
Fannie Mae, 4.6%, 9/01/19	484,382	531,696
Fannie Mae, 2.59%, 5/01/23	485,690	487,909
Fannie Mae, 3%, 3/01/27 - 4/01/30	3,294,017	3,419,333
Fannie Mae, 2.5%, 2/01/28 - 5/01/30	3,129,111	3,182,701
Fannie Mae, 6.5%, 6/01/31 - 7/01/37	3,870,689	4,495,452
Fannie Mae, 4%, 2/01/41 - 2/01/45	44,784,173	47,480,972
Fannie Mae, 3.5%, 11/01/41 - 6/01/43	6,285,344	6,498,146
Fannie Mae, 3.5%, 4/01/43 - 9/01/43	11,522,942	11,899,949
Fannie Mae, TBA, 3%, 7/01/30	8,695,648	9,008,759
Fannie Mae, TBA, 3.5%, 7/01/45	4,978,000	5,130,062
Fannie Mae, TBA, 4.5%, 7/01/45	3,183,000	3,441,122
Fannie Mae, TBA, 4%, 9/01/45	1,763,000	1,858,842
Freddie Mac, 4%, 9/01/44	8,652,577	9,156,730
Freddie Mac, 6%, 4/01/16 - 6/01/37	5,973,758	6,744,038
Freddie Mac, 3.882%, 11/25/17	1,246,615	1,316,384
Freddie Mac, 5%, 12/01/17 - 7/01/39	6,604,285	7,255,225
Freddie Mac, 3.154%, 2/25/18	412,567	431,295

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 4.5%, 5/01/18 - 10/01/39	$5,104,553	$5,457,496
Freddie Mac, 2.412%, 8/25/18	1,820,000	1,872,516
Freddie Mac, 5.5%, 1/01/19 - 2/01/37	5,518,788	6,166,440
Freddie Mac, 5.085%, 3/25/19	4,316,000	4,820,916
Freddie Mac, 2.456%, 8/25/19	500,000	515,084
Freddie Mac, 1.869%, 11/25/19	1,266,000	1,269,701
Freddie Mac, 2.791%, 1/25/22	1,485,000	1,520,800
Freddie Mac, 2.51%, 11/25/22	1,272,000	1,267,425
Freddie Mac, 3.111%, 2/25/23	2,136,000	2,208,079
Freddie Mac, 3.32%, 2/25/23	618,000	647,462
Freddie Mac, 3.25%, 4/25/23	2,474,000	2,576,171
Freddie Mac, 3.458%, 8/25/23	2,553,000	2,684,722
Freddie Mac, 3.171%, 10/25/24	1,304,000	1,330,988
Freddie Mac, 2.67%, 12/25/24	1,561,000	1,532,663
Freddie Mac, 6.5%, 5/01/34 - 2/01/38	2,359,473	2,721,572
Freddie Mac, 4%, 11/01/40 - 11/01/43	14,404,889	15,271,315
Freddie Mac, 3.5%, 2/01/42 - 8/01/43	17,061,492	17,592,604
Freddie Mac, 3%, 3/01/43 - 5/01/43	12,242,815	12,207,651
Freddie Mac, TBA, 3%, 8/01/30	8,152,000	8,420,568
Ginnie Mae, 4%, 2/20/42	180,744	192,648
Ginnie Mae, 3%, 2/15/43 - 6/20/43	5,384,326	5,469,579
Ginnie Mae, 6%, 9/15/32 - 1/15/38	4,267,783	4,941,016
Ginnie Mae, 5.5%, 5/15/33 - 10/15/35	2,821,404	3,250,865
Ginnie Mae, 4.5%, 7/20/33 - 1/20/41	7,798,764	8,544,385
Ginnie Mae, 5%, 7/20/33 - 12/15/34	949,435	1,060,303
Ginnie Mae, 4%, 1/20/41 - 1/20/45	8,914,197	9,543,331
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	11,577,897	12,053,443
Ginnie Mae, 3%, 7/20/43	772,463	784,759
Ginnie Mae, TBA, 3.5%, 8/01/45	5,705,000	5,905,567

		$352,098,277

Municipals – 0.5%
Forsyth County, NC, 5%, 12/01/25	$3,235,000	$4,001,760
State of Maryland, “C”, 5%, 8/01/24	2,505,000	3,076,841
State of Texas, Transportation Commission Rev., “A”, 5%, 10/01/24	2,505,000	3,047,082
University of California Limited Project Rev., “I”, 5%, 5/15/25	5,000	6,111
University of Texas, Financing System Rev., “B”, 5%, 8/15/25	2,505,000	3,089,892

		$13,221,686

Network & Telecom – 0.6%
AT&T, Inc., 3%, 6/30/22	$2,565,000	$2,476,672
AT&T, Inc., 3.4%, 5/15/25	2,565,000	2,446,261
Verizon Communications, Inc., 6.4%, 9/15/33	4,093,000	4,690,332
Verizon Communications, Inc., 6.55%, 9/15/43	5,160,000	6,035,931

		$15,649,196

Other Banks & Diversified Financials – 0.8%
Banco de Credito del Peru, 5.375%, 9/16/20	$2,967,000	$3,211,778
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	2,890,000	3,182,613

10

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Capital One Financial Corp., 6.15%, 9/01/16	$4,542,000	$4,794,017
Citigroup, Inc., 2.5%, 9/26/18	2,450,000	2,477,592
Discover Bank, 4.2%, 8/08/23	1,540,000	1,558,779
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	3,106,000	4,113,524
Swedbank AB, 2.125%, 9/29/17 (n)	821,000	830,495
U.S. Bancorp, 3.7%, 1/30/24	2,301,000	2,382,142

		$22,550,940

Pharmaceuticals – 0.4%
AbbVie, Inc., 1.2%, 11/06/15	$2,310,000	$2,312,109
AbbVie, Inc., 3.6%, 5/14/25	1,783,000	1,762,308
Actavis Funding SCS, 3.8%, 3/15/25	1,429,000	1,403,738
Actavis Funding SCS, 4.85%, 6/15/44	1,653,000	1,594,804
Gilead Sciences, Inc., 3.7%, 4/01/24	915,000	934,980
Gilead Sciences, Inc., 3.5%, 2/01/25	2,039,000	2,041,971
Roche Holdings, Inc., 6%, 3/01/19 (n)	701,000	797,709
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/21	1,416,000	1,443,176

		$12,290,795

Real Estate – Apartment – 0.1%
ERP Operating LP, REIT, 4.625%, 12/15/21	$3,238,000	$3,532,260

Real Estate – Healthcare – 0.1%
HCP, Inc., REIT, 5.375%, 2/01/21	$2,622,000	$2,892,680

Retailers – 0.4%
Gap, Inc., 5.95%, 4/12/21	$2,180,000	$2,461,852
Home Depot, Inc., 3.75%, 2/15/24	1,900,000	1,977,324
Home Depot, Inc., 5.95%, 4/01/41	989,000	1,203,904
Wal-Mart Stores, Inc., 5.25%, 9/01/35	5,931,000	6,733,957

		$12,377,037

Supranational – 0.1%
Asian Development Bank, 1.125%, 3/15/17	$2,069,000	$2,083,560

Telecommunications – Wireless – 0.5%
American Tower Trust I, REIT, 3.07%, 3/15/23 (n)	$3,560,000	$3,484,791
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	2,493,000	2,838,565
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	1,270,000	1,378,398
Rogers Communications, Inc., 6.8%, 8/15/18	5,026,000	5,738,626

		$13,440,380

Tobacco – 0.3%
Altria Group, Inc., 2.85%, 8/09/22	$3,640,000	$3,498,808
B.A.T. International Finance PLC, 3.25%, 6/07/22 (n)	3,636,000	3,606,661
Reynolds American, Inc., 4.45%, 6/12/25	2,562,000	2,610,219

		$9,715,688

Issuer	Shares/Par	Value ($)

BONDS – continued
Transportation – Services – 0.1%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$2,696,000	$3,295,456

U.S. Government Agencies and Equivalents – 0.2%
Aid-Egypt, 4.45%, 9/15/15	$152,000	$153,257
Small Business Administration, 4.35%, 7/01/23	7,835	8,255
Small Business Administration, 4.77%, 4/01/24	408,011	434,848
Small Business Administration, 5.18%, 5/01/24	724,709	781,718
Small Business Administration, 5.52%, 6/01/24	37,481	41,041
Small Business Administration, 4.99%, 9/01/24	692,032	746,591
Small Business Administration, 4.95%, 3/01/25	23,210	25,062
Small Business Administration, 5.11%, 8/01/25	2,725,929	2,956,265

		$5,147,037

U.S. Treasury Obligations – 11.5%
U.S. Treasury Bonds, 8.5%, 2/15/20	$5,808,000	$7,615,740
U.S. Treasury Bonds, 8%, 11/15/21	723,000	986,895
U.S. Treasury Bonds, 6%, 2/15/26	777,000	1,043,669
U.S. Treasury Bonds, 6.75%, 8/15/26	2,569,000	3,664,838
U.S. Treasury Bonds, 5.375%, 2/15/31	574,000	771,626
U.S. Treasury Bonds, 4.5%, 2/15/36	1,203,000	1,512,585
U.S. Treasury Bonds, 5%, 5/15/37	1,609,000	2,156,186
U.S. Treasury Bonds, 4.5%, 8/15/39	45,252,600	56,640,010
U.S. Treasury Bonds, 2.875%, 5/15/43	17,966,500	17,121,518
U.S. Treasury Notes, 5.125%, 5/15/16	488,000	508,473
U.S. Treasury Notes, 0.875%, 12/31/16	16,562,000	16,659,037
U.S. Treasury Notes, 0.75%, 6/30/17	31,760,000	31,822,027
U.S. Treasury Notes, 4.75%, 8/15/17	1,507,000	1,636,154
U.S. Treasury Notes, 3.75%, 11/15/18	17,568,000	19,081,870
U.S. Treasury Notes, 2.75%, 2/15/19	6,407,000	6,747,372
U.S. Treasury Notes, 3.125%, 5/15/19	33,754,000	36,019,197
U.S. Treasury Notes, 1%, 6/30/19	81,080,000	79,920,799
U.S. Treasury Notes, 3.5%, 5/15/20	25,260,000	27,472,220
U.S. Treasury Notes, 3.125%, 5/15/21	17,180,000	18,375,883

		$329,756,099

Utilities – Electric Power – 0.7%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	$1,930,000	$1,975,251
MidAmerican Funding LLC, 6.927%, 3/01/29	903,000	1,172,226
Oncor Electric Delivery Co., 7%, 9/01/22	2,810,000	3,457,095
Pacific Gas & Electric Co., 4.6%, 6/15/43	2,940,000	2,961,262
PPL Capital Funding, Inc., 5%, 3/15/44	870,000	914,209
PPL Corp., 3.4%, 6/01/23	2,940,000	2,929,545
Progress Energy, Inc., 3.15%, 4/01/22	3,893,000	3,891,665
PSEG Power LLC, 5.32%, 9/15/16	2,617,000	2,740,279

11

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Waterford 3 Funding Corp., 8.09%, 1/02/17	$912,343	$912,285

		$20,953,817

Total Bonds (Identified Cost, $1,094,459,832)		$1,127,651,188

PREFERRED STOCKS – 0.1%
Telephone Services – 0.1%
Telecom Italia S.p.A. (Identified Cost, $1,677,675)	2,459,003	$2,509,769

CONVERTIBLE PREFERRED STOCKS – 0.2%
Aerospace – 0.0%
United Technologies Corp., 7.5%	16,840	$964,932

Pharmaceuticals – 0.1%
Allergan PLC, 5.5%	2,491	$2,597,067

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – continued
Telephone Services – 0.1%
Frontier Communications Corp., 11.125% (a)	16,591	$1,657,441

Total Convertible Preferred Stocks (Identified Cost, $5,029,100)		$5,219,440

MONEY MARKET FUNDS – 2.8%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	78,865,305	$78,865,305

Total Investments (Identified Cost, $2,444,463,908)		$2,896,792,753

OTHER ASSETS, LESS LIABILITIES – (0.8)%		(21,768,864)

NET ASSETS – 100.0%		$2,875,023,889

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $76,847,068, representing 2.7% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 12/28/40	3/01/06	$2,850,605	$1,766,508
BlackRock Capital Finance LP, 7.75%, 9/25/26	8/16/13	71,632	3,347
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.578%, 1/30/25	9/26/14	2,532,195	2,534,023
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.375%, 7/15/25	9/26/14	3,228,100	3,235,403
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.427%, 4/25/25	9/26/14	2,937,782	2,938,881
J.M. Smucker Co., 3.5%, 3/15/25	3/12/15	1,793,562	1,757,564
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19	4/28/14	2,572,281	2,617,167
Total Restricted Securities			$14,852,893
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

See Notes to Financial Statements

12

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,365,598,603)	$2,817,927,448
Underlying affiliated funds, at cost and value	78,865,305
Total investments, at value (identified cost, $2,444,463,908)	$2,896,792,753
Cash	80,353
Foreign currency, at value (identified cost, $22,660)	22,649
Receivables for
Investments sold	6,444,174
TBA sale commitments	9,266,939
Fund shares sold	443,335
Interest and dividends	10,875,593
Receivable from investment adviser	26,367
Other assets	7,364
Total assets		$2,923,959,527
Liabilities
Payables for
Investments purchased	$1,885,666
TBA purchase commitments	43,404,387
Fund shares reacquired	3,298,679
Payable to affiliates
Shareholder servicing costs	1,449
Distribution and/or service fees	18,079
Payable for independent Trustees’ compensation	22
Accrued expenses and other liabilities	327,356
Total liabilities		$48,935,638
Net assets		$2,875,023,889
Net assets consist of
Paid-in capital	$2,167,640,030
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	452,322,752
Accumulated net realized gain (loss) on investments and foreign currency	154,133,073
Undistributed net investment income	100,928,034
Net assets		$2,875,023,889
Shares of beneficial interest outstanding		117,780,087

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,561,737,676	63,510,472	$24.59
Service Class	1,313,286,213	54,269,615	24.20

See Notes to Financial Statements

13

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$23,664,105
Interest	18,487,595
Dividends from underlying affiliated funds	45,627
Foreign taxes withheld	(326,587)
Total investment income		$41,870,740
Expenses
Management fee	$11,115,829
Distribution and/or service fees	1,689,792
Shareholder servicing costs	49,505
Administrative services fee	239,115
Independent Trustees’ compensation	22,560
Custodian fee	96,954
Shareholder communications	109,077
Audit and tax fees	35,712
Legal fees	13,452
Miscellaneous	34,233
Total expenses		$13,406,229
Fees paid indirectly	(92)
Reduction of expenses by investment adviser	(2,070,472)
Net expenses		$11,335,665
Net investment income		$30,535,075
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$66,154,698
Foreign currency	(112,215)
Net realized gain (loss) on investments and foreign currency		$66,042,483
Change in unrealized appreciation (depreciation)
Investments	$(62,130,451)
Translation of assets and liabilities in foreign currencies	26,393
Net unrealized gain (loss) on investments and foreign currency translation		$(62,104,058)
Net realized and unrealized gain (loss) on investments and foreign currency		$3,938,425
Change in net assets from operations		$34,473,500

See Notes to Financial Statements

14

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$30,535,075	$66,079,926
Net realized gain (loss) on investments and foreign currency	66,042,483	110,064,895
Net unrealized gain (loss) on investments and foreign currency translation	(62,104,058)	73,400,691
Change in net assets from operations	$34,473,500	$249,545,512
Distributions declared to shareholders
From net investment income	$—	$(55,137,325)
From net realized gain on investments	—	(80,306,738)
Total distributions declared to shareholders	$—	$(135,444,063)
Change in net assets from fund share transactions	$(192,406,352)	$(300,150,149)
Total change in net assets	$(157,932,852)	$(186,048,700)
Net assets
At beginning of period	3,032,956,741	3,219,005,441
At end of period (including undistributed net investment income of $100,928,034 and $70,392,959, respectively)	$2,875,023,889	$3,032,956,741

See Notes to Financial Statements

15

MFS Total Return Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$24.31		$23.44	$20.05	$18.53	$18.71	$17.48
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.54	$0.45	$0.44	$0.44	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		1.43	3.34	1.63	(0.12)	1.31
Total from investment operations	$0.28		$1.97	$3.79	$2.07	$0.32	$1.72
Less distributions declared to shareholders
From net investment income	$—		$(0.46)	$(0.40)	$(0.55)	$(0.50)	$(0.49)
From net realized gain on investments	—		(0.64)	—	—	—	—
Total distributions declared to shareholders	$—		$(1.10)	$(0.40)	$(0.55)	$(0.50)	$(0.49)
Net asset value, end of period (x)	$24.59		$24.31	$23.44	$20.05	$18.53	$18.71
Total return (%) (k)(r)(s)(x)	1.15	(n)	8.50	19.05	11.26	1.77	9.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.78	0.79	0.80	0.81	0.81
Expenses after expense reductions (f)	0.65	(a)	0.67	0.73	0.77	0.78	0.81
Net investment income	2.17	(a)	2.24	2.05	2.26	2.36	2.30
Portfolio turnover	23	(n)	32	53	22	19	30
Net assets at end of period (000 omitted)	$1,561,738		$1,662,709	$1,826,378	$1,440,525	$1,574,503	$1,860,233

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$23.95		$23.12	$19.80	$18.31	$18.48	$17.28
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.47	$0.39	$0.39	$0.39	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.02		1.41	3.29	1.60	(0.11)	1.29
Total from investment operations	$0.25		$1.88	$3.68	$1.99	$0.28	$1.65
Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.36)	$(0.50)	$(0.45)	$(0.45)
From net realized gain on investments	—		(0.64)	—	—	—	—
Total distributions declared to shareholders	$—		$(1.05)	$(0.36)	$(0.50)	$(0.45)	$(0.45)
Net asset value, end of period (x)	$24.20		$23.95	$23.12	$19.80	$18.31	$18.48
Total return (%) (k)(r)(s)(x)	1.04	(n)	8.24	18.74	10.93	1.58	9.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.03	1.04	1.05	1.06	1.06
Expenses after expense reductions (f)	0.90	(a)	0.92	0.98	1.02	1.03	1.06
Net investment income	1.92	(a)	1.98	1.80	2.02	2.11	2.05
Portfolio turnover	23	(n)	32	53	22	19	30
Net assets at end of period (000 omitted)	$1,313,286		$1,370,248	$1,392,627	$872,739	$859,243	$925,027

See Notes to Financial Statements

16

MFS Total Return Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

17

MFS Total Return Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be

18

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,690,276,260	$—	$—	$1,690,276,260
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	336,525,362	—	336,525,362
Non-U.S. Sovereign Debt	—	34,188,989	—	34,188,989
Municipal Bonds	—	13,221,686	—	13,221,686
U.S. Corporate Bonds	—	243,463,303	—	243,463,303
Residential Mortgage-Backed Securities	—	355,048,453	—	355,048,453
Commercial Mortgage-Backed Securities	—	54,012,764	—	54,012,764
Asset-Backed Securities (including CDOs)	—	15,068,135	—	15,068,135
Foreign Bonds	—	76,122,496	—	76,122,496
Mutual Funds	78,865,305	—	—	78,865,305
Total Investments	$1,769,141,565	$1,127,651,188	$—	$2,896,792,753

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $102,283,467 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral

19

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015, there were no securities on loan or collateral outstanding.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase (sale) commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to

20

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$55,137,325
Long-term capital gains	80,306,738
Total distributions	$135,444,063

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$2,461,067,809
Gross appreciation	470,829,386
Gross depreciation	(35,104,442)
Net unrealized appreciation (depreciation)	$435,724,944

As of 12/31/14
Undistributed ordinary income	91,347,074
Undistributed long-term capital gain	83,912,821
Other temporary differences	(32,486)
Net unrealized appreciation (depreciation)	497,682,950

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$32,030,776	$—	$44,581,217
Service Class	—	23,106,549	—	35,725,521
Total	$—	$55,137,325	$—	$80,306,738

21

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.75%
Next $2 billion of average daily net assets	0.65%
Average daily net assets in excess of $5 billion	0.50%

The investment adviser agreed in writing to reduce its management fee to 0.70% of average daily net assets for the first $1 billion, 0.65% of average daily net assets in excess of $1 billion up to $2.5 billion, and 0.60% of average daily net assets in excess of $2.5 billion up to $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, this management fee reduction amounted to $1,350,773 which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $98,380, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.65% of average daily net assets for the Initial Class shares and 0.90% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, this reduction amounted to $621,319 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $48,222, which equated to 0.0033% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $1,283.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $3,851 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

22

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$387,560,492	$418,197,665
Investments (non-U.S. Government securities)	$288,099,846	$426,430,503

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	756,959	$18,481,746	1,190,232	$28,455,634
Service Class	2,532,552	61,094,516	6,310,222	148,779,076
	3,289,511	$79,576,262	7,500,454	$177,234,710
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,209,551	$76,611,993
Service Class	—	—	2,499,238	58,832,070
	—	$—	5,708,789	$135,444,063
Shares reacquired
Initial Class	(5,650,549)	$(139,179,505)	(13,912,606)	$(333,482,406)
Service Class	(5,475,066)	(132,803,109)	(11,819,400)	(279,346,516)
	(11,125,615)	$(271,982,614)	(25,732,006)	$(612,828,922)
Net change
Initial Class	(4,893,590)	$(120,697,759)	(9,512,823)	$(228,414,779)
Service Class	(2,942,514)	(71,708,593)	(3,009,940)	(71,735,370)
	(7,836,104)	$(192,406,352)	(12,522,763)	$(300,150,149)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $5,107 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	103,202,623	288,680,823	(313,018,141)	78,865,305

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$45,627	$78,865,305

23

MFS Total Return Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

24

SEMIANNUAL REPORT

June 30, 2015

MFS® UTILITIES SERIES

MFS® Variable Insurance Trust

VUF-SEM

MFS® UTILITIES SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Utilities Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
NextEra Energy, Inc.	3.5%
Exelon Corp.	3.2%
PPL Corp.	3.2%
Sempra Energy	2.8%
AES Corp.	2.6%
Public Service Enterprise Group, Inc.	2.5%
NRG Energy, Inc.	2.3%
American Electric Power Co., Inc.	2.3%
EDP Renovaveis S.A.	2.1%
Dynegy, Inc.	2.1%

Top five industries (i)
Utilities-Electric Power	49.8%
Natural Gas-Pipeline	15.3%
Telephone Services	10.0%
Natural Gas-Distribution	7.1%
Telecommunications-Wireless	6.8%

Issuer country weightings (i)(x)
United States	72.2%
Portugal	4.0%
Italy	3.6%
United Kingdom	2.8%
Canada	2.7%
Brazil	2.6%
Spain	2.2%
Denmark	1.3%
China	1.2%
Other Countries	7.4%

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.78%	$1,000.00	$989.40	$3.85
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
Service Class	Actual	1.03%	$1,000.00	$988.05	$5.08
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Utilities Series

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 89.9%
Cable TV – 6.6%
Astro Malaysia Holdings Berhad	3,913,060	$3,194,335
Charter Communications, Inc., “A” (a)	119,405	20,448,106
Comcast Corp., “Special A”	639,313	38,320,421
Liberty Global PLC, “C” (a)	443,748	22,466,961
Time Warner Cable, Inc.	216,795	38,626,365

		$123,056,188

Energy – Independent – 3.2%
Anadarko Petroleum Corp.	140,159	$10,940,812
Enable Midstream Partners LP	288,893	4,616,510
EQT Corp.	196,220	15,960,535
Memorial Resource Development Corp. (a)	106,203	2,014,671
Noble Energy, Inc.	301,765	12,879,330
Western Gas Equity Partners LP	204,881	12,292,860

		$58,704,718

Natural Gas – Distribution – 8.0%
AGL Energy Ltd.	376,399	$4,515,887
China Resources Gas Group Ltd.	5,172,000	15,346,092
Engie	1,105,548	20,509,128
Gas Natural SDG S.A.	360,920	8,184,236
Infraestructura Energetica Nova, S.A. de C.V	725,294	3,591,976
NiSource, Inc.	619,923	28,262,290
NorthWestern Corp.	170,050	8,289,937
Sempra Energy	517,921	51,243,104
Snam Rete Gas S.p.A.	1,945,481	9,256,945

		$149,199,595

Natural Gas – Pipeline – 14.3%
APA Group	944,635	$6,005,586
Columbia Pipeline Partners LP	291,078	7,335,166
Cone Midstream Partners LP	86,272	1,527,014
Enbridge, Inc.	693,538	32,433,591
Energy Transfer Equity LP	401,184	25,743,977
Energy Transfer Partners LP	522,963	27,298,669
Enterprise Products Partners LP	368,602	11,017,514
EQT GP Holdings LP (a)	90,750	3,084,592
JP Energy Partners LP	265,245	3,448,185
Kinder Morgan, Inc.	891,837	34,237,622
ONEOK Partners LP	104,752	3,561,568
Plains All American Pipeline LP	93,022	4,052,969
Plains GP Holdings LP	1,054,318	27,243,577
SemGroup Corp., “A”	163,831	13,021,288
Sunoco Logistics Partners LP	25,271	961,056
Tallgrass Energy GP LP (a)	243,738	7,836,177
Williams Cos., Inc.	656,342	37,667,467
Williams Partners LP	414,706	20,084,211

		$266,560,229

Telecommunications – Wireless – 5.6%
Advanced Info Service PLC	133,600	$949,327
American Tower Corp., REIT	281,847	26,293,507

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – continued
Bharti Infratel Ltd.	320,804	$2,251,875
Bharti Tele-Ventures Ltd.	615,646	4,060,963
KDDI Corp.	373,800	9,022,390
MegaFon PJSC, GDR	235,103	3,267,932
Mobile TeleSystems OJSC, ADR	1,110,034	10,856,132
Philippine Long Distance Telephone Co.	76,565	4,771,516
SBA Communications Corp. (a)	201,215	23,133,689
Vodafone Group PLC	5,100,279	18,419,748
Wireless Infrastructure Italalian S.p.A. (a)	459,270	2,073,669

		$105,100,748

Telephone Services – 8.3%
Altice S.A. (a)	109,186	$15,039,243
Bezeq – The Israel Telecommunication Corp. Ltd.	6,473,346	11,029,191
BT Group PLC	1,438,002	10,172,091
Cellnex Telecom S.A.U. (a)	585,465	9,904,805
Com Hem Holding AB	2,222,948	20,607,557
Frontier Communications Corp.	193,689	958,761
Hellenic Telecommunications Organization S.A.	1,366,809	11,481,196
PT XL Axiata Tbk (a)	23,990,000	6,630,651
Quebecor, Inc., “B”	436,425	10,908,878
TDC A.S.	3,245,028	23,794,965
Telus Corp.	206,397	7,110,699
Verizon Communications, Inc.	567,555	26,453,739

		$154,091,776

Utilities – Electric Power – 43.9%
8point3 Energy Partners LP (a)	139,636	$2,600,022
Abengoa Yield PLC	724,108	22,679,063
AES Corp.	3,638,827	48,250,846
ALLETE, Inc.	259,162	12,022,525
Alliant Energy Corp.	65,570	3,784,700
Ameren Corp.	302,581	11,401,252
American Electric Power Co., Inc.	792,989	42,004,627
Calpine Corp. (a)	1,813,680	32,628,103
CenterPoint Energy, Inc.	239,428	4,556,315
China Longyuan Power Group	6,658,000	7,403,933
CMS Energy Corp.	419,458	13,355,543
Companhia Paranaense de Energia, ADR	227,038	2,497,418
CPFL Energia S.A.	1,726,052	10,686,855
Dominion Resources, Inc.	215,174	14,388,685
DTE Energy Co.	192,140	14,341,330
Dynegy, Inc. (a)	1,327,804	38,838,267
Edison International	149,060	8,284,755
EDP Renovaveis S.A.	5,577,163	39,482,381
ENEL Green Power International B.V.	1,958,329	3,827,224
Enel S.p.A.	7,248,749	32,842,260
Energias de Portugal S.A.	9,120,025	34,620,188
Energias do Brasil S.A.	3,476,982	12,871,912

4

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Equatorial Energia S.A.	526,971	$5,961,072
Exelon Corp.	1,921,592	60,376,421
Glow Energy PLC	14,900	37,608
Iberdrola S.A.	1,390,255	9,364,648
NextEra Energy Partners LP	162,996	6,457,902
NextEra Energy, Inc.	663,078	65,001,536
NRG Energy, Inc.	1,872,851	42,850,831
NRG Yield, Inc., “A”	211,790	4,657,262
NRG Yield, Inc., “C”	422,920	9,257,719
OGE Energy Corp.	1,095,841	31,308,177
PG&E Corp.	414,466	20,350,281
PPL Corp.	2,017,052	59,442,522
Public Service Enterprise Group, Inc.	1,206,840	47,404,675
Red Electrica de Espana	174,007	13,944,118
Talen Energy Corp. (a)	237,208	4,070,489
TerraForm Power, Inc.	206,537	7,844,275
Tractebel Energia S.A.	345,500	3,799,378
Xcel Energy, Inc.	357,263	11,496,723

		$816,993,841

Total Common Stocks (Identified Cost, $1,508,535,897)		$1,673,707,095

CONVERTIBLE PREFERRED STOCKS – 7.1%
Telecommunications – Wireless – 1.2%
American Tower Corp.	117,773	$11,777,300
T-Mobile U.S., Inc.	138,755	9,365,962

		$21,143,262

Telephone Services – 0.5%
Frontier Communications Corp. (a)	96,267	$9,617,073

Utilities – Electric Power – 5.4%
Dominion Resources, Inc., “A”, 6.125%	208,842	$11,191,843
Dominion Resources, Inc., “B”, 6%	242,457	13,051,460
Dominion Resources, Inc., 6.375%	239,737	11,195,718
Dynegy, Inc., 5.375%	177,140	17,607,716
Exelon Corp., 6.5%	606,479	27,509,887

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – continued
Utilities – Electric Power – continued
NextEra Energy, Inc., 5.799%	86,458	$4,625,503
NextEra Energy, Inc., 5.889%	258,590	15,957,589

		$101,139,716

Total Convertible Preferred Stocks (Identified Cost, $129,577,267)		$131,900,051

PREFERRED STOCKS – 2.1%
Energy – Independent – 0.4%
Anadarko Petroleum Corp.	154,951	$7,811,080

Telephone Services – 1.2%
Oi S.A. (a)	1,604,758	$3,019,470
Telecom Italia S.p.A.	19,027,728	19,420,551

		$22,440,021

Utilities – Electric Power – 0.5%
Companhia Paranaense de Energia	810,500	$9,110,989

Total Preferred Stocks (Identified Cost, $47,496,845)		$39,362,090

BONDS – 0.0%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 6.62%, 1/05/23 (Identified Cost, $2,665) (i)(z)	$73,851	$7,858

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	12,603,394	$12,603,394

Total Investments (Identified Cost, $1,698,216,068)		$1,857,580,488

OTHER ASSETS, LESS LIABILITIES – 0.2%		3,873,639

NET ASSETS – 100.0%		$1,861,454,127

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 6.62%, 1/05/23	1/18/02	$2,665	$7,858
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

5

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

GDR	Global Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

GBP	British Pound

Derivative Contracts at 6/30/15

Forward Foreign Currency Exchange Contracts at 6/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Credit Suisse Group	980,272	7/10/15	$1,090,501	$1,092,977	$2,476
BUY	EUR	Deutsche Bank AG	1,247,542	7/10/15	1,350,045	1,390,976	40,931
BUY	EUR	Goldman Sachs International	3,081,410	7/10/15	3,324,725	3,435,690	110,965
BUY	EUR	JPMorgan Chase Bank N.A.	1,861,677	7/10/15	2,024,307	2,075,721	51,414
BUY	EUR	Morgan Stanley Capital Services, Inc.	2,912,394	7/10/15	3,108,270	3,247,243	138,973
BUY	EUR	UBS AG	425,957	7/10/15	474,589	474,931	342
SELL	EUR	Credit Suisse Group	5,327,732	7/10/15	6,041,754	5,940,280	101,474
SELL	EUR	Deutsche Bank AG	53,955,119	7/10/15-9/17/15	60,822,979	60,216,092	606,887
SELL	EUR	Goldman Sachs International	1,089,618	7/10/15	1,238,177	1,214,895	23,282
BUY	GBP	Barclays Bank PLC	2,623,433	7/10/15	4,014,746	4,121,832	107,086
BUY	GBP	Citibank N.A.	829,651	7/10/15	1,252,034	1,303,514	51,480
BUY	GBP	Deutsche Bank AG	1,557,061	7/10/15	2,394,417	2,446,391	51,974
BUY	GBP	Goldman Sachs International	309,245	7/10/15	471,731	485,873	14,142
BUY	GBP	JPMorgan Chase Bank N.A.	920,962	7/10/15	1,411,772	1,446,979	35,207
BUY	GBP	Merrill Lynch International Bank	481,515	7/10/15	737,499	756,537	19,038
BUY	GBP	UBS AG	1,647,961	7/10/15	2,574,315	2,589,210	14,895

							$1,370,566

Liability Derivatives
BUY	EUR	Barclays Bank PLC	1,282,968	7/10/15	$1,431,663	$1,430,476	$(1,187)
BUY	EUR	Credit Suisse Group	14,386	7/10/15	16,129	16,040	(90)
BUY	EUR	Deutsche Bank AG	4,985,069	7/10/15	5,610,938	5,558,220	(52,718)
BUY	EUR	Goldman Sachs International	6,323,763	7/10/15	7,156,890	7,050,828	(106,062)
BUY	EUR	JPMorgan Chase Bank N.A.	4,506,310	7/10/15	5,100,941	5,024,417	(76,524)
BUY	EUR	Merrill Lynch International Bank	2,724,161	7/10/15	3,064,938	3,037,368	(27,570)
BUY	EUR	Morgan Stanley Capital Services, Inc.	758,233	7/10/15	850,638	845,409	(5,229)
SELL	EUR	Citibank N.A.	10,260,867	7/10/15	11,163,618	11,440,595	(276,977)
SELL	EUR	Deutsche Bank AG	39,628,218	7/10/15	43,012,234	44,184,415	(1,172,181)
SELL	EUR	Goldman Sachs International	16,998,714	7/10/15	18,490,861	18,953,116	(462,256)
SELL	EUR	JPMorgan Chase Bank N.A.	39,206,132	7/10/15	42,398,954	43,713,801	(1,314,847)
SELL	EUR	Merrill Lynch International Bank	5,611,511	7/10/15	6,105,256	6,256,686	(151,430)
SELL	EUR	Morgan Stanley Capital Services, Inc.	3,905,521	7/10/15	4,194,441	4,354,553	(160,112)
BUY	GBP	Barclays Bank PLC	1,227	7/10/15	1,932	1,929	(3)
SELL	GBP	Barclays Bank PLC	10,607,319	7/10/15	15,776,425	16,665,790	(889,365)
SELL	GBP	Goldman Sachs International	74,451	7/10/15	111,316	116,974	(5,658)
SELL	GBP	Merrill Lynch International Bank	10,607,319	7/10/15	15,776,796	16,665,790	(888,994)

							$(5,591,203)

At June 30, 2015, the fund had cash collateral of $4,470,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

6

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,685,612,674)	$1,844,977,094
Underlying affiliated funds, at cost and value	12,603,394
Total investments, at value (identified cost, $1,698,216,068)	$1,857,580,488
Restricted cash	4,470,000
Receivables for
Forward foreign currency exchange contracts	1,370,566
Investments sold	1,208,351
Fund shares sold	444,716
Interest and dividends	4,790,839
Other assets	5,407
Total assets		$1,869,870,367
Liabilities
Payables for
Forward foreign currency exchange contracts	$5,591,203
Fund shares reacquired	2,316,019
Payable to affiliates
Investment adviser	64,279
Shareholder servicing costs	1,427
Distribution and/or service fees	16,133
Payable for independent Trustees’ compensation	18
Deferred country tax expense payable	74,242
Accrued expenses and other liabilities	352,919
Total liabilities		$8,416,240
Net assets		$1,861,454,127
Net assets consist of
Paid-in capital	$1,434,716,815
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $74,242 deferred country tax)	154,995,783
Accumulated net realized gain (loss) on investments and foreign currency	187,779,528
Undistributed net investment income	83,962,001
Net assets		$1,861,454,127
Shares of beneficial interest outstanding		55,938,633

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$699,189,739	20,806,622	$33.60
Service Class	1,162,264,388	35,132,011	33.08

See Notes to Financial Statements

7

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$32,049,075
Interest	197,337
Dividends from underlying affiliated funds	24,626
Foreign taxes withheld	(1,483,352)
Total investment income		$30,787,686
Expenses
Management fee	$7,096,813
Distribution and/or service fees	1,527,532
Shareholder servicing costs	43,075
Administrative services fee	159,360
Independent Trustees’ compensation	21,351
Custodian fee	185,811
Shareholder communications	99,500
Audit and tax fees	27,459
Legal fees	7,821
Miscellaneous	20,815
Total expenses		$9,189,537
Fees paid indirectly	(109)
Reduction of expenses by investment adviser	(64,926)
Net expenses		$9,124,502
Net investment income		$21,663,184
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$43,831,627
Foreign currency	25,932,792
Net realized gain (loss) on investments and foreign currency		$69,764,419
Change in unrealized appreciation (depreciation)
Investments (net of $55,084 increase in deferred country tax)	$(100,212,590)
Translation of assets and liabilities in foreign currencies	(11,716,126)
Net unrealized gain (loss) on investments and foreign currency translation		$(111,928,716)
Net realized and unrealized gain (loss) on investments and foreign currency		$(42,164,297)
Change in net assets from operations		$(20,501,113)

See Notes to Financial Statements

8

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$21,663,184	$49,245,705
Net realized gain (loss) on investments and foreign currency	69,764,419	143,793,672
Net unrealized gain (loss) on investments and foreign currency translation	(111,928,716)	495,644
Change in net assets from operations	$(20,501,113)	$193,535,021
Distributions declared to shareholders
From net investment income	$—	$(39,350,382)
From net realized gain on investments	—	(73,072,176)
Total distributions declared to shareholders	$—	$(112,422,558)
Change in net assets from fund share transactions	$(125,298,614)	$422,023,434
Total change in net assets	$(145,799,727)	$503,135,897
Net assets
At beginning of period	2,007,253,854	1,504,117,957
At end of period (including undistributed net investment income of $83,962,001 and $62,298,817, respectively)	$1,861,454,127	$2,007,253,854

See Notes to Financial Statements

9

MFS Utilities Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$33.97		$31.88	$27.61	$26.08	$25.27	$22.92
Income (loss) from investment operations
Net investment income (d)	$0.40		$0.99	$0.94	$0.84	$0.97	$0.79
Net realized and unrealized gain (loss) on investments and foreign currency	(0.77)		3.13	4.64	2.57	0.70	2.29
Total from investment operations	$(0.37)		$4.12	$5.58	$3.41	$1.67	$3.08
Less distributions declared to shareholders
From net investment income	$—		$(0.74)	$(0.73)	$(1.88)	$(0.86)	$(0.73)
From net realized gain on investments	—		(1.29)	(0.58)	—	—	—
Total distributions declared to shareholders	$—		$(2.03)	$(1.31)	$(1.88)	$(0.86)	$(0.73)
Net asset value, end of period (x)	$33.60		$33.97	$31.88	$27.61	$26.08	$25.27
Total return (%) (k)(r)(s)(x)	(1.09	)(n)	12.77	20.60	13.40	6.78	13.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.79	0.80	0.82	0.80	0.81
Expenses after expense reductions (f)	0.78	(a)	0.78	0.80	0.82	0.80	0.81
Net investment income	2.37	(a)	2.87	3.07	3.11	3.71	3.47
Portfolio turnover	22	(n)	53	50	51	53	56
Net assets at end of period (000 omitted)	$699,190		$754,927	$525,386	$476,685	$532,447	$541,653

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$33.48		$31.47	$27.27	$25.73	$24.95	$22.65
Income (loss) from investment operations
Net investment income (d)	$0.36		$0.92	$0.85	$0.71	$0.89	$0.73
Net realized and unrealized gain (loss) on investments and foreign currency	(0.76)		3.05	4.58	2.59	0.70	2.25
Total from investment operations	$(0.40)		$3.97	$5.43	$3.30	$1.59	$2.98
Less distributions declared to shareholders
From net investment income	$—		$(0.67)	$(0.65)	$(1.76)	$(0.81)	$(0.68)
From net realized gain on investments	—		(1.29)	(0.58)	—	—	—
Total distributions declared to shareholders	$—		$(1.96)	$(1.23)	$(1.76)	$(0.81)	$(0.68)
Net asset value, end of period (x)	$33.08		$33.48	$31.47	$27.27	$25.73	$24.95
Total return (%) (k)(r)(s)(x)	(1.19	)(n)	12.47	20.30	13.13	6.51	13.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.04	1.05	1.07	1.05	1.06
Expenses after expense reductions (f)	1.03	(a)	1.03	1.05	1.07	1.05	1.06
Net investment income	2.12	(a)	2.71	2.82	2.66	3.45	3.23
Portfolio turnover	22	(n)	53	50	51	53	56
Net assets at end of period (000 omitted)	$1,162,264		$1,252,327	$978,732	$837,196	$1,458,257	$1,335,305

See Notes to Financial Statements

10

MFS Utilities Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Utilities Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of

12

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,328,009,566	$—	$—	$1,328,009,566
Portugal	74,102,569	—	—	74,102,569
Italy	67,420,648	—	—	67,420,648
United Kingdom	51,270,903	—	—	51,270,903
Canada	50,453,167	—	—	50,453,167
Brazil	47,947,094	—	—	47,947,094
Spain	41,397,807	—	—	41,397,807
Denmark	23,794,965	—	—	23,794,965
China	22,750,025	—	—	22,750,025
Other Countries	125,354,361	12,468,131	—	137,822,492
Commercial Mortgage-Backed Securities	—	7,858	—	7,858
Mutual Funds	12,603,394	—	—	12,603,394
Total Investments	$1,845,104,499	$12,475,989	$—	$1,857,580,488

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,220,637)	$—	$(4,220,637)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $11,481,196 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $324,509,082 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

13

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$1,370,566	$(5,591,203)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$25,998,335

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(11,659,439)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

14

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the

15

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, derivative transactions and partnership adjustments.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$69,599,950
Long-term capital gains	42,822,608
Total distributions	$112,422,558

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$1,707,735,395
Gross appreciation	251,581,506
Gross depreciation	(101,736,413)
Net unrealized appreciation (depreciation)	$149,845,093

As of 12/31/14
Undistributed ordinary income	100,470,131
Undistributed long-term capital gain	98,328,222
Other temporary differences	(1,562,823)
Net unrealized appreciation (depreciation)	250,002,895

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$15,974,531	$—	$28,015,023
Service Class	—	23,375,851	—	45,057,153
Total	$—	$39,350,382	$—	$73,072,176

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $64,926, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and

16

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $41,575, which equated to 0.0042% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $1,500.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $2,561 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $430,039,283 and $426,045,877, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	331,228	$11,340,894	1,464,376	$50,703,687
Service Class	2,385,359	80,360,631	5,940,410	201,152,012
	2,716,587	$91,701,525	7,404,786	$251,855,699
Shares issued in connection with acquisition of MFS Utilities Portfolio
Initial Class			5,353,453	$189,030,408
Service Class			3,363,246	117,040,963
			8,716,699	$306,071,371
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,262,979	$43,989,554
Service Class	—	—	1,991,648	68,433,004
	—	$—	3,254,627	$112,422,558
Shares reacquired
Initial Class	(1,750,484)	$(60,128,781)	(2,336,474)	$(79,950,659)
Service Class	(4,657,832)	(156,871,358)	(4,994,588)	(168,375,535)
	(6,408,316)	$(217,000,139)	(7,331,062)	$(248,326,194)

17

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Net change
Initial Class	(1,419,256)	$(48,787,887)	5,744,334	$203,772,990
Service Class	(2,272,473)	(76,510,727)	6,300,716	218,250,444
	(3,691,729)	$(125,298,614)	12,045,050	$422,023,434

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $3,314 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	88,762,069	198,375,458	(274,534,133)	12,603,394

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$24,626	$12,603,394

(8)	Acquisitions

At close of business on August 8, 2014, the fund with net assets of approximately $1,675,061,220, acquired all of the assets and liabilities of MFS Utilities Portfolio, a series of MFS Variable Insurance Trust II. The purpose of the transaction was to provide shareholders of MFS Utilities Portfolio the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 8,716,699 shares of the fund (valued at approximately $306,071,371) for all of the assets and liabilities of MFS Utilities Portfolio. MFS Utilities Portfolio then distributed the shares of the fund that MFS Utilities Portfolio received from the fund to its shareholders. MFS Utilities Portfolio’s investments on that date were valued at approximately $295,873,296 with a cost basis of approximately $242,380,563. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Utilities Portfolio were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

18

MFS Utilities Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

19

SEMIANNUAL REPORT

June 30, 2015

MFS® VALUE SERIES

MFS® Variable Insurance Trust

VLU-SEM

MFS® VALUE SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Value Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	4.7%
Wells Fargo & Co.	3.4%
Johnson & Johnson	3.3%
Philip Morris International, Inc.	3.1%
Pfizer, Inc.	2.9%
Accenture PLC, “A”	2.6%
Honeywell International, Inc.	2.2%
Goldman Sachs Group, Inc.	2.1%
United Technologies Corp.	2.0%
CVS Health Corp.	2.0%

Equity sectors
Financial Services	26.8%
Health Care	14.3%
Industrial Goods & Services	11.9%
Consumer Staples	10.5%
Leisure	6.0%
Energy	5.2%
Basic Materials	4.6%
Retailing	4.4%
Special Products & Services	4.3%
Technology	3.6%
Utilities & Communications	3.3%
Autos & Housing	2.3%
Transportation	2.2%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.72%	$1,000.00	$1,012.29	$3.59
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
Service Class	Actual	0.97%	$1,000.00	$1,010.97	$4.84
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Value Series

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 7.0%
Honeywell International, Inc.	522,373	$53,266,374
Lockheed Martin Corp.	245,054	45,555,539
Northrop Grumman Corp.	132,216	20,973,424
United Technologies Corp.	439,706	48,776,587

		$168,571,924

Alcoholic Beverages – 1.3%
Diageo PLC	1,122,449	$32,468,757

Automotive – 1.8%
Delphi Automotive PLC	239,461	$20,375,736
Johnson Controls, Inc.	480,197	23,784,157

		$44,159,893

Broadcasting – 3.2%
Omnicom Group, Inc.	369,227	$25,657,584
Time Warner, Inc.	243,670	21,299,195
Viacom, Inc., “B”	219,356	14,179,172
Walt Disney Co.	146,514	16,723,108

		$77,859,059

Brokerage & Asset Managers – 2.9%
BlackRock, Inc.	66,512	$23,011,822
Franklin Resources, Inc.	595,929	29,218,399
NASDAQ OMX Group, Inc.	376,880	18,395,513

		$70,625,734

Business Services – 4.3%
Accenture PLC, “A”	652,864	$63,184,178
Equifax, Inc.	62,035	6,022,978
Fidelity National Information Services, Inc.	237,051	14,649,752
Fiserv, Inc. (a)	237,747	19,692,584

		$103,549,492

Cable TV – 1.2%
Comcast Corp., “Special A”	490,007	$29,371,020

Chemicals – 4.1%
3M Co.	302,205	$46,630,232
E.I. du Pont de Nemours & Co.	114,906	7,348,239
Monsanto Co.	19,412	2,069,125
PPG Industries, Inc.	372,946	42,784,365

		$98,831,961

Computer Software – 0.9%
Oracle Corp.	549,911	$22,161,413

Computer Software – Systems – 1.4%
International Business Machines Corp.	204,694	$33,295,526

Construction – 0.5%
Stanley Black & Decker, Inc.	116,464	$12,256,671

Consumer Products – 0.7%
Newell Rubbermaid, Inc.	127,006	$5,221,217

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Procter & Gamble Co.	146,459	$11,458,952

		$16,680,169

Containers – 0.5%
Crown Holdings, Inc. (a)	237,466	$12,564,326

Electrical Equipment – 3.1%
Danaher Corp.	368,983	$31,581,255
Pentair PLC	189,842	13,051,638
Tyco International PLC	778,779	29,967,416

		$74,600,309

Electronics – 1.3%
NVIDIA Corp.	118,960	$2,392,286
Texas Instruments, Inc.	564,175	29,060,654

		$31,452,940

Energy – Independent – 1.5%
EOG Resources, Inc.	124,299	$10,882,377
Occidental Petroleum Corp.	322,856	25,108,511

		$35,990,888

Energy – Integrated – 3.0%
Chevron Corp.	318,197	$30,696,465
Exxon Mobil Corp.	499,656	41,571,379

		$72,267,844

Food & Beverages – 4.2%
Archer Daniels Midland Co.	103,299	$4,981,078
Danone S.A.	264,236	17,082,891
General Mills, Inc.	659,304	36,736,419
Kellogg Co.	106,316	6,666,013
Nestle S.A.	518,109	37,405,591

		$102,871,992

Food & Drug Stores – 2.0%
CVS Health Corp.	464,170	$48,682,150

General Merchandise – 1.8%
Kohl’s Corp.	63,933	$4,002,845
Target Corp.	482,611	39,395,536

		$43,398,381

Insurance – 7.6%
ACE Ltd.	239,089	$24,310,570
Aon PLC	301,349	30,038,468
Chubb Corp.	180,970	17,217,486
MetLife, Inc.	833,300	46,656,467
Prudential Financial, Inc.	270,587	23,681,774
Travelers Cos., Inc.	444,047	42,921,583

		$184,826,348

Leisure & Toys – 0.6%
Hasbro, Inc.	197,333	$14,758,535

4

MFS Value Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 1.8%
Deere & Co.	80,147	$7,778,266
Eaton Corp. PLC	302,052	20,385,489
Illinois Tool Works, Inc.	178,000	16,338,620

		$44,502,375

Major Banks – 13.3%
Bank of New York Mellon Corp.	736,362	$30,905,113
Goldman Sachs Group, Inc.	243,163	50,770,003
JPMorgan Chase & Co.	1,700,018	115,193,220
PNC Financial Services Group, Inc.	216,755	20,732,616
State Street Corp.	294,752	22,695,904
Wells Fargo & Co.	1,457,060	81,945,054

		$322,241,910

Medical & Health Technology & Services – 1.1%
Express Scripts Holding Co. (a)	301,053	$26,775,654

Medical Equipment – 5.1%
Abbott Laboratories	653,470	$32,072,308
Medtronic PLC	623,152	46,175,563
St. Jude Medical, Inc.	251,084	18,346,708
Thermo Fisher Scientific, Inc.	205,200	26,626,752

		$123,221,331

Oil Services – 0.7%
Baker Hughes, Inc.	36,103	$2,227,555
Schlumberger Ltd.	182,249	15,708,041

		$17,935,596

Other Banks & Diversified Financials – 3.1%
American Express Co.	249,058	$19,356,788
Citigroup, Inc.	161,041	8,895,905
U.S. Bancorp	1,054,651	45,771,853

		$74,024,546

Pharmaceuticals – 8.1%
Johnson & Johnson	815,127	$79,442,277
Merck & Co., Inc.	568,927	32,389,014
Novartis AG	87,030	8,577,800
Pfizer, Inc.	2,077,492	69,658,307
Roche Holding AG	24,740	6,932,863

		$197,000,261

Printing & Publishing – 0.3%
McGraw-Hill Cos., Inc.	71,030	$7,134,964
Time, Inc.	26,299	605,140

		$7,740,104

Railroad & Shipping – 0.8%
Canadian National Railway Co.	210,864	$12,177,396
Union Pacific Corp.	84,370	8,046,367

		$20,223,763

Restaurants – 0.7%
McDonald’s Corp.	177,303	$16,856,196

Specialty Stores – 0.6%
Advance Auto Parts, Inc.	49,099	$7,820,980

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
Bed Bath & Beyond, Inc. (a)	85,693	$5,911,103

		$13,732,083

Telecommunications – Wireless – 0.6%
Vodafone Group PLC	4,130,480	$14,917,302

Telephone Services – 1.9%
AT&T, Inc.	197,465	$7,013,957
Verizon Communications, Inc.	859,563	40,064,231

		$47,078,188

Tobacco – 4.3%
Altria Group, Inc.	267,905	$13,103,234
Imperial Tobacco Group PLC	116,866	5,631,800
Philip Morris International, Inc.	924,733	74,135,845
Reynolds American, Inc.	147,346	11,000,852

		$103,871,731

Trucking – 1.3%
United Parcel Service, Inc., “B”	331,152	$32,091,940

Utilities – Electric Power – 0.7%
Duke Energy Corp.	249,324	$17,607,261

Total Common Stocks (Identified Cost, $1,558,741,115)		$2,411,065,573

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace – 0.1%
United Technologies Corp., 7.5% (Identified Cost, $1,982,947)	38,603	$2,211,952

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	17,292,950	$17,292,950

Total Investments (Identified Cost, $1,578,017,012)		$2,430,570,475

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(1,526,379)

NET ASSETS – 100.0%		$2,429,044,096

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,560,724,062)	$2,413,277,525
Underlying affiliated funds, at cost and value	17,292,950
Total investments, at value (identified cost, $1,578,017,012)	$2,430,570,475
Foreign currency, at value (identified cost, $39,722)	39,702
Receivables for
Investments sold	20
Fund shares sold	403,398
Interest and dividends	5,013,806
Other assets	6,315
Total assets		$2,436,033,716
Liabilities
Payable to custodian	$48,103
Payables for
Investments purchased	2,054,793
Fund shares reacquired	4,559,991
Payable to affiliates
Investment adviser	78,959
Shareholder servicing costs	719
Distribution and/or service fees	19,171
Payable for independent Trustees’ compensation	27
Accrued expenses and other liabilities	227,857
Total liabilities		$6,989,620
Net assets		$2,429,044,096
Net assets consist of
Paid-in capital	$1,278,087,535
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	852,546,455
Accumulated net realized gain (loss) on investments and foreign currency	219,317,261
Undistributed net investment income	79,092,845
Net assets		$2,429,044,096
Shares of beneficial interest outstanding		119,036,263

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,044,128,642	50,715,742	$20.59
Service Class	1,384,915,454	68,320,521	20.27

See Notes to Financial Statements

6

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$38,716,421
Interest	11,511
Dividends from underlying affiliated funds	10,243
Foreign taxes withheld	(335,563)
Total investment income		$38,402,612
Expenses
Management fee	$8,621,610
Distribution and/or service fees	1,772,163
Shareholder servicing costs	35,014
Administrative services fee	202,307
Independent Trustees’ compensation	22,036
Custodian fee	79,787
Shareholder communications	96,450
Audit and tax fees	27,058
Legal fees	10,652
Miscellaneous	25,562
Total expenses		$10,892,639
Fees paid indirectly	(39)
Reduction of expenses by investment adviser	(89,303)
Net expenses		$10,803,297
Net investment income		$27,599,315
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$90,249,372
Foreign currency	(105,107)
Net realized gain (loss) on investments and foreign currency		$90,144,265
Change in unrealized appreciation (depreciation)
Investments	$(88,019,323)
Translation of assets and liabilities in foreign currencies	52,281
Net unrealized gain (loss) on investments and foreign currency translation		$(87,967,042)
Net realized and unrealized gain (loss) on investments and foreign currency		$2,177,223
Change in net assets from operations		$29,776,538

See Notes to Financial Statements

7

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$27,599,315	$51,498,481
Net realized gain (loss) on investments and foreign currency	90,144,265	201,212,369
Net unrealized gain (loss) on investments and foreign currency translation	(87,967,042)	(8,868,742)
Change in net assets from operations	$29,776,538	$243,842,108
Distributions declared to shareholders
From net investment income	$—	$(36,745,114)
From net realized gain on investments	—	(80,580,203)
Total distributions declared to shareholders	$—	$(117,325,317)
Change in net assets from fund share transactions	$(201,261,421)	$(20,388,062)
Total change in net assets	$(171,484,883)	$106,128,729
Net assets
At beginning of period	2,600,528,979	2,494,400,250
At end of period (including undistributed net investment income of $79,092,845 and $51,493,530, respectively)	$2,429,044,096	$2,600,528,979

See Notes to Financial Statements

8

MFS Value Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$20.34		$19.28	$14.40	$12.68	$12.98	$11.80
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.44	$0.30	$0.28	$0.24	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		1.55	4.83	1.77	(0.30)	1.16
Total from investment operations	$0.25		$1.99	$5.13	$2.05	$(0.06)	$1.35
Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.20)	$(0.23)	$(0.19)	$(0.17)
From net realized gain on investments	—		(0.62)	(0.05)	(0.10)	(0.05)	—
Total distributions declared to shareholders	$—		$(0.93)	$(0.25)	$(0.33)	$(0.24)	$(0.17)
Net asset value, end of period (x)	$20.59		$20.34	$19.28	$14.40	$12.68	$12.98
Total return (%) (k)(r)(s)(x)	1.23	(n)	10.51	35.89	16.26	(0.30)	11.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.73	0.73	0.78	0.79	0.83
Expenses after expense reductions (f)	0.72	(a)	0.72	0.73	0.78	0.79	0.83
Net investment income	2.35	(a)	2.23	1.74	2.02	1.81	1.60
Portfolio turnover	4	(n)	13	15	16	18	28
Net assets at end of period (000 omitted)	$1,044,129		$1,118,647	$1,090,381	$988,594	$352,752	$389,052

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$20.05		$19.03	$14.22	$12.54	$12.83	$11.68
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.38	$0.25	$0.24	$0.20	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		1.52	4.78	1.74	(0.27)	1.15
Total from investment operations	$0.22		$1.90	$5.03	$1.98	$(0.07)	$1.31
Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.17)	$(0.20)	$(0.17)	$(0.16)
From net realized gain on investments	—		(0.62)	(0.05)	(0.10)	(0.05)	—
Total distributions declared to shareholders	$—		$(0.88)	$(0.22)	$(0.30)	$(0.22)	$(0.16)
Net asset value, end of period (x)	$20.27		$20.05	$19.03	$14.22	$12.54	$12.83
Total return (%) (k)(r)(s)(x)	1.10	(n)	10.20	35.59	15.88	(0.47)	11.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.98	0.98	1.03	1.04	1.08
Expenses after expense reductions (f)	0.97	(a)	0.97	0.98	1.03	1.04	1.08
Net investment income	2.10	(a)	1.99	1.49	1.76	1.58	1.35
Portfolio turnover	4	(n)	13	15	16	18	28
Net assets at end of period (000 omitted)	$1,384,915		$1,481,882	$1,404,019	$1,022,722	$831,481	$750,049

See Notes to Financial Statements

9

MFS Value Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Value Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

11

MFS Value Series

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,413,277,525	$—	$—	$2,413,277,525
Mutual Funds	17,292,950	—	—	17,292,950
Total Investments	$2,430,570,475	$—	$—	$2,430,570,475

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $123,017,005 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

12

MFS Value Series

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$83,022,402
Long-term capital gains	34,302,915
Total distributions	$117,325,317

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$1,586,562,431
Gross appreciation	852,919,170
Gross depreciation	(8,911,126)
Net unrealized appreciation (depreciation)	$844,008,044

As of 12/31/14
Undistributed ordinary income	57,139,410
Undistributed long-term capital gain	132,191,502
Capital loss carryforwards	(114,669)
Other temporary differences	(63,587)
Net unrealized appreciation (depreciation)	932,027,367

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

13

MFS Value Series

Notes to Financial Statements (unaudited) – continued

As of December 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/15	$(114,669)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$17,440,139	$—	$35,286,353
Service Class	—	19,304,975	—	45,293,850
Total	$—	$36,745,114	$—	$80,580,203

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% in excess of $2.5 billion of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, the management fee reduction amounted to $6,343, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $82,960, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.68% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $34,386, which equated to 0.0028% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $628.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

14

MFS Value Series

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $3,303 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $107,771,389 and $249,693,032, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	733,269	$15,015,488	1,907,102	$36,814,672
Service Class	2,136,903	43,194,664	11,164,519	216,843,288
	2,870,172	$58,210,152	13,071,621	$253,657,960
Shares issued in connection with acquisition of MFS Value Portfolio
Initial Class			7,020,532	$138,866,125
Service Class			9,696,511	188,984,993
			16,717,043	$327,851,118
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,709,480	$52,726,492
Service Class	—	—	3,364,522	64,598,825
	—	$—	6,074,002	$117,325,317
Shares reacquired
Initial Class	(5,018,979)	$(103,573,554)	(13,190,894)	$(259,093,870)
Service Class	(7,724,965)	(155,898,019)	(24,112,024)	(460,128,587)
	(12,743,944)	$(259,471,573)	(37,302,918)	$(719,222,457)
Net change
Initial Class	(4,285,710)	$(88,558,066)	(1,553,780)	$(30,686,581)
Service Class	(5,588,062)	(112,703,355)	113,528	10,298,519
	(9,873,772)	$(201,261,421)	(1,440,252)	$(20,388,062)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 7%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition,

15

MFS Value Series

Notes to Financial Statements (unaudited) – continued

the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $4,284 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,800	228,135,835	(210,844,685)	17,292,950

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,243	$17,292,950

(8)	Acquisitions

At close of business on August 8, 2014, the fund with net assets of approximately $2,239,425,210, acquired all of the assets and liabilities of MFS Value Portfolio, a series of Variable Insurance Trust II. The purpose of the transaction was to provide shareholders of MFS Value Portfolio the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 16,717,043 shares of the fund (valued at approximately $327,851,118) for all of the assets and liabilities of MFS Value Portfolio. MFS Value Portfolio then distributed the shares of the fund that MFS Value Portfolio received from the fund to its shareholders. MFS Value Portfolio’s investments on that date were valued at approximately $328,251,524 with a cost basis of approximately $209,873,974. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Value Portfolio were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

16

MFS Value Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

17

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: August 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: August 14, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 14, 2015

*	Print name and title of each signing officer under his or her signature.